(ICON)
The
Target Portfolio
Trust
(SYMBOL)
 Semi

 Annual
 Report
 JUNE 30, 1998

  (LOGO)

                               (ICON)

The Target Portfolio Trust
Table of Contents

                                         Page
Shareholder Letter                           2
Portfolio of Investments:
Large Capitalization Growth Portfolio        9
Large Capitalization Value Portfolio        11
Small Capitalization Growth Portfolio       15
Small Capitalization Value Portfolio        19
International Equity Portfolio              24
International Bond Portfolio                27
Total Return Bond Portfolio                 29
Intermediate-Term Bond Portfolio            32
Mortgage Backed Securities Portfolio        35
U.S. Government Money Market Portfolio      37
Statements of Assets and Liabilities        38
Statements of Operations                    40
Statements of Changes in Net Assets         42
Financial Highlights                        44
Notes to Financial Statements               51
Target's Shareholder Services               56

                                         1

Dear Target Shareholder:
The pace of economic growth slowed in the second quarter of 1998 after its sharp acceleration early in the year led to a buildup of inventories. We expect slower growth to continue over the second half of the year as those inventories are drawn down; net imports increase "because of the deepening economic troubles in Asia" and greater unused industrial capacity slows business investment.

However, inflation has been subdued so far this year and we expect it to remain so. Although profits have been declining in many industries, we believe they will be squeezed further rather than lead to price increases. Our economists think the Federal Reserve will strike a "wait-and-see" stance on interest rates. Although the Fed has shown a bias toward raising rates, the strong dollar and widening trade gap have prevented any action in that direction thus far. Gross Domestic Product (GDP) grew during the first half of the year, slowing from 5.6% to 1.4% from the first to second quarter. Such slowing growth takes pressure off the Fed to raise rates, which would have been difficult in any case because of its effect on Asian economies and the
U.S. balance of trade.

The U.S. stock market paused for breath during the second quarter of 1998. The
3.3% increase in the Standard & Poor's (S&P) 500 was slightly above average, historically speaking, for the quarter, though well below many quarters of the past three years. Overseas stock markets also slowed.

Performance Summary as of June 30, 1998


                                12/31/97          6/30/98
Six Month*     # of
Portfolios                         NAV              NAV
Total Return   Funds**
Large Capitalization Growth      $13.58            $17.05
25.55%
Lipper Growth Fund Avg
15.12        1005

Large Capitalization Value        16.21             17.30
9.01
Growth & Income Avg
12.16         761

Small Capitalization Growth       15.57             16.88
10.76
Small Company Avg
6.45         627

Small Capitalization Value        17.50             17.64
2.06
Small Company Avg
6.45         627

International Equity              14.27             16.71
18.65
International Avg
15.53         534

International Bond                 9.17              9.04
0.80
International Income Avg
2.75          54

Total Return Bond                 10.56             10.70
3.79
Corporate Debt BBB Avg
3.79         102

Intermediate-Term Bond            10.42             10.45
3.02
Intermediate Investment Grade
3.62         232

Mortgage Backed Securities        10.45             10.48
3.19
U.S. Mortgage Avg
3.01          71

U.S. Government Money Market***    1.00              1.00
2.45
U.S. Government Money Fund Avg
2.45         114

* Source: Lipper Analytical Services for Lipper averages, and Prudential
Investments Fund Management for Target returns. Target returns are in bold face type. Returns assume the reinvestment of all dividends and distributions and take into account all charges and expenses applicable to an investment in each portfolio except the annual Target advisory fee. For retail accounts, the maximum annual advisory fee is 1.5% of equity portfolio assets and 1.0% of bond and money market portfolio assets. For retirement accounts, the maximum advisory fees are 1.25% and 1.35%, respectively. Past performance is not indicative of future results and an investor's shares, when redeemed, may be worth more or less than their original cost.

** Represents the number of funds in each respective Lipper category.

*** Note: An investment in the Fund is neither insured nor guaranteed by the
U.S. government and there can be no assurance the Fund will be able to maintain a stable net asset value of $1 per share.

Although Continental European markets gained, U.K. stocks and the markets in
Asia and Latin America declined. That prompted many investors to shift their assets into more secure harbors, such as Wall Street, which exacerbated the declines overseas.

The U.S. government securities market likewise benefited from a flight to quality. In June, when the yen tumbled to an eight-year low against the U.S.
dollar, demand for U.S. Treasuries soared, driving the 30-year Treasury bond yield to its lowest level since regular sales of the securities began in 1977.
Among other fixed-income instruments, corporate bonds performed well; global bonds provided a solid return as the Euromarket benefited from a similar flight to quality, but emerging markets posted a negative return.

Target shareholders continue to benefit from the advantages of maintaining a diversified portfolio through a customized and comprehensive investment program. Most of the Target portfolios produced returns that were either ahead of or competitive with their benchmarks during the reporting period. It is important to remember that given the current volatile investment environment, maintaining a portfolio diversified across a variety of asset classes is key to achieving your long-term investment goals.

Average Annual Total Returns as of June 30, 1998


Since
Portfolios                     One Year           Five Years
Inception*
Large Capitalization Growth     30.95%              17.46%
14.52%
Large Capitalization Value      19.40               16.76
14.93
Small Capitalization Growth     18.38               14.37
14.69
Small Capitalization Value      12.28               11.26
14.31
International Equity            15.26               14.83
14.80
International Bond              -2.14                N/A
2.35
Total Return Bond                9.45                6.24
6.78
Intermediate-Term Bond           7.84                5.75
6.22
Mortgage Backed Securities       7.51                5.88
6.49

Note: The average annual return for the Target Portfolios assumes the imposition of the maximum Target advisory fee of 1.5% for stock portfolios and 1.00% for the bond portfolios.

* The inception date for all portfolios is 1/5/93, except for International
Bond, which is 5/17/94.

Past performance is not indicative of future results.

U.S. Stocks Surge
The flow of cash into the U.S. stock market remained strong during the first half of 1998 with larger stocks benefiting more than smaller issues and growth investments outperforming value. In an apparent nod to high quality, stable growth companies, investors favored larger-cap growth stocks. Sectors benefiting from this pattern included technology, health care, and consumer-related stocks including consumer cyclicals (stocks which perform well as an economy grows), and consumer staples. Among the strongest industries were computer networking, computer software, medical products, pharmaceuticals and specialty apparel. A central theme in the companies that performed well was a lack of exposure to Asian economies plus strong domestic growth and demand for their products.

The Large Capitalization Growth Portfolio, co-managed by Oak
Associates and
Columbus Circle Investors, returned 25.55% for the reporting period. The
Portfolio was overweighted in technology, consumer staples and consumer cyclicals. Excellent returns were recorded by America Online (+53.9%), Cisco
Systems (+34.6%), Lucent Technologies (+30.1%), Warner
Lambert (+22.5%),
Schering Plough (+12.4%), TCI Group (+23.6%), McDonald's
(+15.2%) and Capital
One Financial (+57.6%).

Going forward, Columbus Circle will continue its search for improving companies that are likely to exceed investor expectations. They will also continue their focus on companies with limited Asian exposure that continue to see solid growth in their domestic business.

The Large Capitalization Value Portfolio, co-managed by
INVESCO and Hotchkis &
Wiley, returned 9.01% for the reporting period. The second quarter was a difficult one for diversified value investors to outperform the S&P 500 Index.
Three market sectors performed particularly well -- health care, technology, and consumer durables -- but Hotchkis & Wiley only had their portion of the portfolio significantly weighted in the latter sector. In their part of the portfolio, INVESCO had significant weightings in health care and technology, but realized mixed results. They continued to take profits in their pharmaceutical holdings. Their weighting in technology issues suffered because they didn't own the biggest-capitalization stocks. The Portfolio's financial issues -- its heaviest weighting -- turned in positive results for Hotchkis & Wiley, but were neutral for INVESCO. Both managers believe valuations for the broader market are reasonable given the level of interest rates, though the threat of weak profits makes selectivity that much more important.

The Small Capitalization Growth Portfolio, co-managed by
Investment Advisers,
Inc. (IAI) and Nicholas Applegate, returned 10.76% for the reporting period.
Following a strong performance in the first quarter, small-cap growth stocks cooled in the second. Virtually all sectors were down with energy stocks posting the worst results (-17.5%) for the second quarter.
Communications
services enhanced portfolio returns largely due to the performance of
Centennial Cellular, a Connecticut-based wireless carrier.

IAI increased their exposure to consumer cyclicals, consumer staples, and health care. Energy stocks were also attractively valued, and they added positions there. Going forward, IAI believes their part of the portfolio is well positioned with fast growing companies in extraordinarily strong competitive positions.

The Small Capitalization Value Portfolio, co-managed by
Lazard Asset Management
and Wood, Struthers & Winthrop returned 2.06% for the reporting period. Lazard
Asset Management and Wood, Struthers & Winthrop noted that stocks in the consumer discretionary sector were among their best performers as consumer confidence reached a 29-year high. Technology stocks were among their worst performers due to slackening Asian demand and plunging prices.

Retailers performed especially well, benefiting from domestic sales and cheap
Asian-made goods. Footstar, a leading retailer of athletic footwear, generated strong returns, and Ann Taylor, which focuses on women's apparel, also performed well due to increased sales and better-than-expected first quarter earnings. Lazard recently bought two new holdings in the services sector. They believe that Hughes Supply Inc., a wholesale distributor of construction equipment and supplies, should benefit from its sound management team and the strong commercial construction market, and recent acquisitions will drive top-line revenue. Their second new services position was Budget Group Inc., a worldwide car and truck rental company.
Budget's new ownership structure is focused on maximizing shareholder value and improving asset usage.

International Equities
The International Equity Portfolio, managed by Lazard Asset
Management,
returned 18.65% for the reporting period. Our return outpaced the MSCI EAFE index during the second quarter. EAFE rose 1.1% as Europe's
5.1% gain was
tempered by continued weakness in Asia. Year-to-date, the Portfolio returned nearly 19% against EAFE's 15.9% gain.

European stock prices rose as companies shed their non-core businesses and bolstered their main operations through mergers and acquisitions. Such change hit every industry, but none was bigger than Daimler-Benz's surprise acquisition of Chrysler in the largest industrial takeover in history. Then,
DaimlerChrysler began talks to extend its reach with a stake in Nissan Diesel,
Japan's fourth-largest truck maker. Alcatel of France acquired DSC
Communications in the U.S.

In consumer electronics, Philips Electronics of the Netherlands continued its own restructuring by selling its unrelated PolyGram music and film business to
Seagrams of Canada, which owns Universal Studios. And the
Dutch group KPN
split its disparate telecommunication and postal services, leaving it as a focused telecom company in a deregulating industry.

Bonds Show Their Strength
As conditions in Asia deteriorated during the second quarter, and Japan slipped into recession, investors resumed their flight to U.S. Treasury securities, which are considered to be among the world's safest investments. When the yen tumbled to an eight-year low against the U.S. dollar, demand for Treasuries soared and drove down the yield of the 30-year Treasury to its lowest level since the regular sale of the securities began in 1977.

Separately, the Treasury Department announced plans to meet the government's reduced borrowing needs by eliminating sales of three-year notes and cutting the frequency of its five-year note auctions to quarterly from monthly.
Prospects of lower supply fueled the buying of Treasuries.
Consequently, U.S.
government securities were the best performing bonds, as measured by the
Lehman Brothers Aggregate Index.

Your Allocation Mainly Determines Your Returns
Based on a study of 82 large pension funds.

      (CHART)

Source: Financial Analysts Journal,
May/June 1991

Asset allocation is the process of designing an overall portfolio that reflects your personal risk and return requirements. It helps you invest in specific amounts of different securities: corporates, Treasuries, small caps, large caps, foreign, etc. Asset allocation is important because, over the long-term, it's usually more important to be in stocks and bonds as a whole than it is to pick individual stocks and bonds. In fact, studies have shown that just over 91% of a portfolio's long-term return is due to the initial allocation.

Target's asset allocations are designed for you once you complete the Target
Questionnaire. In this way, the Target program helps ensure that your overall account reflects your personal investment risk and return requirements.

The rally in Treasury securities may not have run its course. Should the yield of the 30-year Treasury slip below the psychologically important level of
5.50%, it could tumble further.

Corporate bonds performed well even though a flood of new debt securities drew weak investor demand late in the second quarter. The sharp drop in yields prompted many corporations to come to market, attracted by the lower borrowing costs.

The Total Return Bond and the Intermediate-Term Bond portfolios, both managed by PIMCO, returned 3.79% and 3.02% respectively for the reporting period.
Treasuries outperformed mortgages and corporate issues. At the same time, the yield curve flattened, with long rates dropping sharply and short-to-intermediate rates declining modestly. Although most mortgage-backed securities lagged Treasuries, the portfolios' lower-coupon issues matched or exceeded returns on Treasuries. Exposure to below-investment-grade bonds detracted from returns as lower-rated credits suffered from an uncertain corporate earnings outlook and increased supply.

PIMCO believes consumer spending will propel the domestic economy forward, but the impact of Asia will prevent overheating and a resurgence of inflation.

The International Bond portfolio, managed by Delaware International Advisers, returned 0.80% for the reporting period. It has been yet another solid quarter for international bonds, with remarkably uniform performance: no major market returned less than 1.5% in local currency terms, and only the U.S. and Sweden were over 2%. The dollar was flat on average, but currencies exposed to Asian and commodity market concerns were weak, and as a result Japan, Australia,
Canada, and New Zealand delivered negative returns in U.S.
dollar terms.

In contrast, European currency strength boosted the region's returns above 4%.
While the past quarter has been better than expected, Delaware International
Advisers remains cautious. Having said that, they believe there are now big differences in value in different markets. Australia and New Zealand have been badly hit by Asian currency problems, but these markets still offer exceptional relative value. The Portfolio's performance was hindered by its position in the region, but benefited from its limited exposure to the Japanese yen.

Delaware's strategy is to continue to underweight the fundamentally overvalued
Japanese market while maintaining an index weighting in Europe.

There is also a selective overweight in attractively valued dollar-based markets. The Portfolio duration is defensive and moderately short of the index.

The Mortgage-Backed Securities Portfolio, managed by Wellington Management, returned 3.19% for the reporting period. Wellington is maintaining a moderately longer than neutral duration and is focusing on purchasing high quality mortgage securities. Due to both quarter-end pressures and the long bond breaking through 6.00%, most investors indiscriminately sold seasoned pass-through mortgages. This enabled Wellington to buy high quality securities at attractive prices as the quarter ended.

And the U.S. Government Money Market Portfolio is likewise aiming to keep its average maturity in a neutral position. To maintain its high liquidity,
Wellington Management buys shorter term securities, and as rates back up, looks to purchase longer dated securities at attractive prices.

Looking Ahead
Financial markets have been unsettled, amid concern about the slowing pace of
U.S. economic growth, mixed reports on corporate earnings growth, and the gradual spread of the impact of Asia's recession. On the other hand, our economy continues to grow at a moderate rate that will not likely reignite our dormant inflation. It is important to remember that investors' asset allocation should be determined by their short- and long-term needs and by their risk tolerance, not by changing market conditions. A good investment plan takes into account the normal fluctuations in financial markets, and deviations from the plan's discipline are usually counter-productive.

As always, we appreciate your commitment to Target and having the opportunity to report to you.

Sincerely,

Brian M. Storms, President
Prudential Mutual Funds & Annuities

               THE TARGET PORTFOLIO TRUST
               Large Capitalization Growth Portfolio
               Portfolio of Investments June 30, 1998
(Unaudited)

                                               VALUE
 SHARES                DESCRIPTION            (NOTE 1)
               LONG-TERM INVESTMENTS--97.6%
               Common Stocks--97.6%

               Airlines--0.6%
   14,100      Delta Air Lines, Inc........  $  1,822,425
                                             ------------
               Banks--3.8%
   27,000      Citicorp....................     4,029,750
   45,000      MBNA Corp...................     1,485,000
   76,000      NationsBank Corp............     5,814,000
                                             ------------
                                               11,328,750
                                             ------------

               Beverages--0.6%
   42,900      Seagram Co., Ltd............     1,756,219
                                             ------------
               Broadcasting--1.5%
  114,293      Tele-Communications,             4,393,137
                 Inc.*.....................
                                             ------------

               Computers & Business Equipment--12.2%
  141,000      3Com Corp.*.................     4,326,938
  202,850      Cisco Systems, Inc.*........    18,674,878
  369,200      Compaq Computer Corp........    10,476,050
   90,000      Xylan Corp.*................     2,683,125
                                             ------------
                                               36,160,991
                                             ------------

               Consumer Products--0.6%
   15,400      Ralston-Ralston Purina           1,798,913
                 Group.....................
                                             ------------

               Cosmetics & Toiletries--0.9%
   32,300      Avon Products, Inc..........     2,503,250
                                             ------------

               Drugs & Healthcare--15.0%
   35,300      Cardinal Health, Inc........     3,309,375
   33,700      Guidant Corp................     2,403,231
   62,000      Medtronic, Inc..............     3,952,500
   74,000      Merck & Co., Inc............     9,897,500
  146,800      Pfizer, Inc.................    15,955,325

    40,800      Schering-Plough Corp......  $  3,738,300
    72,600      Warner-Lambert Co.........     5,036,625
                                            ------------
                                              44,292,856
                                            ------------

                Electronics--4.0%
   227,700      Ascend Communications,        11,285,381
                  Inc.*...................
    20,000      Aspect Telecommunications        547,500
                  Corp.*..................
                                            ------------
                                              11,832,881
                                            ------------

                Financial Services--5.2%
    29,200      Capital One Financial          3,626,275
                  Corp....................
    32,500      Countrywide Mortgage           1,649,375
                  Investments, Inc.*......
    42,700      Morgan Stanley Dean            3,901,712
                  Witter*.................
    60,200      Newcourt Credit Group*....     2,961,088
    51,350      Travelers Group, Inc......     3,113,094
                                            ------------
                                              15,251,544
                                            ------------

                Food & Beverages--1.2%
    54,200      PepsiCo, Inc..............     2,232,363
    24,700      Sara Lee Corp.............     1,381,656
                                            ------------
                                               3,614,019
                                            ------------

                Forest Products--0.8%
    54,300      Fort James Corp...........     2,416,350
                                            ------------

                Hotels & Restaurants--1.0%
    42,800      McDonald's Corp...........     2,953,200
                                            ------------

                Industrial Machinery--2.5%
   252,000      Applied Materials,             7,434,000
                  Inc.*...................
                                            ------------

                Insurance--2.1%
    43,500      American International         6,351,000
                  Group, Inc..............
                                            ------------

                Media--0.6%
    33,600      Chancellor Media Corp.*...     1,668,450
                                            ------------

------------------------------------------------------------
--------------------
                 See Notes to Financial Statements beginning on page 51

               THE TARGET PORTFOLIO TRUST
               Large Capitalization Growth Portfolio
(cont'd)
               Portfolio of Investments June 30, 1998
(Unaudited)

                                               VALUE
 SHARES                DESCRIPTION            (NOTE 1)
               Miscellaneous--1.9%
   59,100      Tyco International Ltd......  $  3,723,300
   58,100      Waste Management, Inc.......     2,033,500
                                             ------------
                                                5,756,800
                                             ------------

               Newspapers--1.1%
   42,100      New York Times Co...........     3,336,425
                                             ------------
               Oil & Gas--3.0%
   22,100      Atlantic Richfield Co.......     1,726,562
   66,300      Enron Corp..................     3,584,344
   47,300      Mobil Corp..................     3,624,362
                                             ------------
                                                8,935,268
                                             ------------
               Retail Grocery--1.6%
  116,700      Safeway Inc.*...............     4,748,231
                                             ------------
               Retail Trade--8.4%
   30,400      Bed Bath & Beyond, Inc.*....     1,575,100
   57,600      Costco Companies, Inc.*.....     3,632,400
   94,900      CVS Corp....................     3,695,169
   51,600      Dayton-Hudson Corp..........     2,502,600
   46,950      Home Depot, Inc.............     3,899,784
   99,200      Sears, Roebuck & Co.........     6,057,400
  145,400      TJX Companies, Inc..........     3,507,775
                                             ------------
                                               24,870,228
                                             ------------

               Savings And Loan--1.2%
   84,300      Washington Mutual, Inc......     3,661,781
                                             ------------
               Semiconductors & Equipment--10.0%
  170,000      Atmel Corp.*................     2,316,250
  146,800      Intel Corp..................    10,881,550
  106,000      Linear Technology Corp......     6,393,125
  200,000      Maxim Integrated Products,       6,337,500
                 Inc.*.....................
  110,000      Xilinx Inc.*................     3,740,000
                                             ------------
                                               29,668,425
                                             ------------

                Software & Services--10.6%
    50,400      America Online, Inc.......  $  5,342,400
    33,800      Computer Associates            1,878,013
                  International, Inc......
   198,200      HBO & Co..................     6,986,550
    90,800      Microsoft Corp.*..........     9,840,450
   180,000      Parametric Technology          4,882,500
                  Corp.*..................
    57,500      Synopsys, Inc.*...........     2,630,625
                                            ------------
                                              31,560,538
                                            ------------

                Telecommunication--7.2%
   144,000      CIENA Corp.*..............    10,026,000
    34,200      Lucent Technologies,           2,845,012
                  Inc.....................
   112,600      NEXTEL Communications,         2,800,925
                  Inc.....................
    79,400      Tellabs, Inc.*............     5,687,025
                                            ------------
                                              21,358,962
                                            ------------
                Total common stocks          289,474,643
                  (cost $181,893,854).....
                                            ------------

                SHORT-TERM INVESTMENTS--3.0%
Principal
  Amount
  (000)         Repurchase Agreement
----------
$      830      State Street Bank & Trust        830,000
                  Co.,
                  2.00%, 7/1/98 in the
                  amount of $830,046 (cost
                  $830,000; value of
                  collateral including
                  accrued interest is
                  $848,692)...............
     7,987      State Street Bank & Trust      7,987,000
                  Co.,
                  5.00%, 7/1/98 in the
                  amount of $7,988,109
                  (cost $7,987,000; value
                  of collateral including
                  accrued interest is
                  $8,150,776).............
                                            ------------
                Total short-term               8,817,000
                  investments
                  (cost $8,817,000).......
                                            ------------
                Total Investments--100.6%
                (cost $190,710,854; Note     298,291,643
                  4)......................
                Liabilities in excess of      (1,893,342)
                  other
                  assets--(0.6%)..........
                                            ------------
                Net Assets--100%..........  $296,398,301
                                            ------------
                                            ------------

---------------
* Non-income producing.
------------------------------------------------------------
--------------------
                 See Notes to Financial Statements beginning on page 51

               Large Capitalization Value Portfolio
               Portfolio of Investments June 30, 1998
(Unaudited)

                                               VALUE
 SHARES                DESCRIPTION            (NOTE 1)
               LONG-TERM INVESTMENTS--99.5%

               Common Stocks--99.5%

               Aerospace--3.1%
   44,000      Boeing Co...................  $  1,960,750
   34,250      Lockheed Martin Corp........     3,626,219
   33,000      Northrop Grumman Corp.......     3,403,125
                                             ------------
                                                8,990,094
                                             ------------
               Agriculture Machinery--1.0%
   15,300      Deere & Co..................       808,988
  115,700      New Holland NV..............     2,270,612
                                             ------------
                                                3,079,600
                                             ------------

               Airlines--0.5%
   50,000      Southwest Airlines Co.......     1,481,250
                                             ------------
               Aluminum--1.5%
   41,000      Aluminum Company of              2,703,438
                 America...................
   30,000      Reynolds Metals Co..........     1,678,125
                                             ------------
                                                4,381,563
                                             ------------
               Apparel & Textiles--3.1%
   37,500      Intimate Brands, Inc........     1,033,594
   35,000      Reebok International,              969,062
                 Ltd.......................
  108,400      Russell Corp................     3,272,325
  115,000      Shaw Industries, Inc........     2,026,875
   55,000      Unifi, Inc..................     1,883,750
                                             ------------
                                                9,185,606
                                             ------------

               Auto Parts--1.4%
   50,000      Dana Corp...................     2,675,000
   39,000      Genuine Parts Co............     1,347,938
    6,666      Meritor Automotive, Inc.....       159,984
                                             ------------
                                                4,182,922
                                             ------------
               Automobiles--4.3%
  142,000      Ford Motor Co...............     8,378,000
   63,000      General Motors Corp.........     4,209,187
                                             ------------
                                               12,587,187
                                             ------------

                Banks--8.8%
    46,300      Ahmanson (H.F.) & Co......  $  3,287,300
    17,000      Banc One Corp.............       948,812
     2,000      Comerica, Inc.............       132,500
    63,000      First Chicago Nbd Corp....     5,583,375
    51,700      First Union Corp..........     3,011,525
    54,000      Keycorp...................     1,923,750
    62,000      National City Corp........     4,402,000
    46,200      NationsBank Corp..........     3,534,300
    35,000      Wachovia Corp.............     2,957,500
                                            ------------
                                              25,781,062
                                            ------------

                Brewery--0.5%
    31,100      Anheuser Busch Companies,      1,467,531
                  Inc.....................
                                            ------------

                Building Products--0.8%
    41,900      Georgia-Pacific Corp......       966,319
    35,000      York International             1,524,687
                  Corp....................
                                            ------------
                                               2,491,006
                                            ------------

                Business Services--1.1%
    16,000      Dun & Bradstreet Corp.....       578,000
    35,000      First Data Corp...........     1,165,938
    95,000      Ikon Office Solutions,         1,383,437
                  Inc.....................
                                            ------------
                                               3,127,375
                                            ------------

                Chemicals--2.6%
    42,500      Dow Chemical Co...........     4,109,219
    26,000      Du Pont (E.I.) De Nemours      1,940,250
                  & Co....................
    27,000      Eastman Chemical Co.......     1,680,750
                                            ------------
                                               7,730,219
                                            ------------

                Computers & Business Equipment--3.2%
    80,000      Compaq Computer Corp......     2,270,000
    36,000      Hewlett-Packard Co........     2,155,500
    20,000      International Business         2,296,250
                  Machines Corp...........
    30,000      Pitney Bowes, Inc.........     1,443,750
    25,000      Sun Microsystems, Inc.....     1,085,937
                                            ------------
                                               9,251,437
                                            ------------

------------------------------------------------------------
--------------------
                 See Notes to Financial Statements beginning on page 51

               THE TARGET PORTFOLIO TRUST
               Large Capitalization Value Portfolio (cont'd)
               Portfolio of Investments June 30, 1998
(Unaudited)

                                               VALUE
 SHARES                DESCRIPTION            (NOTE 1)
               Conglomerate--2.2%
   59,200      Dover Corp..................  $  2,027,600
   38,300      Hanson PLC. (ADR)...........     1,160,969
   44,100      Scana Corp..................     1,314,731
   28,000      Textron, Inc................     2,007,250
                                             ------------
                                                6,510,550
                                             ------------
               Consumer Products--1.4%
   32,500      Eastman Kodak Co............     2,374,531
   45,000      Fortune Brands Inc..........     1,729,688
                                             ------------
                                                4,104,219
                                             ------------
               Domestic Oil--1.6%
   34,000      Atlantic Richfield Co.......     2,656,250
   61,000      USX - Marathon Group........     2,093,063
                                             ------------
                                                4,749,313
                                             ------------

               Drugs & Healthcare--7.5%
   65,000      Abbott Laboratories.........     2,656,875
   66,800      American Home Products           3,456,900
                 Corp......................
   66,666      Astra AB Class A (ADR)......     1,366,653
   13,000      Baxter International,              699,563
                 Inc.......................
   20,000      Biomet, Inc.................       661,250
   28,000      Bristol Myers Squibb Co.....     3,218,250
   80,000      Columbia/HCA Healthcare          2,330,000
                 Corp......................
   20,000      Merck & Co., Inc............     2,675,000
   55,000      Mylan Laboratories..........     1,653,437
   36,000      Schering Plough Corp........     3,298,500
                                             ------------
                                               22,016,428
                                             ------------
               Electric Utilities--5.9%
   50,000      Central & South West             1,343,750
                 Corp......................
   24,000      CMS Energy Corp.............     1,056,000
   40,000      DTE Energy Company..........     1,615,000
   32,000      Edison International........       946,000
  115,600      Entergy Corporation.........     3,323,500
   21,000      General Public Utilities           794,063
                 Corp......................
   56,500      PacifiCorp..................     1,278,312
   48,000      PECO Energy Co..............     1,401,000
   68,000      PP & L Resources, Inc.......     1,542,750
   28,800      Public Service Enterprise          991,800
                 Group Inc.................

    80,000      Southern Co...............  $  2,215,000
    21,832      Texas Utilities Co........       908,757
                                            ------------
                                              17,415,932
                                            ------------

                Electrical Equipment--1.2%
    20,000      Emerson Electric Co.......     1,207,500
    40,000      Raytheon Company Class         2,365,000
                  B.......................
                                            ------------
                                               3,572,500
                                            ------------

                Electronics--1.2%
    25,000      Motorola, Inc.............     1,314,063
    45,000      Rockwell International         2,162,812
                  Corp....................
                                            ------------
                                               3,476,875
                                            ------------

                Energy--0.8%
    74,000      Illinova Corp.............     2,220,000
                                            ------------

                Financial Services--3.9%
    37,215      Associates First Capital       2,860,903
                  Corp....................
    16,000      Beneficial Corp...........     2,451,000
    89,500      Federal National Mortgage      5,437,125
                  Association.............
    12,000      Household International,         597,000
                  Inc.....................
                                            ------------
                                              11,346,028
                                            ------------

                Food & Beverages--2.3%
   143,062      Archer-Daniels Midland         2,771,826
                  Co......................
    50,000      PepsiCo, Inc..............     2,059,375
    90,000      Tyson Foods, Inc. (Class       1,951,875
                  A)......................
                                            ------------
                                               6,783,076
                                            ------------

                Forest Products--2.0%
    20,700      Georgia-Pacific Corp......     1,220,006
    50,000      Kimberly-Clark Corp.......     2,293,750
    50,000      Weyerhaeuser Co...........     2,309,375
                                            ------------
                                               5,823,131
                                            ------------

                Gas & Pipeline Utilities--0.4%
    27,000      Eastern Enterprises.......     1,157,625
                                            ------------

------------------------------------------------------------
--------------------
                 See Notes to Financial Statements beginning on page 51

                                               VALUE
 SHARES                DESCRIPTION            (NOTE 1)
               Household Appliances & Home
                 Furnishings--2.2%
   91,800      Whirlpool Corp..............  $  6,311,250
                                             ------------
               Industrial Machinery--0.6%
   32,000      Caterpillar, Inc............     1,692,000
                                             ------------
               Insurance--10.0%
   80,458      American General Corp.......     5,727,604
   10,000      General Reinsurance Corp....     2,535,000
   45,000      Jefferson-Pilot Corp........     2,607,188
   20,000      Lincoln National Corp.......     1,827,500
    6,500      Loews Corp..................       566,313
   57,000      Marsh & McLennan Companies,      3,444,937
                 Inc.......................
   89,175      Old Republic International       2,613,942
                 Corp......................
  103,000      SAFECO Corp.................     4,680,062
   22,000      St. Paul Companies, Inc.....       925,375
   47,900      TIG Holdings, Inc...........     1,101,700
   35,000      Torchmark Corp..............     1,601,250
   14,000      Transamerica Corp...........     1,611,750
                                             ------------
                                               29,242,621
                                             ------------
               International Oil--5.1%
   50,000      Amoco Corp..................     2,081,250
   22,000      Exxon Corp..................     1,568,875
  111,000      Occidental Petroleum             2,997,000
                 Corp......................
   74,000      Phillips Petroleum Co.......     3,565,875
   50,000      Repsol S.A. (ADR)...........     2,750,000
   65,000      YPF Sociedad Anonima             1,954,062
                 (ADR).....................
                                             ------------
                                               14,917,062
                                             ------------

               Mining--1.1%
   55,500      Phelps Dodge Corp...........     3,173,906
                                             ------------

               Miscellaneous--0.9%
   70,000      Tenneco, Inc................     2,664,375
                                             ------------

               Paper--1.5%
   49,999      International Paper Co......     2,149,957
   25,000      Union Camp Corp.............     1,240,625
   37,500      Westvaco Corp...............     1,059,375
                                             ------------
                                                4,449,957
                                             ------------

                Petroleum Services--0.9%
    40,000      Norsk Hydro A S...........  $  1,765,000
    25,000      Ultramar Diamond                 789,063
                  Shamrock................
                                            ------------
                                               2,554,063
                                            ------------

                Plastics--0.5%
    51,000      Tupperware Corp...........     1,434,375
                                            ------------

                Pollution Control--2.1%
    39,961      Browning Ferris                1,388,645
                  Industries, Inc.........
   134,500      Waste Management, Inc.....     4,707,500
                                            ------------
                                               6,096,145
                                            ------------

                Railroads & Equipment--1.3%
    14,000      CSX Corp..................       637,000
   105,000      Norfolk Southern Corp.....     3,130,313
                                            ------------
                                               3,767,313
                                            ------------

                Retail Trade--2.1%
    33,000      May Department Stores          2,161,500
                  Co......................
    30,000      Penny (J.C.) Co., Inc.....     2,169,375
    28,800      Sears, Roebuck & Co.......     1,758,600
                                            ------------
                                               6,089,475
                                            ------------

                Software--0.4%
    20,000      Computer Associates            1,111,250
                  International, Inc......
                                            ------------

                Steel--1.1%
    25,000      Nucor Corp................     1,150,000
    65,000      USX-U.S. Steel Group,          2,145,000
                  Inc.....................
                                            ------------
                                               3,295,000
                                            ------------

                Telephone--2.7%
    49,900      ALLTEL Corp...............     2,320,350
    56,800      AT&T Corp.................     3,244,700
    41,692      SBC Communications,            1,667,680
                  Inc.....................
    15,000      United States West               705,000
                  Incorporated New........
                                            ------------
                                               7,937,730
                                            ------------

------------------------------------------------------------
--------------------
                 See Notes to Financial Statements beginning on page 51

               THE TARGET PORTFOLIO TRUST
               Large Capitalization Value Portfolio (cont'd)
               Portfolio of Investments June 30, 1998
(Unaudited)

                                               VALUE
 SHARES                DESCRIPTION            (NOTE 1)
               Tires & Rubber--0.5%
   65,000      Cooper Tire & Rubber Co.....  $  1,340,625
                                             ------------

               Tobacco--2.6%
  195,200      Philip Morris Companies,         7,686,000
                 Inc.......................
                                             ------------

               Trucking & Freight Forwarding--0.2%
   20,000      Ryder System, Inc...........       631,250
                                             ------------

               Technology & Services--1.4%
   60,000      Adaptec, Inc................       858,750
   80,000      Electronic Data Systems          3,200,000
                 Corp......................
                                             ------------
                                                4,058,750
                                             ------------
               Total common stocks
                 (cost $199,600,373).......   291,365,676
                                             ------------

               SHORT-TERM INVESTMENTS--0.8%
Principal
 Amount
  (000)
---------
$   2,305      Seven Seas Series Government     2,305,051
                 Fund
                 5.34%, 7/1/98.............
                                             ------------
               Total short-term investments
                 (cost $2,305,051).........     2,305,051
                                             ------------
               Total Investments--100.3%
               (cost $201,905,424; Note       293,670,727
                 4)........................
               Liabilities in excess of
                 other
                 assets--(0.3%)............      (871,838)
                                             ------------
               Net Assets--100%............  $292,798,889
                                             ------------
                                             ------------

---------------
* Non-income producing.
ADR--American Depository Receipts.
------------------------------------------------------------
--------------------
                 See Notes to Financial Statements beginning on page 51

               Small Capitalization Growth Portfolio
               Portfolio of Investments June 30, 1998
(Unaudited)

                                               VALUE
 SHARES                DESCRIPTION            (NOTE 1)
               LONG-TERM INVESTMENTS--95.4%

               Common Stocks--95.4%

               Aerospace--0.1%
   11,400      DeCrane Aircraft Holdings,    $    198,075
                 Inc.*.....................
                                             ------------

               Airlines--1.4%
   44,100      America West Holdings            1,259,606
                 Corp.*....................
   43,200      SkyWest, Inc................     1,209,600
                                             ------------
                                                2,469,206
                                             ------------
               Apparel & Textiles--4.0%
   51,000      Burlington Industies,              717,188
                 Inc.*.....................
   37,300      G & K Services, Inc.........     1,627,212
   34,600      Jones Apparel Group,             1,265,062
                 Inc.*.....................
   31,650      Mohawk Industries, Inc. *...     1,002,909
   30,700      Nautica Enterprises,               823,144
                 Inc.*.....................
   55,400      Tarrant Apparel Group*......     1,045,675
   10,500      Timberland Co.*.............       755,344
                                             ------------
                                                7,236,534
                                             ------------

               Auto/Truck Equipment--2.0%
  137,400      Aftermarket Technology           2,576,250
                 Corp.*....................
   16,500      Federal Mogul Corp..........     1,113,750
                                             ------------
                                                3,690,000
                                             ------------
               Banks--1.8%
   15,700      Dime Community Bancshares...       435,675
   16,800      FirstFed Financial Corp.*...       873,600
   17,300      GreenPoint Financial               650,913
                 Corp......................
   18,250      North Fork Bancorp, Inc.....       445,984
   26,600      Webster Financial Corp......       884,450
                                             ------------
                                                3,290,622
                                             ------------

               Building Products--2.4%
   71,000      Advanced Lighting                1,650,750
                 Technologies, Inc.*.......
   50,800      Service Experts, Inc.*......     1,752,600
   17,700      Texas Industries, Inc.......       938,100
                                             ------------
                                                4,341,450
                                             ------------

                Business Services--9.8%
   103,500      American Management         $  3,098,531
                  Systems, Inc.*..........
    36,900      BISYS Group, Inc.              1,512,900
                  (The)*..................
    34,500      Catalina Marketing             1,791,844
                  Corp.*..................
    99,800      CCC Information Services       1,646,700
                  Group, Inc.*............
    53,850      Labor Ready, Inc.*........     1,625,597
    13,650      Lamar Advertising Co.*....       489,694
    29,700      On Assignment, Inc.*......     1,037,644
    13,000      PRT Group Inc.*...........       137,313
    79,500      Quanta Services, Inc.*....     1,167,656
    11,400      Robert Half International        636,975
                  Inc.*...................
    40,300      UBICS, Inc.*..............       554,125
    88,100      Zebra Technologies             3,766,275
                  Corp.*..................
                                            ------------
                                              17,465,254
                                            ------------

                Chemicals--1.3%
    23,100      Lyondell Petrochemical           703,106
                  Co......................
    31,400      Minerals Technologies,         1,597,475
                  Inc.....................
                                            ------------
                                               2,300,581
                                            ------------

                Communication Equipment & Services--4.3%
    63,200      Centennial Cellular            2,358,150
                  Corp.*..................
    30,100      Coherent Communications        1,409,056
                  Systems Corp.*..........
    52,600      DSP Communications,              723,250
                  Inc.*...................
    66,700      Mitel Corp.*..............       912,956
    30,500      Premisys Communications,         758,688
                  Inc.*...................
    33,400      Tekelec*..................     1,494,650
                                            ------------
                                               7,656,750
                                            ------------

                Computers & Business Equipment--4.3%
   252,677      Artesyn Technologies,          4,042,832
                  Inc.*...................
    87,300      Black Box Corp.*..........     2,897,269
    13,200      InterVoice, Inc.*.........       234,300
    17,000      Mastech Corp.*............       478,125
                                            ------------
                                               7,652,526
                                            ------------

                Drugs & Healthcare--2.7%
    35,000      Dura Pharmaceuticals,            783,125
                  Inc.*...................
    61,500      First Commonwealth,              922,500
                  Inc.*...................
    21,900      Integrated Health                821,250
                  Services, Inc...........
    25,100      Scherer (R.P.) Corp.*.....     2,224,488
                                            ------------
                                               4,751,363
                                            ------------

------------------------------------------------------------
--------------------
                 See Notes to Financial Statements beginning on page 51

               THE TARGET PORTFOLIO TRUST
               Small Capitalization Growth Portfolio
(cont'd)
               Portfolio of Investments June 30, 1998
(Unaudited)

                                               VALUE
 SHARES                DESCRIPTION            (NOTE 1)
               Educational Services--2.0%
   35,000      Apollo Group, Inc.*.........  $  1,159,287
   68,300      Strayer Education, Inc......     2,475,875
                                             ------------
                                                3,635,162
                                             ------------
               Electronics--0.4%
   33,900      DSP Group, Inc.*............       669,525
                                             ------------

               Financial Services--5.5%
   27,000      AmeriCredit Corp.*..........       963,562
   40,000      CMAC Investment Corp........     2,460,000
  180,900      Credit Acceptance Corp.*....     1,537,650
   20,300      Eaton Vance Corp............       940,144
   95,000      Emergent Group, Inc.*.......       368,125
   65,200      Enhance Financial Services       2,200,500
                 Group, Inc................
  102,300      Right Management                 1,381,050
                 Consultants, Inc.*........
                                             ------------
                                                9,851,031
                                             ------------

               Food & Beverages--0.9%
   13,800      Canandaigua Brands, Inc.*...       678,788
   11,000      Robert Mondavi Corp.*.......       312,125
   22,200      Smithfield Foods, Inc.*.....       677,100
                                             ------------
                                                1,668,013
                                             ------------
               Homebuilders--3.9%
   36,000      Fairfield Communities,             690,750
                 Inc.*.....................
   32,800      Lennar Corp.................       967,600
   63,000      Oakwood Homes Corp..........     1,890,000
   31,100      Ryland Group, Inc.*.........       816,375
   48,500      Standard Pacific Corp.......     1,000,312
   43,950      Watsco, Inc.................     1,546,491
                                             ------------
                                                6,911,528
                                             ------------

               Hotels & Restaurants--0.9%
   24,970      CKE Restaurants, Inc........     1,030,013
   37,000      Foodmaker, Inc*.............       624,375
                                             ------------
                                                1,654,388
                                             ------------

                Household Appliances & Home
                  Furnishings--2.5%
    31,800      Ethan Allen Interiors,      $  1,588,012
                  Inc.....................
   144,000      Heilig-Meyers Co..........     1,773,000
    42,900      Pier 1 Imports, Inc.......     1,024,238
                                            ------------
                                               4,385,250
                                            ------------

                Industrial Machinery--3.2%
    24,900      Gardner Denver Machinery         687,862
                  Inc.*...................
    25,050      Graco, Inc................       873,619
    30,000      Kennametal, Inc...........     1,252,500
    21,900      Manitowoc Co., Inc........       882,844
     7,600      NACCO Industries, Inc.....       982,300
   127,300      PPT Vision, Inc*..........       970,662
                                            ------------
                                               5,649,787
                                            ------------

                Insurance--2.0%
    15,300      Amerin Corp.*.............       446,569
    24,500      Fidelity National                975,406
                  Financial, Inc..........
    19,588      MBIA, Inc.................     1,466,651
    18,600      Mutual Risk Management,          677,738
                  Ltd.....................
                                            ------------
                                               3,566,364
                                            ------------

                Leisure--1.1%
    10,200      Anchor Gaming*............       791,775
    41,300      Coastcast Corp.*..........       743,400
    15,100      Scientific Games Holdings        347,300
                  Corp.*..................
                                            ------------
                                               1,882,475
                                            ------------

                Manufacturing--2.8%
    28,100      Aptargroup, Inc...........     1,747,469
    93,100      Flanders Corp.*...........       453,862
    28,300      Kaydon Corp...............       999,344
   158,600      Polymer Group, Inc.*......     1,804,075
                                            ------------
                                               5,004,750
                                            ------------

                Media--2.5%
    36,247      Clear Channel                  3,955,454
                  Communications, Inc.*...
   121,700      Nielsen Media Research,          554,550
                  Inc.....................
                                            ------------
                                               4,510,004
                                            ------------

------------------------------------------------------------
--------------------
                 See Notes to Financial Statements beginning on page 51

                                               VALUE
 SHARES                DESCRIPTION            (NOTE 1)
               Medical & Dental Supplies--7.8%
   35,300      Mentor Corp.................  $    856,025
   47,400      Patterson Dental Co.*.......     1,736,025
  102,400      Perclose, Inc.*.............     2,892,800
   89,800      Respironics, Inc.*..........     1,397,512
   53,600      Safeskin Corp.*.............     2,204,300
   13,200      VISX, Inc.*.................       785,400
  128,400      Xomed Surgical Products,         3,996,450
                 Inc.*.....................
                                             ------------
                                               13,868,512
                                             ------------
               Miscellaneous--0.9%
   30,000      JLK Direct Distribution,           656,250
                 Inc.*.....................
   29,600      Rent-Way, Inc.*                    902,800
                                             ------------
                                                1,559,050
                                             ------------

               Office Equipment & Services--2.0%
  127,700      Danka Business Systems PLC       1,508,456
                 (ADR).....................
   50,800      Miller (Herman), Inc........     1,235,075
   13,700      United Stationers, Inc.*....       887,075
                                             ------------
                                                3,630,606
                                             ------------

               Oil & Gas Exploration/Drilling--1.1%
  115,400      Forcenergy, Inc.*...........     2,055,563
                                             ------------

               Oil Field/Equipment & Services--1.8%
   75,600      Petroleum Geo-Services ASA       2,305,800
                 (ADR)*....................
   46,000      Varco International,               911,375
                 Inc.*.....................
                                             ------------
                                                3,217,175
                                             ------------

               Paper Products--0.1%
    7,500      Schweitzer-Mauduit                 217,500
                 International, Inc........
                                             ------------

               Printing & Publishing--1.5%
   26,000      Banta Corp..................       802,750
   48,300      Valassis Communications,         1,862,569
                 Inc.*.....................
                                             ------------
                                                2,665,319
                                             ------------

               Retail Trade--7.4%
   35,000      Ames Department Stores,            920,938
                 Inc.*.....................
   39,600      Barnett, Inc.*..............       801,900
   64,600      Best Buy Co., Inc.*.........     2,333,675
   56,200      Dress Barn, Inc. *..........     1,397,975
   35,600      Goody's Family Clothing,         1,953,550
                 Inc.*.....................

    98,000      Lithia Motors, Inc.*......  $  1,445,500
    28,200      Michaels Stores, Inc.*....       994,931
    49,700      Ross Stores, Inc..........     2,137,100
    28,200      Trans World Entertainment      1,216,125
                  Corp.*..................
                                            ------------
                                              13,201,694
                                            ------------

                Semiconductors & Equipment--1.2%
    29,000      Semtech Corp.*............       512,938
    54,300      Vitesse Semiconductor          1,676,512
                  Corp.*..................
                                            ------------
                                               2,189,450
                                            ------------

                Software--6.3%
    20,900      Autodesk, Inc.............       807,262
    27,500      Avid Technology, Inc.*....       921,250
    16,350      Citrix Systems, Inc.*.....     1,117,931
    43,800      Digi International,              886,950
                  Inc.*...................
    32,600      FileNET Corp.*............       941,325
    18,200      Information Management           615,388
                  Resources, Inc.*........
    39,800      Keane, Inc*...............     2,228,800
    11,100      Microchip Technology,            289,988
                  Inc.....................
    28,743      Networks Associates,           1,376,071
                  Inc.*...................
    46,600      Systems & Computer             1,258,200
                  Technology Corp.*.......
    20,300      Transaction Systems              781,550
                  Architects, Inc.*.......
                                            ------------
                                              11,224,715
                                            ------------

                Steel--0.4%
    65,200      Bethlehem Steel Corp.*....       810,925
                                            ------------

                Transportation--3.1%
    25,200      Airborne Freight Corp.....       880,425
    53,100      Coach USA, Inc.*..........     2,422,687
    19,800      Expeditors International         871,200
                  of
                  Washington, Inc.........
    32,600      Navistar International           941,325
                  Corp.*..................
     8,400      XTRA Corp.................       508,200
                                            ------------
                                               5,623,837
                                            ------------
                Total common stocks          170,704,984
                  (cost $131,330,062).....
                                            ------------

------------------------------------------------------------
--------------------
                 See Notes to Financial Statements beginning on page 51

               THE TARGET PORTFOLIO TRUST
               Small Capitalization Growth Portfolio
(cont'd)
               Portfolio of Investments June 30, 1998
(Unaudited)

 PRINCIPAL
  AMOUNT                                         VALUE
  (000)                 DESCRIPTION             (NOTE 1)

               SHORT-TERM INVESTMENTS--5.3%

               Commercial Paper--2.8%
$     794      Cargill, Inc.                  $    794,000
                 6.10%, 7/1/98..............
    4,233      Merrill Lynch & Co., Inc.         4,233,000
                 6.10%, 7/1/98..............
                                              ------------
               Total commercial paper
                 (cost $5,027,000)..........     5,027,000
                                              ------------

               Other--2.5%
      381      Seven Seas Money Market Fund        380,782
                 5.30%......................
    4,051      Seven Seas Series Government      4,050,943
                 Fund
                 5.34%......................
                                              ------------
               Total other
                 (cost $4,431,725)..........     4,431,725
                                              ------------
               Total short-term investments
                 (cost $9,458,725)..........     9,458,725
                                              ------------
               Total Investments--100.7%
               (cost $140,788,787; Note        180,163,709
                 4).........................
               Liabilities in excess of
                 other
                 assets--(0.7%).............    (1,335,460)
                                              ------------
               Net Assets--100%.............  $178,828,249
                                              ------------
                                              ------------

------------------
* Non-income producing.
ADR--American Depository Receipt.
------------------------------------------------------------
--------------------
                 See Notes to Financial Statements beginning on page 51

               Small Capitalization Value Portfolio
               Portfolio of Investments June 30, 1998
(Unaudited)

                                               VALUE
 SHARES                DESCRIPTION            (NOTE 1)
               LONG-TERM INVESTMENTS--98.2%

               Apparel & Textiles--2.1%
   33,869      Albany International Corp.,   $    810,727
                 Cl.A......................
   42,100      Culp, Inc...................       544,669
   47,800      Interface, Inc..............       964,963
    4,850      Mohawk Industries, Inc.*....       153,684
   17,500      Stride Rite Corp............       263,594
   29,800      Unitog Co...................       655,600
                                             ------------
                                                3,393,237
                                             ------------

               Auto Related--2.4%
   31,400      Amcast Industrial Corp.*....       584,825
   21,800      Borg-Warner Automotive,          1,047,762
                 Inc.......................
   29,800      Modine Manufacturing Co.....     1,031,825
   52,448      Myers Industries, Inc.......     1,258,752
                                             ------------
                                                3,923,164
                                             ------------
               Automobiles--0.9%
    7,900      Dura Automotive Systems,           253,787
                 Inc.*.....................
   30,200      Tower Automotive, Inc.*.....     1,294,825
                                             ------------
                                                1,548,612
                                             ------------
               Banks--4.2%
   17,000      First American Corp.........       818,125
   37,000      Firstmerit Corp.............     1,077,625
   17,100      HUBCO, Inc..................       612,394
   19,500      Long Island Bancorp, Inc....     1,184,625
   35,750      People's Bank...............     1,237,844
   23,700      Susquehanna Bancshares,            885,787
                 Inc.......................
   31,700      The Colonial BancGroup,          1,022,325
                 Inc.......................
                                             ------------
                                                6,838,725
                                             ------------
               Building & Construction--2.7%
   30,400      Apogee Enterprises, Inc.....       465,500
   36,700      Carlisle Co., Inc...........     1,580,394
   15,600      Hughes Supply, Inc..........       571,350
   29,800      Jacobs Engineering Group,          957,325
                 Inc.*.....................
   20,300      Martin Marietta Materials,         913,500
                 Inc.......................
                                             ------------
                                                4,488,069
                                             ------------

                Business Services--1.0%
    35,900      Bowne & Company, Inc......  $  1,615,500
                                            ------------

                Chemicals--2.8%
    33,850      Ferro Corp................       856,828
    63,600      Hanna (M.A.) Co...........     1,164,675
    40,050      Learonal, Inc.............       956,194
    48,062      RPM, Inc..................       817,054
    37,400      Schulman (A.), Inc........       731,637
                                            ------------
                                               4,526,388
                                            ------------

                Computers & Business Equipment--2.4%
    42,700      Data General Corp.*.......       637,831
    72,300      Komag, Inc.*..............       386,353
    54,600      MTS Systems Corp..........       877,012
    52,600      Planar Systems, Inc.*.....       552,300
    23,400      Stratus Computer, Inc.*...       592,313
    32,800      Wang Laboratories,               834,350
                  Inc.*...................
                                            ------------
                                               3,880,159
                                            ------------

                Commercial Services--0.6%
    12,950      Dynatech Corp.*...........        40,469
    24,500      Pittston Brink's Group....       903,437
                                            ------------
                                                 943,906
                                            ------------

                Computer Services--0.6%
    38,400      Bell & Howell Co.*........       991,200
                                            ------------

                Construction & Mining Equipment--0.6%
    46,300      JLG Industries, Inc.......       937,575
                                            ------------

                Consumer Products--0.4%
    28,800      Gibson Greetings, Inc.*...       720,000
                                            ------------

                Diversified Industrials--2.3%
    41,800      Applied Power, Inc........     1,436,875
    28,200      Brady (W.H.) Co...........       784,312
    41,400      Teleflex, Inc.............     1,573,200
                                            ------------
                                               3,794,387
                                            ------------

------------------------------------------------------------
--------------------
                 See Notes to Financial Statements beginning on page 51

               THE TARGET PORTFOLIO TRUST
               Small Capitalization Value Portfolio (cont'd)
               Portfolio of Investments June 30, 1998
(Unaudited)

                                               VALUE
 SHARES                DESCRIPTION            (NOTE 1)
               Drugs & Healthcare--7.0%
   53,300      Apria Healthcare Group,       $    356,444
                 Inc.*.....................
   15,000      Arrow International, Inc....       411,563
   17,600      Beckman Coulter Inc.........     1,025,200
   38,100      Integrated Health Services,      1,428,750
                 Inc.......................
   47,100      Magellan Health Services,        1,195,163
                 Inc.*.....................
  103,100      Perrigo Co..................     1,037,444
    9,000      Scherer (R.P.) Corp.*.......       797,625
   86,550      Sierra Health Services,          2,179,978
                 Inc.*.....................
   45,100      Sun Healthcare Group,              659,587
                 Inc.*.....................
   49,500      Sunrise Medical, Inc.*......       742,500
   44,500      The West Co., Inc...........     1,259,906
   21,100      Vital Signs, Inc............       385,074
                                             ------------
                                               11,479,234
                                             ------------

               Electric Utilities--0.5%
   23,000      Sierra Pacific Resources....       835,188
                                             ------------
               Electrical Equipment--2.8%
   64,100      Anixter International,           1,221,906
                 Inc.*.....................
   56,400      Belden, Inc.................     1,727,250
   25,900      Oak Industries, Inc.*.......       916,212
   43,900      Woodhead Industries, Inc....       674,963
                                             ------------
                                                4,540,331
                                             ------------

               Electronics--5.4%
   50,800      BMC Industries, Inc.........       444,500
   39,500      Credence Systems Corp.*.....       750,500
   27,700      Dallas Semiconductor               858,700
                 Corp......................
   47,400      Esterline Technologies             989,475
                 Corp.*....................
   20,500      Hadco Corp.*................       477,906
   30,200      Harman International             1,162,700
                 Industries, Inc...........
   36,300      Kemet Corp.*................       477,572
   33,500      Lam Research Corp.*.........       640,687
   61,050      Methode Eletronics, Inc.....       946,275
   16,950      Nichols Research Corp.*.....       462,947
   84,600      Pioneer Standard                   814,275
                 Electronics, Inc..........
   46,300      VLSI Technology, Inc.*......       776,972
                                             ------------
                                                8,802,509
                                             ------------

                Financial Services--1.1%
    27,500      AMRESCO, Inc.*............  $    800,937
    16,300      CMAC Investment Corp......     1,002,450
                                            ------------
                                               1,803,387
                                            ------------

                Food - Service/Lodging--0.6%
    58,000      Marcus Corp...............     1,036,750
                                            ------------

                Foods--1.8%
    26,650      Flowers Industries,              544,660
                  Inc.....................
    24,150      Lancaster Colony Corp.....       914,681
    53,200      Universal Foods Corp......     1,180,375
    14,000      Vlasic Foods                     281,750
                  International, Inc.*....
                                            ------------
                                               2,921,466
                                            ------------

                Gas & Pipeline Utilities--1.3%
     8,200      KN Energy, Inc............       444,337
    19,600      National Fuel Gas Co......       853,825
    39,200      Wicor, Inc................       906,500
                                            ------------
                                               2,204,662
                                            ------------

                Homebuilders--1.8%
    40,700      Kaufman & Broad Home           1,292,225
                  Corp....................
    35,400      Toll Brothers, Inc.*......     1,015,538
    30,300      Walter Industries,               573,806
                  Inc.*...................
                                            ------------
                                               2,881,569
                                            ------------

                Hotels & Restaurants--2.0%
    34,900      Lone Star Steakhouse &           482,056
                  Saloon, Inc.*...........
    31,700      Luby's Cafeterias, Inc....       556,731
    34,300      Prime Hospitality                598,106
                  Corp.*..................
    93,800      Ryan's Family Steak              961,450
                  Houses, Inc.*...........
    23,400      Sbarro, Inc...............       634,725
                                            ------------
                                               3,233,068
                                            ------------

                Household Appliances & Home
                  Furnishings--3.4%
    24,000      Bassett Furniture                676,500
                  Industries, Inc.........
    42,000      Chromcraft Revington,            761,250
                  Inc.*...................
    23,500      Department 56, Inc.*......       834,250
    44,700      Furniture Brands               1,254,394
                  International, Inc.*....
    17,700      La-Z-Boy, Inc.............     1,000,050

------------------------------------------------------------
--------------------
                 See Notes to Financial Statements beginning on page 51

                                               VALUE
 SHARES                DESCRIPTION            (NOTE 1)
               Household Appliances & Home
                 Furnishings--(cont'd.)
   22,100      Libbey, Inc.................  $    846,706
   19,400      Rival Co....................       261,900
                                             ------------
                                                5,635,050
                                             ------------

               Industrial & Machinery--7.7%
   17,000      Briggs & Stratton Corp......       636,438
   26,150      Crane Co....................     1,269,909
   41,500      First Brands Corp...........     1,063,437
   30,300      Graco, Inc..................     1,056,712
   27,700      MagneTek, Inc.*.............       436,275
   60,609      Mark IV Industries, Inc.....     1,310,670
   22,500      OmniQuip International,            416,250
                 Inc.......................
   35,500      Polaris Industries, Inc.....     1,335,687
   40,800      Regal-Beloit Corp...........     1,162,800
   36,900      Scotsman Industries, Inc....     1,023,975
   14,500      Standex International              429,563
                 Corp......................
   32,700      United Dominion Industries       1,091,362
                 Ltd.......................
   39,900      Watts Industries, Inc.,            832,913
                 Cl.A......................
   27,800      Wyman-Gordon Co.*...........       554,263
                                             ------------
                                               12,620,254
                                             ------------
               Insurance--9.2%
   61,200      Amerin Corp.*...............     1,786,275
   15,000      Berkley (W. R.) Corp........       600,938
   27,300      Blanch (E.W.) Holdings,          1,003,275
                 Inc.......................
    6,204      Delphi Financial Group,            349,363
                 Inc., Cl.A*...............
   46,400      Enhance Financial Services       1,566,000
                 Group, Inc................
   11,200      Executive Risk, Inc.........       826,000
   19,690      Frontier Insurance Group,          444,256
                 Inc.......................
   34,700      HCC Insurance Holdings,            763,400
                 Inc.......................
   78,600      Horace Mann Educators            2,711,700
                 Corp......................
   37,700      NAC Re Corp.................     2,012,237
   27,900      Poe & Brown, Inc............     1,037,531
   33,200      Protective Life Corp........     1,218,025
   27,000      Reliance Group Holdings,           472,500
                 Inc.......................
   14,800      Vesta Insurance Group,             315,425
                 Inc.......................
                                             ------------
                                               15,106,925
                                             ------------

                Leisure And Recreation--0.4%
    40,500      K2, Inc...................  $    713,813
                                            ------------

                Machinery--0.5%
    24,300      McDermott International,         836,831
                  Inc.....................
                                            ------------

                Manufacturing--4.2%
    31,800      ACX Technologies, Inc.*...       691,650
    10,300      Aeroquip-Vickers, Inc.....       601,263
    44,025      CLARCOR, Inc..............       924,525
    26,600      Donaldson Co., Inc........       628,425
    36,300      Flowserve Corp............       893,887
    41,300      International Rectifier          351,050
                  Corp.*..................
    52,600      Lydall, Inc.*.............       765,988
    35,350      Osmonics, Inc.*...........       421,991
    30,800      Roper Industries, Inc.....       804,650
    47,300      Silicon Valley Group,            759,756
                  Inc.*...................
                                            ------------
                                               6,843,185
                                            ------------

                Miscellaneous--1.1%
    25,125      Applied Industrial               516,633
                  Technologies, Inc.......
    20,500      Aptargroup, Inc...........     1,274,844
                                            ------------
                                               1,791,477
                                            ------------

                Office Equipment--1.1%
    23,800      Hon Industries, Inc.......       809,200
    38,500      Hunt Corp.................       911,969
                                            ------------
                                               1,721,169
                                            ------------

                Oil & Gas--1.6%
    33,500      Devon Energy Corp.........     1,170,406
    67,700      Helmerich & Payne, Inc....     1,506,325
                                            ------------
                                               2,676,731
                                            ------------

                Oil & Gas - Production/Pipeline--1.4%
    29,000      Barrett Resources              1,085,687
                  Corp.*..................
    48,000      Snyder Oil Corp...........       957,000
    14,400      Tuboscope, Inc.*..........       284,400
                                            ------------
                                               2,327,087
                                            ------------

------------------------------------------------------------
--------------------
                 See Notes to Financial Statements beginning on page 51

               THE TARGET PORTFOLIO TRUST
               Small Capitalization Value Portfolio (cont'd)
               Portfolio of Investments June 30, 1998
(Unaudited)

                                               VALUE
 SHARES                DESCRIPTION            (NOTE 1)
               Oil-Supplies & Construction--0.5%
   14,800      BJ Services Co..............  $    430,125
   12,700      Tidewater, Inc..............       419,100
                                             ------------
                                                  849,225
                                             ------------
               Paper & Related Products--0.9%
   24,090      Rock-Tenn Co., Cl. A........       302,631
   53,500      Wausau Paper Co.............     1,223,813
                                             ------------
                                                1,526,444
                                             ------------

               Petroleum Services--0.5%
   43,000      Vintage Petroleum, Inc......       811,625
                                             ------------
               Printing & Publishing--3.3%
   27,350      American Business Products,        560,675
                 Inc.......................
   92,550      Banta Corp..................     2,857,481
   22,700      Electronics for Imaging,           479,538
                 Inc.*.....................
   31,400      Lee Enterprises, Inc........       961,625
   17,900      World Color Press, Inc.*....       626,500
                                             ------------
                                                5,485,819
                                             ------------

               Professional Services--1.7%
   40,700      CDI Corp.*..................     1,088,725
   32,300      HSB Group, Inc..............     1,728,050
                                             ------------
                                                2,816,775
                                             ------------

               Railroads & Equipment--0.3%
   31,500      ABC Rail Products Corp.*....       543,375
                                             ------------

               Real Estate--0.4%
   39,700      Catellus Development               702,194
                 Corp.*....................
                                             ------------

               Real Estate Investment Trust--1.0%
   33,300      Glenborough Realty Trust,          878,287
                 Inc.......................
   28,600      Liberty Property Trust......       731,088
                                             ------------
                                                1,609,375
                                             ------------

               Retail Trade--1.6%
    9,400      Cole National Corp.*........       376,000
   43,400      Eagle Hardware & Garden,         1,003,625
                 Inc.*.....................
   48,200      Oakley, Inc.*...............       644,675
   16,500      Proffitt's, Inc.*...........       666,187
                                             ------------
                                                2,690,487
                                             ------------

                Retail - Apparel--2.2%
    37,700      AnnTaylor Stores Corp.*...  $    798,769
    26,000      Footstar, Inc.*...........     1,248,000
    27,300      Lands End, Inc............       863,362
    18,700      The Wet Seal, Inc.,              598,400
                  Cl.A*...................
                                            ------------
                                               3,508,531
                                            ------------

                Retail - Food & Drugs--0.7%
    59,100      Ruddick Corp..............     1,071,189
                                            ------------

                Savings And Loan--1.4%
    65,211      Sovereign Bancorp, Inc....     1,065,792
    37,000      Webster Financial Corp....     1,230,250
                                            ------------
                                               2,296,042
                                            ------------

                Steel--0.4%
    16,200      Reliance Steel & Aluminum        625,725
                  Co......................
                                            ------------

                Telecommunications--1.6%
    72,200      Allen Telecom, Inc.*......       839,325
    15,200      NTL, Inc.*................       813,200
    48,600      Vanguard Cellular Systems,       917,325
                  Inc., Cl.A*.............
                                            ------------
                                               2,569,850
                                            ------------

                Tobacco--0.1%
    14,500      Swisher International            116,000
                  Group, Inc.*............
                                            ------------

                Toys & Amusements--0.5%
    31,600      Russ Berrie & Co., Inc....       790,000
                                            ------------

                Transportation--0.3%
    14,900      Budget Group, Inc.,              475,869
                  Cl.A*...................
                                            ------------

                Trucking & Freight Forwarding--1.4%
    34,800      Circle International             974,400
                  Group, Inc..............
    17,500      CNF Transportation,              743,750
                  Inc.....................
    37,600      Pittston BAX Group........       585,150
                                            ------------
                                               2,303,300
                                            ------------

                Trucking & Shipping--0.7%
    60,000      Werner Enterprises,            1,143,750
                  Inc.....................
                                            ------------

------------------------------------------------------------
--------------------
                 See Notes to Financial Statements beginning on page 51

                                               VALUE
 SHARES                DESCRIPTION            (NOTE 1)
               Utilities--0.6%
   46,900      Calpine Corp.*..............  $    946,794
                                             ------------

               Wholesale/Distribution--0.2%
   36,200      Unisource Worldwide, Inc....       391,412
                                             ------------
               Total long-term investments
                 (cost $129,240,824).......   160,885,389
                                             ------------

               SHORT-TERM INVESTMENTS--2.3%
Principal
 Amount
  (000)        U.S. Government Securities--1.8%
---------
               United States Treasury Bills
$     700      4.98%, 10/15/98.............       689,736
      430      5.00%, 10/15/98.............       423,669
      460      5.01%, 10/15/98.............       453,214
      345      5.02%, 10/15/98.............       339,901
      155      5.05%, 10/15/98.............       152,695
      175      5.055%, 10/15/98............       172,395
      105      5.06%, 10/15/98.............       103,436
      255      5.08%, 10/15/98.............       251,186
      135      5.105%, 10/15/98............       132,971
      195      5.11%, 10/15/98.............       192,063
                                             ------------
               Total U.S. government
                 securities
                 (cost $2,911,266).........     2,911,266
                                             ------------

               Other--0.5%
      843      Seven Seas Money Market Fund
                 5.30%, 7/1/98
               (cost $842,660).............       842,660
                                             ------------
               Total short-term investments
                 (cost $3,753,926).........     3,753,926
                                             ------------
               Total Investments--100.5%
               (cost $132,994,750; Note       164,639,315
                 4)........................
               Liabilities in excess of
                 other
                 assets--(0.5%)............      (766,671)
                                             ------------
               Net Assets--100%............  $163,872,644
                                             ------------
                                             ------------

---------------
* Non-income producing security.
------------------------------------------------------------
--------------------
                 See Notes to Financial Statements beginning on page 51

               THE TARGET PORTFOLIO TRUST
               International Equity Portfolio
               Portfolio of Investments June 30, 1998
(Unaudited)

                                                US$
                                               VALUE
  SHARES               DESCRIPTION           (NOTE 1)
               LONG-TERM INVESTMENTS--95.3%

               Common Stocks--95.3%
               Australia--1.8%
  308,322      Broken Hill Proprietary Co.,  $  2,612,485
                 Ltd.......................
  360,500      Westpac Banking Corp........     2,204,236
                                             ------------
                                                4,816,721
                                             ------------

               Denmark--1.3%
   37,800      Unidanmark A.S..............     3,400,597
                                             ------------
               Finland--1.1%
  222,600      Merita Bank, Ltd............     1,470,178
   50,280      UPM Kymmene Oy*.............     1,385,187
                                             ------------
                                                2,855,365
                                             ------------

               France--17.6%
   27,830      Alcatel Alsthom Generale         5,666,628
                 d'Electricite.............
   53,970      Axa-UAP.....................     6,070,364
   54,860      Banque Nationale de Paris...     4,482,664
   26,380      Cie De Saint Gobain.........     4,891,407
   40,600      Compagnie Generale des           2,343,715
                 Etablissements Michelin,
                 Ser. B....................
   28,520      Eaux Cie Generale...........     6,090,167
   50,100      Elf Aquitaine SA............     7,043,849
  115,277      Rhone Poulenc S.A...........     6,502,052
   19,800      Suez Lyonnaise des Eaux.....     3,258,680
                                             ------------
                                               46,349,526
                                             ------------
               Germany--11.1%
    7,650      Allianz A.G.................     2,551,485
   36,600      Daimler-Benz A.G............     3,602,262
   61,750      Dresdner Bank A.G...........     3,338,393
  108,800      Hoechst A.G.................     5,474,840
   32,900      Mannesmann A.G. (ADR).......     3,381,070
   57,150      Metro A.G...................     3,454,130
    9,360      Thyssen A.G.................     2,382,234
    7,320      Viag A.G....................     5,041,138
                                             ------------
                                               29,225,552
                                             ------------

                Hong Kong--2.0%
   147,335      HSBC Holdings PLC.........  $ 3,603,508
   233,500      Swire-Pacific, Ltd. 'A'...      881,502
   680,000      Wharf Holdings, Ltd.......      671,399
                                            -----------
                                              5,156,409
                                            -----------

                Italy--5.5%
   357,000      Credito Italiano..........    1,869,641
   591,400      Eni Spa...................    3,877,760
   376,480      Fiat Spa..................    1,648,524
   243,700      Istituto Bancario San         3,518,168
                  Paolo di Torino.........
   710,900      Telecom Italia Spa........    3,442,968
                                            -----------
                                             14,357,061
                                            -----------

                Japan--13.4%
   126,000      Asahi Breweries, Ltd......    1,594,706
    69,000      Honda Motor Co., Ltd......    2,465,177
     5,000      Ito Yokado Co., Ltd.......      236,132
       421      Japan Tobacco, Inc........    2,859,037
   294,000      Matsushita Electric           4,741,592
                  Industrial Co., Ltd.....
    35,900      Nintendo Co., Ltd.........    3,336,335
       491      Nippon Telegraph &            4,083,677
                  Telephone Corp..........
    98,000      Omron Corp................    1,502,567
    58,600      Orix Corp.................    3,971,085
    47,840      Promise Co., Ltd..........    1,975,601
   212,000      Ricoh Corp., Ltd..........    2,240,052
    59,000      Sekisui Chemical Corp.,         302,958
                  Ltd.....................
    41,900      Sony Corp.................    3,621,212
   537,000      Sumitomo Trust & Banking      2,407,898
                  Co., Ltd................
                                            -----------
                                             35,338,029
                                            -----------

                Korea--0.0%
         1      Samsung Electronics Co.,              8
                  Ltd. (GDR)..............
                                            -----------

                Malaysia--0.3%
   408,300      Genting Berhad............      737,847
                                            -----------

                Netherlands--3.9%
    77,500      Heineken N.V..............    3,046,243
    53,500      Kon Kpn N.V...............    2,060,780
    45,450      Royal Philips Electronics     3,823,367
                  N.V.....................
    53,500      TNT Post Group N.V........    1,368,589
                                            -----------
                                             10,298,979
                                            -----------

------------------------------------------------------------
--------------------
                 See Notes to Financial Statements beginning on page 51

                                                US$
                                               VALUE
  SHARES               DESCRIPTION           (NOTE 1)
               Singapore--0.4%
  342,000      United Overseas Bank,         $  1,065,579
                 Ltd.......................
                                             ------------

               Spain--4.0%
  200,000      Argentaria Corp Bc..........     4,486,469
  132,345      Telefonica de Espana S.A....     6,118,852
                                             ------------
                                               10,605,321
                                             ------------
               Sweden--7.1%
  240,300      ABB AB, Ser. A..............     3,404,451
  209,933      Astra AB, Series B..........     4,184,973
  156,000      Electrolux AB, Series B.....     2,679,539
  205,900      Nordbanken Holding AB.......     1,510,174
   95,700      Svenska Handelsbanken,           4,439,444
                 Series A..................
   87,000      Volvo AB, Ser. B............     2,590,584
                                             ------------
                                               18,809,165
                                             ------------

               Switzerland--7.9%
   22,310      Credit Suisse Group.........     4,972,347
    1,286      Nestle S.A..................     2,756,624
    1,826      Novartis A.G.*..............     3,043,534
    1,730      SMH AG Swiss Corp...........     1,338,942
    1,536      Societe Generale                 2,607,843
                 Surveillance S.A..........
    9,520      Zurich                           6,085,558
                 Versicherungesellschaft...
                                             ------------
                                               20,804,848
                                             ------------
               United Kingdom--17.9%
  406,000      B.A.T. Industries PLC.......     4,067,389
  849,428      British Aerospace PLC.......     6,509,951
  348,600      British Petroleum Co. PLC...     5,087,182
  173,706      Cadbury Schweppes PLC.......     2,690,092
  376,799      Diageo PLC..................     4,466,903
  206,740      EMI Group PLC...............     1,808,815
  185,500      Granada Group PLC...........     3,413,217
  150,300      Imperial Chemical Industries     2,414,196
                 PLC.......................
  777,100      Lucas Varity PLC............     3,088,107
                                                US$
                                               VALUE
  SHARES               DESCRIPTION           (NOTE 1)

   448,000      Mirror Group Newspapers     $ 1,690,538
                  PLC.....................
   250,000      National Power PLC........    2,354,277
   244,000      National Westminster Bank     4,363,327
                  PLC.....................
   204,500      Prudential Corp. PLC......    2,695,776
   218,700      Unilever PLC..............    2,329,742
                                            -----------
                                             46,979,512
                                            -----------
                Total common stocks         250,800,519
                  (cost $183,990,330).....
                                            -----------
  Units         Warrants*
----------
        34      Wharf Holdings                        0
                  expiring 12/1/99
                  (cost $0)...............
                                            -----------
                Total long-term             250,800,519
                  investments
                  (cost $183,990,330).....
                                            -----------

                SHORT-TERM INVESTMENTS--6.9%

                Rights*
        80      Metro AG                          3,103
                  expiring 7/6/98
                  (cost $0)...............
                                            -----------
Principal
  Amount
  (000)         U.S. Government Securities--6.9%
----------
                United States Treasury
                  Bills
$   18,405      4.95%, 10/15/98              18,136,838
                  (cost $18,132,931)......
                                            -----------
                Total short-term             18,139,941
                  investments
                  (cost $18,132,931)......
                                            -----------
                Total Investments--102.2%
                (cost $202,123,261; Note    268,940,460
                  4)......................
                Liabilities in excess of     (5,865,326)
                  other
                  assets--(2.2%)..........
                                            -----------
                Net Assets--100%..........  $263,075,134
                                            -----------
                                            -----------

------------------
ADR--American Depository Receipt.
GDR--Global Depository Receipt.
* Non-income producing securities.
------------------------------------------------------------
--------------------
                 See Notes to Financial Statements beginning on page 51

               THE TARGET PORTFOLIO TRUST
               International Equity Portfolio (cont'd)
               Portfolio of Investments June 30, 1998
(Unaudited)

The industry classification of portfolio holdings and other net assets shown as a percentage of net assets as of June
30, 1998 was as follows:

Banking........................................   18.9%
U.S Government Securities......................    6.9
Insurance......................................    6.6
Telecommunications.............................    5.2
Energy.........................................    4.8
Food & Beverage................................    4.5
Manufacturing..................................    4.2
Automobiles....................................    3.9
Chemicals......................................    3.5
Utilities......................................    3.2
Conglomerates..................................    2.8
Pharmaceuticals................................    2.7
Tobacco........................................    2.6
Retail.........................................    2.6
Aerospace/Defense..............................    2.5
Industrials....................................    2.5
Consumer Durable Goods.........................    2.4
Steel..........................................    2.1
Intergrated Oil................................    1.9
Electrical Equipment...........................    1.8
Diversified Industries.........................    1.6
Leasing........................................    1.5
Oil & Gas Services.............................    1.5
Electronics....................................    1.5
Software.......................................    1.3
Engineering & Equipment........................    1.3
Automotive Parts...............................    1.2
Consumer Goods.................................    1.0
Natural Resources Sector.......................    1.0
Office Equipment & Supplies....................    0.9
Business & Public Services.....................    0.9
Financial Services.............................    0.8
Printing.......................................    0.6
Forest Products................................    0.5
Transportation.................................    0.5
Leisure........................................    0.3
Real Estate....................................    0.2
                                                 -----
                                                 102.2
Liabilities in excess of other assets..........   (2.2)
                                                 -----
                                                 100.0%
                                                 -----
                                                 -----
------------------------------------------------------------
--------------------
                 See Notes to Financial Statements beginning on page 51

               International Bond Portfolio
               Portfolio of Investments June 30, 1998
(Unaudited)

 PRINCIPAL                                      US$
  AMOUNT                                       VALUE
  (000)                DESCRIPTION           (NOTE 1)
                LONG-TERM INVESTMENTS--96.0%

                Australia--19.1%
                Commonwealth of Australia,
A$   2,000      7.00%, 4/15/00............  $ 1,279,365
     3,200      6.75%, 11/15/06...........    2,143,325
                KFW Int'l. Finance,
     1,400      7.25%, 7/16/07............      939,443
                Queensland Treasury Corp.,
       800      8.00%, 7/14/99............      510,504
     1,250      8.00%, 8/14/01............      832,581
                                            -----------
                                              5,705,218
                                            -----------
                Canada--9.6%
                Canadian Gov't. Bonds,
C$   1,300      7.50%, 12/1/03............      971,853
     1,000      8.75%, 12/1/05............      819,204
                Deutsche Fin(Neth),
     1,500      7.00%, 1/7/04.............    1,076,416
                                            -----------
                                              2,867,473
                                            -----------
                Denmark--3.3%
                Danish Gov't. Bonds,
DKr  2,500      8.00%, 11/15/01...........      402,941
     3,500      7.00%, 12/15/04...........      570,893
                                            -----------
                                                973,834
                                            -----------

                Germany--25.7%
                Abbey National Treasury,
 DM  2,500      5.625%, 9/30/02...........    1,443,761
                Austrian Gov't. Bonds,
     1,000      7.25%, 5/3/07.............      646,538
                DSL Finance NV,
     2,000      5.75%, 3/19/09............    1,166,653
                Finland Gov't. Bonds,
     2,000      5.50%, 2/9/01.............    1,146,691
                German Gov't. Bonds,
     1,500      5.75%, 8/22/00............      860,018
     4,000      6.00%, 1/5/06.............    2,397,627
                                            -----------
                                              7,661,288
                                            -----------

                Japan--10.1%
                Federal National Mortgage
                  Assn.,
 Yt 140,000     2.00%, 12/20/99...........  $ 1,032,762
                Japan Dev. Bank,
   130,000      5.00%, 10/1/99............      990,960
                Kingdom of Belgium,
   130,000      5.00%, 12/17/99...........    1,000,361
                                            -----------
                                              3,024,083
                                            -----------

                Netherlands--8.9%
                Dutch Gov't. Bonds,
 NLG 2,000      9.00%, 5/15/00............    1,069,684
     2,500      7.50%, 1/15/23............    1,593,777
                                            -----------
                                              2,663,461
                                            -----------

                New Zealand--10.8%
                Int'l Bank Recon. & Dev.,
NZ$  2,500      7.25%, 5/27/03............    1,289,818
                New Zealand Gov't. Bonds,
       700      6.50%, 2/15/00............      360,421
     1,250      8.00%, 11/15/06...........      714,831
     1,600      7.00%, 7/15/09............      872,939
                                            -----------
                                              3,238,009
                                            -----------

                Sweden--3.2%
                Toyota Motor Credit,
 SEK 7,000      7.50%, 8/6/01.............      939,857
                                            -----------

                United States--5.3%
                U. S. Treasury Notes,
US$    609      3.625%, 7/15/02...........      602,088
       718      3.375%, 1/15/07...........      695,256
       302      3.625%, 1/15/08...........      298,249
                                            -----------
                                              1,595,593
                                            -----------
                Total long-term              28,668,816
                  investments
                  (cost $29,086,445)......
                                            -----------

------------------------------------------------------------
--------------------
                 See Notes to Financial Statements beginning on page 51

               THE TARGET PORTFOLIO TRUST
               International Bond Portfolio (cont'd)
               Portfolio of Investments June 30, 1998
(Unaudited)

 PRINCIPAL                                      US$
  AMOUNT                                       VALUE
  (000)                DESCRIPTION           (NOTE 1)

                SHORT-TERM INVESTMENTS--1.8%

                Repurchase Agreements--1.8%
US$    557      State Street Bank & Trust   $   557,000
                  Co.,
                  2.00%, dated 6/30/98 due
                  7/1/98 in the amount of
                  $557,031 (cost $557,000;
                  collaterized by $570,000
                  U.S. Treasury Notes,
                  8.125%, 8/15/21,
                  approximate value of
                  collateral including
                  accrued
                  interest is $570,215)...
                                            -----------
                Total Investments--97.8%
                (cost $29,643,445; Note      29,225,816
                  4)......................
                Other assets in excess of
                  liabilities--2.2%.......      646,419
                                            -----------
                Net Assets--100%..........  $29,872,235
                                            -----------
                                            -----------

------------------
Portfolio securities are classified according to the
securities currency
denomination.
------------------------------------------------------------
--------------------
                 See Notes to Financial Statements beginning on page 51

               Total Return Bond Portfolio
               Portfolio of Investments June 30, 1998
(Unaudited)

 MOODY'S   PRINCIPAL
  RATING    AMOUNT                                VALUE
(UNAUDITED)   (000)         DESCRIPTION          (NOTE 1)
                       LONG-TERM
                         INVESTMENTS--101.2%

                       Corporate Bonds--33.7%

                       Airlines--3.2%
                       Continental Airlines,
                         Inc.,
Ba2        $    600    9.50%, 12/15/01.......  $    640,500
                       United Airlines, Inc.,
Baa1          1,000    10.85%, 2/19/15.......     1,337,780
                                               ------------
                                                  1,978,280
                                               ------------
                       Banking--6.5%
                       Capital One Bank,
Baa3          1,200    6.83%, 8/16/99........     1,211,112
Baa3          1,100    7.20%, 7/19/99........     1,110,912
                       Kansallis Osake
                         Pankki,
                         (Finland),
A3              500    8.65%, 12/29/49.......       508,895
                       MBNA Bank, Inc.,
Baa1            100 DD 5.89%, 8/7/01.........        99,108
Baa1          1,100 DD 6.06%, 12/10/02.......     1,100,220
                                               ------------
                                                  4,030,247
                                               ------------

                       Cable--1.3%
                       Tele-Communications,
                         Inc.,
Baa3            100    5.96%, 2/2/00.........       100,026
Baa3            700 DD 6.28%, 3/12/01........       693,255
                                               ------------
                                                    793,281
                                               ------------
                       Consumer Goods--1.9%
                       Westpoint Stevens,
                         Inc.,
Ba3           1,200    7.88%, 6/15/05........     1,209,000
                                               ------------

                       Energy--1.8%
                       Williams Cos., Inc.,
Baa2          1,100 DD 6.00%, 1/30/00........     1,105,104
                                               ------------

                       Entertainment--1.8%
                       Six Flags Enertainment
                         Corp.,
                       Zero Coupon,
Baa2          1,200      12/15/99............     1,097,964
                                               ------------

                       Financial Services--7.4%
                       Goldman Sachs Group,
                         L.P.
A1            1,000 DD 5.87%, 1/25/01........     1,002,730

                       Lehman Brothers Holdings, Inc.,
Baa1        $ 1,000DD  6.06%, 1/14/00........  $  1,005,430
Baa1          1,100DD  6.21%, 9/3/02.........     1,101,080
                       Money Store Trust,
                         Inc.,
Aaa           1,200    6.21%, 3/15/12........     1,200,450
                       PaineWebber Group,
                         Inc.,
Baa1            250    6.75%, 2/1/06.........       254,508
                                               ------------
                                                  4,564,198
                                               ------------

                       Health Care--0.7%
                       Columbia/HCA Healthcare Corp.,
Ba2             450    6.88%, 7/15/01........       441,243
                                               ------------

                       Railroads--1.9%
                       Union Pacific Railroad
                         Co.,
Baa1          1,200DD  5.95%, 5/22/00........     1,199,250
                                               ------------

                       Tobacco--1.6%
                       RJR Nabisco, Inc.,
Baa3          1,000    8.00%, 7/15/01........     1,014,600
                                               ------------

                       Utilities--5.6%
                       California Energy Co.,
                         Inc.,
Ba2           1,100    9.88%, 6/30/03........     1,177,011
                       Long Island Lighting
                         Co.,
Ba1           1,200    8.90%, 7/15/19........     1,271,712
                       Niagara Mohawk Power
                         Corp.,
Ba1           1,000    6.88%, 3/1/01.........     1,010,570
                                               ------------
                                                  3,459,293
                                               ------------
                       Total corporate bonds
                         (cost
                         $20,775,231)........    20,892,460
                                               ------------

                       U.S. Government Agency Mortgage
                         Backed Securities--43.8%
                       Federal Home Loan
                         Mortgage
                         Corp.,
                       6.00%, 4/1/28 -
              8,892      12/1/28.............     8,669,547
                       6.50%, 9/15/18 -
              4,414      12/1/28.............     3,170,857
                877    7.80%, 1/1/24.........       915,270
                 20    9.25%, 1/1/10.........        21,640

------------------------------------------------------------
--------------------
                 See Notes to Financial Statements beginning on page 51

               THE TARGET PORTFOLIO TRUST
               Total Return Bond Portfolio (cont'd)
               Portfolio of Investments June 30, 1998
(Unaudited)

 MOODY'S   PRINCIPAL
  RATING    AMOUNT                                VALUE
(UNAUDITED)   (000)         DESCRIPTION          (NOTE 1)
                       U.S. Government Agency Mortgage
                         Backed Securities--(cont'd.)
                       Federal National Mortgage Assn.,
           $  1,200    5.95%, 12/1/28........  $  1,207,500
                936    6.64%, 3/1/26.........       955,050
              1,697    7.08%, 1/1/20.........     1,741,190
                       Government National
                         Mortgage Assn.,
                       6.50%, 7/20/27 -
              3,552      12/15/28............     3,588,469
                       6.88%, 2/20/17 -
              2,868      2/20/26.............     2,933,702
                       7.00%, 7/20/22 -
              1,894      9/20/25.............     1,938,804
                441    7.38%, 6/20/23........       450,820
              1,150    7.50%, 12/15/99.......     1,181,981
                       Resolution Trust
                         Corp.,
                 77 DD 6.95%, 6/25/23........        76,711
                 86    8.35%, 6/25/29........        85,663
                195    9.25%, 6/25/23........       194,014
                                               ------------
                       Total U.S. Government
                         agency
                         mortgage backed
                         securities
                         (cost
                         $26,891,558)........    27,131,218
                                               ------------
                       Foreign Securities--5.5%
                       Asian Development
                         Bank,
Aaa             900    5.82%, 6/16/28........       908,914
                       Federal Republic of
                         Germany,
Aaa        DM 1,700    5.63%, 1/4/28.........       979,825
                       Republic of Argentina,
Baa1       $  1,140    6.63%, 3/31/05........     1,006,050
                       Republic of Korea,
Ba1             600    8.88%, 4/15/08........       542,670
                                               ------------
                                                  3,437,459
                                               ------------
                       Total foreign
                         securities
                         (cost $3,517,063)...     3,437,459
                                               ------------

                       Collateralized Mortgage
                         Obligations--3.7%
                       American Housing Trust
                         1,
                         Senior Mortgage Pass
                         Through Certificate,
                         Series 1-5 Class A,
Aaa              18    8.63%, 8/25/18........        18,442

                       Champion Home Loan
                         Equity,
                         Series 1995, Class
                         A2-3,
Aaa         $   808DD  8.57%, 2/25/28........  $    823,558
                       Countrywide
                         Collateralized
                         Mortgage Obligation,
Aa1             171DD  8.14%, 11/25/24.......       176,234
                       GMAC Commercial
                         Mortgage Security,
                         Inc.,
Aa2             677DD  6.81%, 4/15/08........       703,973
Baa2            500DD  7.15%, 3/15/11........       510,234
                       PaineWebber Mortgage
                         Acceptance Corp.,
Aaa              50    7.00%, 10/25/23.......        50,049
                       Total collateralized
                         mortgage obligations
                         (cost $2,251,939)...     2,282,490
                                               ------------

                       U.S. Government Securities--14.5%
                       United States Treasury
                         Notes,
                       3.625%, 7/15/02
                710      (TIPS)..............       702,436
                500    5.50%, 5/31/03........       500,080
                       United States Treasury
                         Bonds,
              1,700    6.00%, 2/15/26........     1,768,527
              5,600    6.125%, 11/15/27......     6,000,736
                                               ------------
                       Total U.S. government
                         securities
                         (cost $8,942,309)...     8,971,779
                                               ------------
                       Total long-term
                         investments
                         (cost
                         $62,378,100)........    62,715,406
                                               ------------

                       SHORT-TERM
                         INVESTMENTS--21.1%

                       Corporate Bonds--18.2%

                       Cable--1.7%
                       Tele-Communications,
                         Inc.,
Baa3          1,000    7.25%, 6/15/99........     1,011,420
                                               ------------

                       Financial Services--13.1%
                       A T & T Capital Corp.,
Baa3          2,400DD  5.956%, 2/16/99.......     2,400,912
                       General Electric
                         Capital Corp.,
A1+PoundPound    2,500 5.51%, 7/28/98........     2,489,235

------------------------------------------------------------
--------------------
                 See Notes to Financial Statements beginning on page 51

 MOODY'S   PRINCIPAL
  RATING    AMOUNT                                VALUE
(UNAUDITED)   (000)         DESCRIPTION          (NOTE 1)
                       SHORT-TERM
                         INVESTMENTS--(cont'd.)
                       Heller Financial,
                         Inc.,
A3         $    800    6.25%, 1/15/99........  $    801,200
A3            1,100    6.41%, 5/3/99.........     1,104,521
                       IBM Credit Corp.,
A2            1,300    5.51%, 7/1/98.........     1,300,000
                                               ------------
                                                  8,095,868
                                               ------------

                       Miscellaneous--0.7%
                       PDV America, Inc.,
Baa3            450    7.25%, 8/1/98.........       448,362
                                               ------------

                       Utilities--2.7%
                       El Paso Electric Co.,
Ba2             500    7.25%, 2/1/99.........       501,745
                       National Rural
                         Utilities, Inc.,
A1+PoundPound    1,200 5.49%, 9/10/98........     1,186,551
                                               ------------
                                                  1,688,296
                                               ------------
                       Total corporate bonds
                         (cost
                         $11,226,048)........    11,243,946
                                               ------------

                       U.S. Government Agency Mortgage
                         Backed Securities--0.0%
                       Federal National Mortgage Assn.,
                  4    8.50%, 4/1/99
                       (cost $4,178).........         3,993
                                               ------------

                       Foreign Securities--1.7%
                       Petroleas Mexicano,
              1,100 DD 6.6875%, 3/8/99
                       (cost $1,068,901).....     1,078,000
                                               ------------

                       U.S. Government Securities--0.5%
                       United States Treasury
                         Bills,
                175 D  4.955%, 7/23/98.......       174,461
                 30 D  4.975%, 7/23/98.......        29,908
                 50 D  4.99%, 10/15/98.......        49,265
                 35 D  5.00%, 7/23/98........        34,892
                 10 D  5.04%, 7/23/98........         9,969
                                               ------------
                                                    298,495
                                               ------------
                       Total U.S. Government Securities
                       (cost $298,507).......       298,495
                                               ------------

         PRINCIPAL
          AMOUNT                                 VALUE
           (000)           DESCRIPTION          (NOTE 1)
                     Repurchase Agreement--0.7%
          $   461    State Street Bank & Trust Co.,
                     2.00%, dated 6/30/98
                       due 7/1/98 in the
                       amount of $461,026
                       (cost $461,000;
                       collateralized by
                       $465,000
                       U.S. Treasury Notes,
                       6.125%, 12/31/01,
                       value of collateral
                       including accrued
                       interest is
                       $471,859)............  $    461,000
                                              ------------

                     OUTSTANDING PUT OPTIONS
         Contracts   PURCHASED*
         ---------
                     United States Treasury
                       Bond
                       Futures, 8.00%,
                       9/18/98
                     expiring 8/21/98 @
               14      $118.00
                     (cost $8,027)..........         1,531
                                              ------------
                     Total short-term
                       investments
                       (cost $13,067,763;
                       Note 4)..............    13,086,965
                                              ------------

                     Total Investments Before Outstanding
                       Call Options Written--122.4%
                     (cost $75,445,863; Note
                       4)...................    75,802,371

                     OUTSTANDING CALL OPTIONS
                       WRITTEN*--(0.1%)
                     United States Treasury
                       Bond
                       Futures, 8.00%,
                       9/18/98
                     expiring 8/21/98 @
               14      $126.00
                     (premiums received
                       $6,925)..............        (7,875)
                                              ------------

                     Total Investments, Net of Outstanding
                       Call Options Written--122.3%
                     (cost $75,438,938).....    75,794,496
                     Liabilities in excess
                       of other
                       assets--(22.3%)......   (13,846,061)
                                              ------------
                     Net Assets--100%.......  $ 61,948,435
                                              ------------
                                              ------------

---------------
          D Pledged as initial margin on financial futures
            contracts.
         DD Rate shown reflects current rate on variable
rate
            instrument.
          * Non-income producing security.
 PoundPound Standard & Poor's Rating.
(TIPS)--Treasury inflation protection securities.
------------------------------------------------------------
--------------------
                 See Notes to Financial Statements beginning on page 51

               THE TARGET PORTFOLIO TRUST
               Intermediate-Term Bond Portfolio
               Portfolio of Investments June 30, 1998
(Unaudited)

         PRINCIPAL
MOODY'S   AMOUNT                                 VALUE
 RATING    (000)           DESCRIPTION          (NOTE 1)
                     LONG-TERM
                       INVESTMENTS--94.6%
                     Corporate Bonds--34.1%

                     Airlines--2.0%
                     United Airlines, Inc.,
Baa1    $  1,500     10.85%, 2/19/15........ $  2,006,670
                                             ------------
                     Banking--7.8%
                     Capital One Bank,
Baa3       1,900     7.20%, 7/19/99.........    1,918,848
                     MBNA America Bank,
Baa1       1,000 DD  5.864%, 4/13/00........      998,542
Baa1       2,000 DD  6.06%, 12/10/02........    2,000,400
                     Sumitomo Trust &
                       Banking Co., Ltd.,
Baa        3,000     9.40%, 12/29/49........    2,956,881
                                             ------------
                                                7,874,671
                                             ------------
                     Financial Services--8.2%
                     Goldman Sachs Group,
A1         1,900 DD  5.8675%, 1/25/01.......    1,905,187
                     Lehman Brothers
                       Holdings, Inc.,
Baa1       2,000 DD  6.0762%, 1/14/00.......    2,010,860
           1,900 DD  5.9875%, 9/3/02........    1,901,866
                     PaineWebber Group,
                       Inc.,
Baa1       2,000     6.2875%, 11/27/00......    2,022,660
                     Tokai Preferred Capital
                       Co., L.L.C.,
A3           500     9.98%, 12/29/49........      463,785
                                             ------------
                                                8,304,358
                                             ------------

                     Industrials--8.6%
                     TCI Communications,
                       Inc.,
Baa3         400     6.2875%, 3/12/01.......      396,146
Baa3       2,500     6.82%, 9/15/10.........    2,503,475
                     Union Pacific Corp.,
Baa        2,000     5.945%, 5/22/00........    1,998,750
                     Westpoint Stevens,
                       Inc.,
Ba3        1,800     7.875%, 6/15/05........    1,813,500

                     Williams Companies,
                       Inc.,
Baa2      $ 2,000    5.9089%, 1/30/00.......  $  2,009,280
                                              ------------
                                                 8,721,151
                                              ------------

                     Tobacco--1.8%
                     RJR Nabisco, Inc.,
Baa3        1,250    8.00%, 7/15/01.........     1,268,250
Baa3          600    8.625%, 12/1/02........       619,314
                                              ------------
                                                 1,887,564
                                              ------------

                     Utilities--5.7%
                     California Energy Co.,
                       Inc.,
Ba2         2,000    9.875%, 6/30/03........     2,140,020
                     Long Island Lighting
                       Co.,
Baa3        1,535    7.30%, 7/15/99.........     1,551,102
                     Niagara Mohawk Power
                       Corp.,
Ba1         2,000    6.875%, 3/1/01.........     2,021,140
                                              ------------
                                                 5,712,262
                                              ------------
                     Total corporate bonds
                       (cost $34,292,661)...    34,506,676
                                              ------------

                     U.S. Government Agency Mortgage
                       Backed Securities--40.3%
                     Federal Home Loan Mortgage Corp.,
                     6.00%, 4/1/24 -
           14,821      6/1/28...............    14,451,154
                     6.50%, 9/15/18 -
            5,992      12/1/99 I/O..........     3,937,172
            6,500    7.50%, 12/1/99.........     6,660,420
              103    9.25%, 1/1/10..........       109,283
                     Federal National Mortgage Assn.,
            1,800    6.167%,8/25/28.........     1,810,687
              175    6.167%, 12/1/30........       176,378
            1,872    6.610%, 3/1/26.........     1,910,100
              987DD  7.00%, 8/1/24..........     1,007,295
            1,354DD  7.758%, 7/1/25.........     1,400,058
                6    8.50%, 7/1/99..........         6,173
                     Government National
                       Mortgage Assn.,
                     6.875%, 1/20/24 -
            2,777DD    2/20/26..............     2,840,755
            1,091DD  7.00%, 10/20/24........     1,119,340
                     7.375%, 5/20/23 -
            2,313DD    6/20/23..............     2,365,803

------------------------------------------------------------
--------------------
                 See Notes to Financial Statements beginning on page 51

         PRINCIPAL
MOODY'S   AMOUNT                                 VALUE
 RATING    (000)           DESCRIPTION          (NOTE 1)
                     U.S. Government Agency Mortgage
                       Backed Securities--(cont'd.)
                     Resolution Trust Corp.,
        $    121 DD  6.95%, 6/25/23......... $    121,201
             430     8.35%, 6/25/29.........      428,315
             389     9.25%, 6/25/23.........      388,032
                     Student Loan Marketing
                       Assn., Student Loan
                       Trust, Series 1998 2
                       Class A1,
           2,000     5.87%, 4/25/07.........    2,000,000
                                             ------------
                     Total U.S. Government
                       agency mortgage
                       backed securities
                       (cost $40,507,969)...   40,732,166
                                             ------------
                     Collateralized Mortgage
                       Obligations--10.7%
                     Champion Home Loan
                       Equity, Series 1995,
                       Class A2-3,
Aaa        1,220 DD  8.53%, 2/25/28.........    1,243,141
                     Countrywide
                       Collateralized
                       Mortgage Obligation,
Aaa          375     6.75%, 3/25/24.........      374,374
Aa1          171 DD  8.20%, 11/25/24........      176,234
                     Federal National
                       Mortgage Association
                       Guaranteed
                       Certificate, Remic
                       Trust 1997-1 Class A
           1,568     6.50%, 2/18/04.........    1,571,004
                     Remic Trust 1997 1
                       Class A
             970     6.00%, 12/25/08........      966,325
                     Government National
                       Mortgage Assn., Remic
                       Trust 1995- 2, Class
                       Kq,
           3,000     8.50%, 3/20/25.........    3,142,969
                     PaineWebber Mortgage
                       Acceptance Corp.,
Aaa          100     7.00%, 10/25/23........      100,099
                     Residential Asset
                       Securities Corp.,
                       Series 1996 Ks4,
                       Class A2,
Aaa        1,233 DD  5.96%, 10/25/27........    1,226,961

                     Southern Pacific
                       Secured
                       Assets Corp.,
Aaa       $ 2,000    5.83%, 7/25/29.........  $  2,000,000
                                              ------------
                     Total collateralized
                       mortgage
                       obligations
                       (cost $10,822,576)...    10,801,107
                                              ------------

                     U.S. Government Securities--7.0%
                     United States Treasury Bonds,
              700    6.00%, 2/15/26.........       728,217
                     United States Treasury Notes,
            5,000    5.50%, 5/31/03.........     5,000,800
            1,420    3.63%, 7/15/02.........     1,404,873
                                              ------------
                     Total U.S. Government
                       Securities
                       (cost $7,103,750)....     7,133,890
                                              ------------

                     Foreign Government Obligations--2.5%
                     Republic of Argentina,
Ba3         1,805    6.62%, 3/31/05.........     1,592,913
                     Republic of Korea,
Ba1         1,000    8.88%, 4/15/08.........       904,450
                                              ------------
                     Total foreign
                       government
                       obligations
                       (cost $2,636,963)....     2,497,363
                                              ------------
                     Total long-term
                       investments
                       (cost $95,363,919)...    95,671,202
                                              ------------

                     SHORT-TERM
                       INVESTMENTS--17.0%

                     Corporate Bonds--12.8%

                     Financial Services--7.4%
                     A T & T Capital Corp.,
Baa3          100DD  5.96%, 2/16/99.........       100,038
Baa3        4,000    6.38%, 8/28/98.........     4,001,320
                     Heller Financial, Inc.,
A3          1,500    6.25%, 1/15/99.........     1,502,250
A3          1,900    6.41%, 5/3/99..........     1,907,809
                                              ------------
                                                 7,511,417
                                              ------------

------------------------------------------------------------
--------------------
                 See Notes to Financial Statements beginning on page 51

               THE TARGET PORTFOLIO TRUST
               Intermediate-Term Bond Portfolio (cont'd)
               Portfolio of Investments June 30, 1998
(Unaudited)

         PRINCIPAL
MOODY'S   AMOUNT                                 VALUE
 RATING    (000)           DESCRIPTION          (NOTE 1)

                     SHORT-TERM
                       INVESTMENTS--(cont'd.)

                     Industrial--1.9%
                     NWCG Holdings Corp.,
Ba2     $  2,000     Zero Coupon, 6/15/99... $  1,888,940
                                             ------------

                     Miscellaneous--1.9%
                     PDV America, Inc.,
Baa3       1,950     7.25%, 8/1/98..........    1,942,902
                                             ------------
                     Utilities--1.6%
                     Texas-New Mexico Power
                       Co.,
Ba3        1,500     12.50%, 1/15/99........    1,545,195
                                             ------------
                     Total corporate bonds
                       (cost $12,944,963)...   12,888,454
                                             ------------
                     Corporate Notes--2.9%
                     Du Pont (E. I.) De Nemours & Co.,
P-1          300     5.59%, 7/22/98.........      298,965
                     General Electric
                       Capital Corp.,
P-1          300     5.59%, 7/22/98.........      298,633
P-1        2,300     5.51%, 7/28/98.........    2,290,096
                                             ------------
                     Total corporate notes
                       (cost $2,888,574)....    2,887,694
                                             ------------

                     U.S. Government Agency Mortgage
                       Backed Securities
                     Federal National Mortgage Assn.,
              12     8.50%, 4/1/99
                     (cost $13,082).........       12,530
                                             ------------

                     U.S. Government Securities--0.3%
                     United States Treasury
                       Bills,
             140 D   4.98%, 7/23/98.........      139,569
              35 D   4.98%, 7/23/98.........       34,892
             140     4.98%, 10/15/98........      137,943
                                             ------------
                     Total U.S. Government
                       Securities
                       (cost $312,410)......      312,404
                                             ------------

         PRINCIPAL
          AMOUNT                                 VALUE
           (000)           DESCRIPTION          (NOTE 1)
                     Repurchase Agreement--1.0%
                     State Street Bank &
                       Trust Co.,

          $ 1,061    4.00%, dated 6/30/98
                       due 7/1/98 in the
                       amount of
                       $1,061,118 (cost
                       $1,061,000:
                       collateralized by
                       $690,000 U.S.
                       Treasury Notes,
                       10.625% 8/15/15,
                       value of collateral
                       including accrued
                       interest -
                       $1,091,665)..........  $  1,061,000
                                              ------------
                     OUTSTANDING PUT OPTIONS
         Contracts   PURCHASED*
         ---------
                     United States Treasury Bond Futures,
                     8.00%, 9/21/98
                       expiring 8/21/98
                       @$118.00
               23      (cost $13,188).......         2,516
                                              ------------
                     Total short-term
                       investments
                       (cost $17,233,217)...    17,164,598
                                              ------------

                     Total Investments Before
                       Outstanding Call Options
                       Written--111.6%
                     (cost $112,597,136;
                       Note 4)..............   112,835,800
                                              ------------

                     OUTSTANDING CALL OPTIONS
                       WRITTEN*
                     United States Treasury Bond Futures,
                     8.00%, 9/18/98
                       expiring 8/21/98
                       @$126.00
                       (premium received
               23      $11,377).............       (12,938)
                                              ------------

                     Total Investments, Net of
                       Outstanding Call Options
                       Written--111.6%
                     (cost $112,585,759)....   112,822,862
                     Liabilities in excess
                       of other
                       assets--(11.6%)......   (11,746,633)
                                              ------------
                     Net Assets--100%.......  $101,076,229
                                              ------------
                                              ------------

---------------
 * Non-income producing securities.
I/O--Interest Only Security.
L.L.C.--Limited Liability Company.
 D Pledged as initial margin on futures contracts.
DD Rate shown reflects current rate on variable rate
instrument.
------------------------------------------------------------
--------------------
                 See Notes to Financial Statements beginning on page 51

               Mortgage Backed Securities
               Portfolio
               Portfolio of Investments June
               30, 1998 (Unaudited)

 PRINCIPAL
 AMOUNT                                        VALUE
  (000)                DESCRIPTION           (NOTE 1)
                LONG-TERM INVESTMENTS--98.0%

                Collateralized Mortgage
                  Obligations--33.4%
                Federal Home Loan Mortgage
                  Corp.,
$      374      5.25%, 12/15/22, PAC......  $   352,774
       221      5.50%, 8/15/21, PAC.......      213,886
       350      5.80%, 8/15/19, PAC.......      346,062
       100      5.95%, 6/15/19, PAC.......       99,906
       146      6.00%, 5/15/22............      145,873
     3,603      6.00%, 5/15/08 - 5/15/23,     3,573,491
                  PAC.....................
     1,560      6.50%, 8/15/06 - 11/15/22,    1,572,654
                  PAC.....................
       110      7.00%, 3/15/23, PAC.......      114,915
       403      7.25%, 1/15/07, PAC.......      407,952
     5,430      7.50%, 6/15/22, PAC I/O...      623,261
       500      8.00%, 12/15/06, PAC......      539,530
     1,345      8.00%, 8/15/04 -              1,415,850
                  7/15/21.................
       166      9.00%, 10/15/20...........      175,947
        10      10.00%, 6/15/19, PAC......        9,749
                Federal National Mortgage
                  Assn.,
     1,246      5.00%, 3/25/21............    1,175,802
       477      5.00%, 10/25/20, PAC......      472,646
     1,058      5.941%, 1/25/09...........    1,051,474
       346      6.00%, 4/25/08, PAC.......      345,363
     1,243      6.00%, 9/25/22 -              1,213,790
                  10/25/22................
       800      6.25%, 1/25/09, PAC.......      804,000
       370      6.50%, 12/25/19 -               366,256
                  4/25/22.................
     2,286      6.50%, 2/25/06 - 12/25/23,    2,293,114
                  PAC.....................
     2,955      7.00%, 9/25/19, PAC I/O...      239,558
       926      7.385%, 3/25/21...........      962,724
       693      7.50%, 5/25/07 -                722,383
                  7/25/22.................
       197      8.00%, 12/25/21...........      211,709
       617      8.00%, 8/25/06 - 5/25/24,       662,308
                  PAC.....................
       483      8.50%, 6/25/21............      508,074
       510      8.50%, 7/25/18 - 2/25/20,       537,348
                  PAC.....................
                First Boston Mortgage
                  Securities,
       938      Zero Coupon, 4/25/17,           755,389
                  P/O.....................
       941      6.96%, 6/20/29............      966,463
       938      8.985%, 4/25/17, I/O......      228,526
                First Union-Lehman
                  Brothers
                  Commerical Mortgage,
     1,000      6.60%, 11/18/29...........    1,022,500
                Salomon Brothers Mortgage Securities,
       366      6.00%, 12/26/11...........      363,573
                                            -----------
                Total collateralized mortgage
                  obligations
                (cost $23,453,435)........   24,494,850
                                            -----------

               U.S. Government Agency Mortgage
                 Pass-Through Obligations--63.5%
               Federal Home Loan Mortgage
                 Corp.,
$     424      6.50%, 2/01/04.............  $   426,823
    5,926      7.00%, 2/01/99 - 3/01/24...    6,081,530
       20      7.25%, 7/01/06.............       20,359
      179      7.50%, 3/01/08.............      182,613
       90      8.25%, 12/01/05 -                 93,838
                 5/01/08..................
      348      8.50%, 6/01/03 - 7/01/21...      366,942
      128      8.75%, 12/01/08............      134,418
    1,252      9.00%, 1/01/02 - 3/01/11...    1,313,726
       32      10.00%, 1/01/04............       33,136
       48      10.50%, 11/01/19...........       53,966
       53      11.50%, 3/01/16............       60,591
       42      12.75%, 11/01/13...........       48,785
       26      13.25%, 5/01/13............       30,301
       30      14.00%, 9/01/10 -                 36,402
                 6/01/11..................
               Federal National Mortgage
                 Assn.,
      186      6.199%, 12/01/27...........      187,377
      805      6.217%, 8/01/28............      809,825
      539      6.981%, 6/01/07............      561,847
      732      7.00%, 12/01/00 -                742,010
                 7/01/25..................
      371      7.50%, 2/01/20.............      384,350
      165      7.75%, 10/01/19............      171,118
       13      8.00%, 3/01/07 - 6/01/07...       13,801
      181      8.50%, 6/01/10.............      189,251
      246      9.75%, 8/01/10 -                 262,666
                 11/01/16.................
               Government National
                 Mortgage Assn.,
      694      6.50%, 5/15/23 -                 695,035
                 11/15/23.................
    8,456      7.00%, 7/15/16 -               8,599,953
                 11/15/24.................
   14,417      7.50%, 3/15/07 - 6/15/24...   14,829,845
    2,726      8.00%, 1/15/08 - 8/15/22...    2,836,960
    1,145      8.25%, 6/20/17 - 7/20/17...    1,186,441
      774      8.50%, 3/15/05 -                 820,578
                 11/15/21.................
    3,683      9.00%, 10/20/01 -              3,942,014
                 1/15/20..................
    1,217      9.50%, 9/15/02 - 1/15/21...    1,315,810
        1      13.00%, 2/15/11............        1,030
       77      13.50%, 6/15/10 -                 92,122
                 11/15/12.................
       99      14.00%, 6/15/11 -                117,691
                 4/15/12..................
       40      16.00%, 4/15/12 -                 48,735
                 5/15/12..................
                                            -----------
               Total U.S. Government
                 agency
                 mortgage pass-through
                 obligations
                 (cost $45,541,191).......  46,691,889
                                            -----------

------------------------------------------------------------
--------------------
                 See Notes to Financial Statements beginning on page 51

               THE TARGET PORTFOLIO TRUST
               Mortgage Backed Securities Portfolio (cont'd)
               Portfolio of Investments June 30, 1998
(Unaudited)

 PRINCIPAL
 AMOUNT                                        VALUE
  (000)                DESCRIPTION           (NOTE 1)
                U.S. Government Securities--1.1%
                United States Treasury
                  Bonds,
$      500      12.00%, 8/15/13...........  $   741,330
                United States Treasury
                  Notes,
       100      6.875%, 7/31/99...........      101,391
                                            -----------
                Total U.S. government
                  securities
                  (cost $837,356).........      842,721
                                            -----------
                Total long-term
                  investments
                  (cost $69,831,982)......   72,029,460
                                            -----------

                SHORT-TERM INVESTMENTS--1.6%

                Repurchase Agreement--1.6%
     1,164      Morgan (J.P.) Securities,
                  Inc.,
                  5.75%, dated 6/30/98 due
                  7/01/98 in the amount of
                  $1,164,186 (cost
                  $1,164,000;
                  collateralized by
                  $1,161,000 U.S. Treasury
                  Notes, 8.50%, 2/15/20,
                  value of the collateral
                  including accrued
                  interest is
                  $1,188,689).............  1,164,000
                                            -----------
Principal       U.S. Government Agency Mortgage
  Amount        Pass-Through Obligations
----------
       381      Federal Home Loan Mortgage
                  Corp,
                  7.00%, 2/01/99..........          388
                                            -----------
                Total short-term
                  investments
                  (cost $1,164,378).......    1,164,388
                                            -----------
                Total Investments--99.6%
                (cost US $70,996,360; Note   73,193,848
                  4)......................
                Other assets in excess of
                  liabilities--0.4%.......      324,001
                                            -----------
                Net Assets--100%..........  $73,517,849
                                            -----------
                                            -----------

---------------
I/O--Interest Only Security.
PAC--Planned Amortization Class.
P/O--Principal Only.
------------------------------------------------------------
--------------------
                 See Notes to Financial Statements beginning on page 51

               U.S. Government Money Market Portfolio
               Portfolio of Investments June 30, 1998
(Unaudited)

 PRINCIPAL
 AMOUNT                                        VALUE
  (000)                DESCRIPTION           (NOTE 1)
               Federal Farm Credit Bank--1.9%
$   2,000      5.70%, 11/3/98..............  $  1,999,539
                                             ------------

               Federal Home Loan Bank--5.6%
    2,000      5.81%, 11/4/98..............     1,999,619
    2,000      5.80%, 12/18/98.............     1,999,906
    2,000      5.50%, 3/19/99..............     1,998,827
                                             ------------
                                                5,998,352
                                             ------------

               Federal National Mortgage
                 Association--1.8%
    2,000      5.625%, 5/6/99..............     1,997,968
                                             ------------
               Student Loan Marketing Association--1.9%
    2,000      5.82%, 9/16/98..............     1,999,815
                                             ------------

               Repurchase Agreements--108.8%
   29,209      Lehman Brothers Hldgs.,         29,209,000
                 Inc., 5.75%, dated 6/30/98
                 due 7/1/98 in the amount
                 of $29,213,665 (cost
                 $29,209,000;
                 collateralized by
                 $50,000,000 U.S. Treasury
                 Strips, 5.91%, 5/15/18,
                 value of collateral in-
                 cluding accrued interest -
                 $30,213,524)..............
   29,209      PaineWebber Inc., 5.75%,        29,209,000
                 dated 6/30/98 due 7/1/98
                 in the amount of
                 $29,213,665 (cost
                 $29,209,000;
                 collateralized by
                 $29,505,000 U.S. Treasury
                 Notes,
                 5.63%, 5/15/01, value of
                 collateral
                 including accrued interest
                 - $29,836,931)............

$  29,210      Paribas, 5.75%, dated        $29,210,000
                 6/30/98 due 7/1/98 in the
                 amount of $29,214,665
                 (cost $29,210,000;
                 collateralized by
                 $29,050,000 U.S. Treasury
                 Notes, 5.52%, 9/30/02,
                 value of collateral
                 including accrued
                 interest -
                 $29,851,083).............
   29,209      Swiss Bank Corp., 5.85%,      29,209,000
                 dated 6/30/98 due 7/1/98
                 in the amount of
                 $29,213,746 (cost
                 $29,209,000;
                 collateralized by
                 $23,029,000 U.S. Treasury
                 Bonds, 8.00%, 11/15/21;
                 value of collateral
                 including
                 accrued interest -
                 $29,772,179).............
                                            -----------
                                            116,837,000
                                            -----------
               Total Investments--120.0%
               (amortized cost              128,832,674
                 $128,832,674*)...........
               Liabilities in excess of     (21,479,140)
                 other
                 assets--(20.0%)..........
                                            -----------
               Net Assets--100%...........  $107,353,534
                                            -----------
                                            -----------

---------------
* Federal income tax basis of portfolio securities is the
same as for financial
  reporting purposes.
------------------------------------------------------------
--------------------
                 See Notes to Financial Statements beginning on page 51
               THE TARGET PORTFOLIO TRUST
               Statements of Assets and Liabilities
               June 30, 1998 (Unaudited)

                                           LARGE
CAPITALIZATION    LARGE CAPITALIZATION    SMALL
CAPITALIZATION
                                             GROWTH
PORTFOLIO        VALUE PORTFOLIO         GROWTH PORTFOLIO
ASSETS
------------------------------------------------------------
---------------------------------------------------
Investments, at value*                         $289,474,643
$293,670,727            $180,163,709
------------------------------------------------------------
---------------------------------------------------
Repurchase Agreements                             8,817,000
--                      --
------------------------------------------------------------
---------------------------------------------------
Cash                                                  1,668
--                     852
------------------------------------------------------------
---------------------------------------------------
Foreign currency, at value
(cost $816,322; $100,093)                                --
--                      --
------------------------------------------------------------
---------------------------------------------------
Receivable for Fund shares sold                     194,610
354,908                 126,870
------------------------------------------------------------
---------------------------------------------------
Receivable for investments sold                   1,265,205
736,481               2,056,613
------------------------------------------------------------
---------------------------------------------------
Dividends and interest receivable                    92,266
488,436                  46,351
------------------------------------------------------------
---------------------------------------------------
Deferred expenses and other assets                    3,140
3,207                   2,231
------------------------------------------------------------
---------------------------------------------------
Due from broker-variation margin                         --
--                      --
------------------------------------------------------------
---------------------------------------------------
Forward currency contracts-net amount
  receivable
  from counterparties                                    --
--                      --
------------------------------------------------------------
---------------------------------------------------
      Total assets                              299,848,532
295,253,759             182,396,626
LIABILITIES
------------------------------------------------------------
---------------------------------------------------
Payable for investments purchased                 1,964,903
703,674               2,757,202
------------------------------------------------------------
---------------------------------------------------
Payable for Fund shares reacquired                1,193,522
1,573,896                 610,540
------------------------------------------------------------
---------------------------------------------------
Accrued expenses and other liabilities              215,544
26,908                 106,335
------------------------------------------------------------
---------------------------------------------------
Dividends payable                                        --
--                      --
------------------------------------------------------------
---------------------------------------------------
Outstanding options written (premium
received $6,925
and $11,377)                                             --
--                      --
------------------------------------------------------------
---------------------------------------------------
Withholding taxes payable                                --
--                   2,465
------------------------------------------------------------
---------------------------------------------------
Deferred trustees' fees                               6,054
6,054                   6,054
------------------------------------------------------------
---------------------------------------------------
Due to Manager                                       70,208
144,338                  85,781
------------------------------------------------------------
---------------------------------------------------
Forward currency contracts-net amount
  payable
  to counterparties                                      --
--                      --
------------------------------------------------------------
---------------------------------------------------
      Total liabilities                           3,450,231
2,454,870               3,568,377
NET ASSETS                                     $296,398,301
$292,798,889            $178,828,249
------------------------------------------------------------
---------------------------------------------------
Net assets were comprised of:
  Shares of beneficial interest, at par        $     17,382
$     16,927            $     10,591
------------------------------------------------------------
---------------------------------------------------
  Paid-in capital in excess of par              171,741,138
180,639,915             127,899,711
------------------------------------------------------------
---------------------------------------------------
                                                171,758,520
180,656,842             127,910,302
  Under (over) distribution of net
  investment
    income                                          (43,957)
2,377,788                (301,622)
------------------------------------------------------------
---------------------------------------------------
  Accumulated net realized gains
  (losses)                                       17,102,949
17,998,956              11,844,647
------------------------------------------------------------
---------------------------------------------------
  Net unrealized
  appreciation/depreciation                     107,580,789
91,765,303              39,374,922
------------------------------------------------------------
---------------------------------------------------
  Net assets, June 30, 1998                    $296,398,301
$292,798,889            $178,828,249
------------------------------------------------------------
---------------------------------------------------
Shares of beneficial interest issued
  and outstanding                                17,381,797
16,927,179              10,591,212
------------------------------------------------------------
---------------------------------------------------
  Net asset value, offering price and
     redemption price per share                      $17.05
$17.30                  $16.88
------------------------------------------------------------
---------------------------------------------------
  *Identified cost of investments.             $190,710,854
$201,905,424            $140,788,787

                                          SMALL
CAPITALIZATION
                                            VALUE PORTFOLIO
ASSETS
------------------------------------------------------------
-----------------------
Investments, at value*                        $164,639,315
------------------------------------------------------------
--------------------------------------------
Repurchase Agreements                                   --
------------------------------------------------------------
---------------------------------------------------
Cash                                                 4,776
------------------------------------------------------------
---------------------------------------------------
Foreign currency, at value
(cost $816,322; $100,093)                               --
------------------------------------------------------------
---------------------------------------------------
Receivable for Fund shares sold                    147,658
------------------------------------------------------------
---------------------------------------------------
Receivable for investments sold                    677,931
------------------------------------------------------------
---------------------------------------------------
Dividends and interest receivable                  100,233
------------------------------------------------------------
---------------------------------------------------
Deferred expenses and other assets                   1,823
------------------------------------------------------------
---------------------------------------------------
Due from broker-variation margin                        --
------------------------------------------------------------
---------------------------------------------------
Forward currency contracts-net amount
  receivable
  from counterparties                                   --
------------------------------------------------------------
---------------------------------------------------
      Total assets                             165,571,736
LIABILITIES
------------------------------------------------------------
---------------------------------------------------
Payable for investments purchased                  728,530
------------------------------------------------------------
---------------------------------------------------
Payable for Fund shares reacquired                 768,818
------------------------------------------------------------
---------------------------------------------------
Accrued expenses and other liabilities             154,860
------------------------------------------------------------
---------------------------------------------------
Dividends payable                                       --
------------------------------------------------------------
---------------------------------------------------
Outstanding options written (premium
received $6,925
and $11,377)                                            --
------------------------------------------------------------
---------------------------------------------------
Withholding taxes payable                              456
------------------------------------------------------------
---------------------------------------------------
Deferred trustees' fees                              6,054
------------------------------------------------------------
---------------------------------------------------
Due to Manager                                      40,374
------------------------------------------------------------
---------------------------------------------------
Forward currency contracts-net amount
  payable
  to counterparties                                     --
------------------------------------------------------------
---------------------------------------------------
      Total liabilities                          1,699,092
NET ASSETS                                    $163,872,644
------------------------------------------------------------
---------------------------------------------------
Net assets were comprised of:
  Shares of beneficial interest, at par       $      9,291
------------------------------------------------------------
---------------------------------------------------
  Paid-in capital in excess of par             120,770,841
------------------------------------------------------------
---------------------------------------------------
                                               120,780,132
  Under (over) distribution of net
  investment
    income                                         365,372
------------------------------------------------------------
---------------------------------------------------
  Accumulated net realized gains
  (losses)                                      11,082,575
------------------------------------------------------------
---------------------------------------------------
  Net unrealized
  appreciation/depreciation                     31,644,565
------------------------------------------------------------
---------------------------------------------------
  Net assets, June 30, 1998                   $163,872,644
------------------------------------------------------------
---------------------------------------------------
Shares of beneficial interest issued
  and outstanding                                9,290,940
------------------------------------------------------------
---------------------------------------------------
  Net asset value, offering price and
     redemption price per share                     $17.64
------------------------------------------------------------
---------------------------------------------------
  *Identified cost of investments.            $132,994,750

------------------------------------------------------------
--------------------
                See Notes to Financial Statements beginning on page 51

          INTERNATIONAL
              EQUITY        INTERNATIONAL       TOTAL RETURN
INTERMEDIATE-TERM       MORTGAGE BACKED
            PORTFOLIO       BOND PORTFOLIO     BOND
PORTFOLIO      BOND PORTFOLIO       SECURITIES PORTFOLIO

          --------------------------------------------------
------------------------------------------------
          $268,940,460       $ 29,225,816       $ 75,802,371
$   112,835,800         $   73,193,848
          --------------------------------------------------
------------------------------------------------
                    --                 --                 --
--                     --
          --------------------------------------------------
------------------------------------------------
                 2,040                 40                 78
641                    575
          --------------------------------------------------
------------------------------------------------

               810,060             98,888                 --
--                     --
          --------------------------------------------------
------------------------------------------------
               256,007             54,039            252,065
586,268                 98,754
          --------------------------------------------------
------------------------------------------------
               284,433                 --          2,429,922
--                     --
          --------------------------------------------------
------------------------------------------------
             1,259,111            688,948            715,897
1,057,825                534,624
          --------------------------------------------------
------------------------------------------------
                 3,307              9,877                727
1,328                  1,165
          --------------------------------------------------
------------------------------------------------
                    --                 --             15,379
44,304                     --
          --------------------------------------------------
------------------------------------------------

                    --                 --              5,455
--                     --
          --------------------------------------------------
------------------------------------------------
           271,555,418         30,077,608         79,221,894
114,526,166             73,828,966

          --------------------------------------------------
------------------------------------------------
             2,625,620                 --         17,038,626
13,067,338                     --
          --------------------------------------------------
------------------------------------------------
             5,545,726             88,825             71,064
108,492                 75,993
          --------------------------------------------------
------------------------------------------------
               107,768             67,571             49,650
80,581                106,923
          --------------------------------------------------
------------------------------------------------
                    --             35,665             77,641
137,441                110,071
          --------------------------------------------------
------------------------------------------------
                    --                 --              7,875
12,938                     --
          --------------------------------------------------
------------------------------------------------
                42,179              3,847                 --
--                     --
          --------------------------------------------------
------------------------------------------------
                 6,054              4,644              6,054
6,054                  6,054
          --------------------------------------------------
------------------------------------------------
               152,937              4,821             22,549
37,093                 12,076
          --------------------------------------------------
------------------------------------------------
                    --                 --                 --
--                     --
           -------------------------------------------------
------------------------------------------------
             8,480,284            205,373         17,273,459
13,449,937                311,117
          $263,075,134        $29,872,235        $61,948,435
$101,076,229            $73,517,849
          --------------------------------------------------
------------------------------------------------

          $     15,745       $      3,305       $      5,792
$         9,672         $        7,017
          --------------------------------------------------
------------------------------------------------
           187,441,403         31,053,187         59,958,180
99,589,052             71,958,125
          --------------------------------------------------
------------------------------------------------
           187,457,148         31,056,492         59,963,972
99,598,724             71,965,142

            (2,061,126 )         (977,844)           337,772
498,408                145,231
          --------------------------------------------------
------------------------------------------------
            10,885,080            222,299          1,291,810
627,400               (790,012)
          --------------------------------------------------
------------------------------------------------
            66,794,032           (428,712)           354,881
351,697              2,197,488
          --------------------------------------------------
------------------------------------------------
          $263,075,134        $29,872,235        $61,948,435
$101,076,229            $73,517,849
          --------------------------------------------------
------------------------------------------------

            15,744,586          3,305,031          5,792,140
9,672,246              7,016,929
          --------------------------------------------------
------------------------------------------------
                $16.71              $9.04             $10.70
$10.45                 $10.48
          --------------------------------------------------
------------------------------------------------
          $202,123,261        $29,643,445        $75,445,863
$112,597,136            $70,996,360

          U.S. GOVERNMENT MONEY
            MARKET PORTFOLIO
          --------------------------------------------------
------------------------------------------------
          $  11,995,674
          --------------------------------------------------
------------------------------------------------
            116,837,000
          --------------------------------------------------
------------------------------------------------
                    846
          --------------------------------------------------
------------------------------------------------
                    --
          --------------------------------------------------
------------------------------------------------
             13,690,968
          --------------------------------------------------
------------------------------------------------
                     --
          --------------------------------------------------
------------------------------------------------
                  92,916
          --------------------------------------------------
------------------------------------------------
                  76,196
          --------------------------------------------------
------------------------------------------------
                      --
          --------------------------------------------------
------------------------------------------------
                      --
          --------------------------------------------------
------------------------------------------------
              142,693,600
          --------------------------------------------------
------------------------------------------------
                       --
          --------------------------------------------------
------------------------------------------------
                35,211,412
          --------------------------------------------------
------------------------------------------------
                     5,951
          --------------------------------------------------
------------------------------------------------
                    98,717
          --------------------------------------------------
------------------------------------------------

                        --
          --------------------------------------------------
------------------------------------------------
                        --
          --------------------------------------------------
------------------------------------------------
                     6,054
          --------------------------------------------------
------------------------------------------------
                    17,932
          --------------------------------------------------
------------------------------------------------
                        --
           -------------------------------------------------
------------------------------------------------
                35,340,066
              $107,353,534
          --------------------------------------------------
------------------------------------------------
             $     107,354
          --------------------------------------------------
------------------------------------------------
               107,246,180
          --------------------------------------------------
------------------------------------------------
               107,353,534
                        --
          --------------------------------------------------
------------------------------------------------
                        --
          --------------------------------------------------
------------------------------------------------
                        --
          --------------------------------------------------
------------------------------------------------
              $107,353,534
          --------------------------------------------------
------------------------------------------------
               107,353,534
          --------------------------------------------------
------------------------------------------------
                     $1.00
          --------------------------------------------------
------------------------------------------------
              $128,832,674

------------------------------------------------------------
--------------------
                See Notes to Financial Statements beginning on page 51
               THE TARGET PORTFOLIO TRUST
               Statements of Operations
               Six Months Ended June 30, 1998 (Unaudited)

                                           LARGE
CAPITALIZATION    LARGE CAPITALIZATION    SMALL
CAPITALIZATION
                                             GROWTH
PORTFOLIO        VALUE PORTFOLIO         GROWTH PORTFOLIO
NET INVESTMENT INCOME
------------------------------------------------------------
---------------------------------------------------
Income
  Interest                                     $    189,958
$     98,875            $    178,766
------------------------------------------------------------
---------------------------------------------------
  Dividends                                         694,095
3,329,252                 193,613
------------------------------------------------------------
---------------------------------------------------
  Less: Foreign withholding taxes                      (816)
(28,617)                 (2,465)
------------------------------------------------------------
---------------------------------------------------
      Total income                                  883,237
3,399,510                 369,914
------------------------------------------------------------
---------------------------------------------------
Expenses
  Management fee                                    812,058
855,622                 526,066
------------------------------------------------------------
---------------------------------------------------
  Custodian's fees and expenses                      46,000
49,000                  49,600
------------------------------------------------------------
---------------------------------------------------
  Transfer agent's fees and expenses                 48,000
50,000                  50,500
------------------------------------------------------------
---------------------------------------------------
  Reports to shareholders                             5,000
12,500                  20,000
------------------------------------------------------------
---------------------------------------------------
  Registration fees                                   1,000
10,500                  11,500
------------------------------------------------------------
---------------------------------------------------
  Audit fee                                           7,000
7,000                   7,000
------------------------------------------------------------
---------------------------------------------------
  Legal fees and expenses                             3,500
3,500                   3,500
------------------------------------------------------------
---------------------------------------------------
  Amortization of organization expenses                  --
--                      --
------------------------------------------------------------
---------------------------------------------------
  Trustees' fees and expenses                         1,200
1,200                   1,200
------------------------------------------------------------
---------------------------------------------------
  Insurance                                           2,000
2,000                   1,300
------------------------------------------------------------
---------------------------------------------------
  Miscellaneous                                       1,436
745                     870
------------------------------------------------------------
---------------------------------------------------
      Total expenses                                927,194
992,067                 671,536
------------------------------------------------------------
---------------------------------------------------
Net investment income (loss)                        (43,957)
2,407,443                (301,622)
------------------------------------------------------------
---------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS AND FOREIGN
CURRENCY TRANSACTIONS
------------------------------------------------------------
---------------------------------------------------
Net realized gain (loss) on:
  Investment transactions                        20,859,222
19,658,557              11,875,562
------------------------------------------------------------
---------------------------------------------------
  Financial futures contracts                            --
--                      --
------------------------------------------------------------
---------------------------------------------------
  Foreign currency transactions                          --
--                      --
------------------------------------------------------------
---------------------------------------------------
Total net realized gain (loss)                   20,859,222
19,658,557              11,875,562
------------------------------------------------------------
---------------------------------------------------
Net change in unrealized
appreciation/depreciation on:
  Investments                                    40,231,073
2,413,504               6,037,494
------------------------------------------------------------
---------------------------------------------------
  Financial futures contracts                            --
--                      --
------------------------------------------------------------
---------------------------------------------------
  Foreign currencies                                     --
--                      --
------------------------------------------------------------
---------------------------------------------------
  Options written                                        --
--                      --
------------------------------------------------------------
---------------------------------------------------
Net change in unrealized
appreciation/depreciation                        40,231,073
2,413,504               6,037,494
------------------------------------------------------------
---------------------------------------------------
Net gain (loss)                                  61,090,295
22,072,061              17,913,056
------------------------------------------------------------
---------------------------------------------------
NET INCREASE (DECREASE) IN NET
ASSETS RESULTING FROM OPERATIONS               $ 61,046,338
$ 24,479,504            $ 17,611,434
------------------------------------------------------------
---------------------------------------------------
                                          SMALL
CAPITALIZATION
                                            VALUE PORTFOLIO
NET INVESTMENT INCOME
------------------------------------------------------------
---------------------------------------------------
Income
  Interest                                    $    189,849
------------------------------------------------------------
---------------------------------------------------
  Dividends                                        823,482
------------------------------------------------------------
---------------------------------------------------
  Less: Foreign withholding taxes                     (923)
------------------------------------------------------------
---------------------------------------------------
      Total income                               1,012,408
------------------------------------------------------------
---------------------------------------------------
Expenses
  Management fee                                   505,260
------------------------------------------------------------
---------------------------------------------------
  Custodian's fees and expenses                     49,000
------------------------------------------------------------
---------------------------------------------------
  Transfer agent's fees and expenses                49,000
------------------------------------------------------------
---------------------------------------------------
  Reports to shareholders                           16,000
------------------------------------------------------------
---------------------------------------------------
  Registration fees                                 14,000
------------------------------------------------------------
---------------------------------------------------
  Audit fee                                          7,000
------------------------------------------------------------
---------------------------------------------------
  Legal fees and expenses                            3,500
------------------------------------------------------------
---------------------------------------------------
  Amortization of organization expenses                 --
------------------------------------------------------------
---------------------------------------------------
  Trustees' fees and expenses                        1,200
------------------------------------------------------------
---------------------------------------------------
  Insurance                                          1,000
------------------------------------------------------------
---------------------------------------------------
  Miscellaneous                                      1,076
------------------------------------------------------------
---------------------------------------------------
      Total expenses                               647,036
------------------------------------------------------------
---------------------------------------------------
Net investment income (loss)                       365,372
------------------------------------------------------------
---------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS AND FOREIGN
CURRENCY TRANSACTIONS
------------------------------------------------------------
---------------------------------------------------
Net realized gain (loss) on:
  Investment transactions                       11,111,681
------------------------------------------------------------
---------------------------------------------------
  Financial futures contracts                           --
------------------------------------------------------------
---------------------------------------------------
  Foreign currency transactions                         --
------------------------------------------------------------
---------------------------------------------------
Total net realized gain (loss)                  11,111,681
------------------------------------------------------------
---------------------------------------------------
Net change in unrealized
appreciation/depreciation on:
  Investments                                   (8,211,313)
------------------------------------------------------------
---------------------------------------------------
  Financial futures contracts                           --
------------------------------------------------------------
---------------------------------------------------
  Foreign currencies                                    --
------------------------------------------------------------
---------------------------------------------------
  Options written                                       --
------------------------------------------------------------
---------------------------------------------------
Net change in unrealized
appreciation/depreciation                       (8,211,313)
------------------------------------------------------------
---------------------------------------------------
Net gain (loss)                                  2,900,368
------------------------------------------------------------
---------------------------------------------------
NET INCREASE (DECREASE) IN NET
ASSETS RESULTING FROM OPERATIONS              $  3,265,740
------------------------------------------------------------
---------------------------------------------------

------------------------------------------------------------
--------------------
                See Notes to Financial Statements beginning on page 51

         INTERNATIONAL
             EQUITY        INTERNATIONAL       TOTAL RETURN
INTERMEDIATE-TERM       MORTGAGE BACKED
           PORTFOLIO       BOND PORTFOLIO     BOND PORTFOLIO
BOND PORTFOLIO       SECURITIES PORTFOLIO
          --------------------------------------------------
-----------------------------------------------
          $   223,561       $    761,786        $1,835,576
$ 3,110,442             $2,513,357
          --------------------------------------------------
-----------------------------------------------
            4,345,139                 --                --
--                     --
          --------------------------------------------------
-----------------------------------------------
             (519,031)            (3,464)               --
--                     --
          --------------------------------------------------
-----------------------------------------------
            4,049,669            758,322         1,835,576
3,110,442              2,513,357
          --------------------------------------------------
-----------------------------------------------
              883,512             76,396           129,892
218,849                162,715
          --------------------------------------------------
-----------------------------------------------
              147,000             56,000            50,000
49,000                 35,000
          --------------------------------------------------
-----------------------------------------------
               49,000             18,000            20,300
22,000                 24,000
          --------------------------------------------------
-----------------------------------------------
                5,000             16,000             7,600
14,000                 10,000
          --------------------------------------------------
-----------------------------------------------
               20,000             15,000            12,700
14,000                  8,800
          --------------------------------------------------
-----------------------------------------------
               10,000              7,000             7,000
7,000                  7,000
          --------------------------------------------------
-----------------------------------------------
                3,500             12,000             3,500
3,500                  3,500
          --------------------------------------------------
-----------------------------------------------
                   --              5,313                --
--                     --
          --------------------------------------------------
-----------------------------------------------
                1,200              1,200             1,200
1,200                  1,200
          --------------------------------------------------
-----------------------------------------------
                1,500                500               300
600                    400
          --------------------------------------------------
-----------------------------------------------
                3,528              1,101             3,187
1,315                  1,181
          --------------------------------------------------
-----------------------------------------------
            1,124,240            208,510           235,679
331,464                253,796
          --------------------------------------------------
-----------------------------------------------
            2,925,429            549,812         1,599,897
2,778,978              2,259,561
          --------------------------------------------------
-----------------------------------------------

          --------------------------------------------------
-----------------------------------------------
           14,048,920           (383,939)          756,085
335,673                314,985
          --------------------------------------------------
-----------------------------------------------
                   --                 --           426,658
432,486                (21,342)
          --------------------------------------------------
-----------------------------------------------
           (4,906,872)           110,642           (18,421)
165,618                     --
          --------------------------------------------------
-----------------------------------------------
            9,142,048           (273,297)        1,164,322
933,777                293,643
          --------------------------------------------------
-----------------------------------------------
           31,301,779            148,534          (528,841)
(533,121)              (215,976)
          --------------------------------------------------
-----------------------------------------------
                   --                 --           (17,547)
(21,781)                    --
          --------------------------------------------------
-----------------------------------------------
                4,308           (136,299)          (26,016)
(95,250)                    --
          --------------------------------------------------
-----------------------------------------------
                   --                 --              (950)
(1,561)                    --
          --------------------------------------------------
-----------------------------------------------
           31,306,087             12,235          (573,354)
(651,713)              (215,976)
          --------------------------------------------------
-----------------------------------------------
           40,448,135           (261,062)          590,968
282,064                 77,667
          --------------------------------------------------
-----------------------------------------------


          $43,373,564       $    288,750        $2,190,865
$ 3,061,042             $2,337,228
          --------------------------------------------------
-----------------------------------------------
         U.S. GOVERNMENT MONEY
            MARKET PORTFOLIO
          --------------------------------------------------
-----------------------------------------------
         $ 1,888,449
          --------------------------------------------------
-----------------------------------------------
                  --
          --------------------------------------------------
-----------------------------------------------
                  --
          --------------------------------------------------
-----------------------------------------------
           1,888,449
          --------------------------------------------------
-----------------------------------------------
              85,712
          --------------------------------------------------
-----------------------------------------------
              31,100
          --------------------------------------------------
-----------------------------------------------
               6,900
          --------------------------------------------------
-----------------------------------------------
               5,000
          --------------------------------------------------
-----------------------------------------------
              49,000
          --------------------------------------------------
-----------------------------------------------
               2,500
          --------------------------------------------------
-----------------------------------------------
               3,500
          --------------------------------------------------
-----------------------------------------------
                  --
          --------------------------------------------------
-----------------------------------------------
               1,200
          --------------------------------------------------
-----------------------------------------------
                 400
          --------------------------------------------------
-----------------------------------------------
               1,666
          --------------------------------------------------
-----------------------------------------------
             186,978
          --------------------------------------------------
-----------------------------------------------
           1,701,471
          --------------------------------------------------
-----------------------------------------------
          --------------------------------------------------
-----------------------------------------------
                  --
          --------------------------------------------------
-----------------------------------------------
                  --
          --------------------------------------------------
-----------------------------------------------
                  --
          --------------------------------------------------
-----------------------------------------------
                  --
          --------------------------------------------------
-----------------------------------------------
                  --
          --------------------------------------------------
-----------------------------------------------
                  --
          --------------------------------------------------
-----------------------------------------------
                  --
          --------------------------------------------------
-----------------------------------------------
                  --
          --------------------------------------------------
-----------------------------------------------
                  --
          --------------------------------------------------
-----------------------------------------------
                  --
          --------------------------------------------------
-----------------------------------------------
         $ 1,701,471
          --------------------------------------------------
-----------------------------------------------

------------------------------------------------------------
--------------------
                See Notes to Financial Statements beginning on page 51

               THE TARGET PORTFOLIO TRUST
               Statements of Changes in Net Assets
(Unaudited)

SMALL

CAPITALIZATION
                                       LARGE CAPITALIZATION
LARGE CAPITALIZATION               GROWTH
                                         GROWTH PORTFOLIO
VALUE PORTFOLIO                PORTFOLIO
                                   -------------------------
---        ----------------------------        ------------
                                    Six Months
Six Months                          Six Months
                                      Ended         Year
Ended            Ended         Year Ended            Ended
                                     June 30,      December
31,          June 30,      December 31,          June 30,
                                       1998            1997
1998            1997                1998

INCREASE (DECREASE)
IN NET ASSETS
------------------------------------------------------------
-----------------------------------------------------------
Operations
 Net investment income (loss)      $    (43,957)   $
(12,653)       $  2,407,443    $  4,815,417        $
(301,622)
------------------------------------------------------------
-----------------------------------------------------------
 Net realized gain (loss) on
   investment and foreign
   currency transactions             20,859,222
24,436,720          19,658,557      25,006,548
11,875,562
------------------------------------------------------------
-----------------------------------------------------------
 Net change in unrealized
   appreciation/
   depreciation of investments       40,231,073
20,104,947           2,413,504      35,519,278
6,037,494
------------------------------------------------------------
-----------------------------------------------------------
 Net increase (decrease) in net
   assets
   resulting from operations         61,046,338
44,529,014          24,479,504      65,341,243
17,611,434
------------------------------------------------------------
-----------------------------------------------------------
Dividends and Distributions
 Dividends from net investment
   income                                    --
(46,217)           (499,686)     (4,345,386)
--
------------------------------------------------------------
-----------------------------------------------------------
 Dividends in excess of net
   investment
   income                                    --
(60,960)                 --              --
--
------------------------------------------------------------
-----------------------------------------------------------
 Distributions from net
   realized gains                            --
(31,971,788)         (5,879,644)    (24,366,069)
(3,988,224)
------------------------------------------------------------
-----------------------------------------------------------
 Tax return of capital
   distributions                             --
--                  --              --                  --
------------------------------------------------------------
-----------------------------------------------------------
Total distributions                          --
(32,078,965)         (6,379,330)    (28,711,455)
(3,988,224)
------------------------------------------------------------
-----------------------------------------------------------
Fund share transactions(a)
 Net proceeds from shares sold       29,494,741
47,455,937          32,871,090      54,334,008
24,032,668
------------------------------------------------------------
-----------------------------------------------------------
 Net asset value of shares
   issued to shareholders in
   reinvestment of dividends and
   distributions                             --
31,377,043           6,249,888      28,089,014
3,911,743
------------------------------------------------------------
-----------------------------------------------------------
 Cost of shares reacquired          (38,037,358)
(68,170,878)        (39,515,462)    (71,665,460)
(28,637,508)
------------------------------------------------------------
-----------------------------------------------------------
 Net increase/(decrease) in net
   assets from Fund share
   transactions                      (8,542,617)
10,662,102            (394,484)     10,757,562
(693,097)
------------------------------------------------------------
-----------------------------------------------------------
      Total increase (decrease)      52,503,721
23,112,151          17,705,690      47,387,350
12,930,113

NET ASSETS
------------------------------------------------------------
-----------------------------------------------------------
Beginning of period                 243,894,580
220,782,429         275,093,199     227,705,849
165,898,136
------------------------------------------------------------
-----------------------------------------------------------
End of period(b)                   $296,398,301
$243,894,580        $292,798,889    $275,093,199
$178,828,249
------------------------------------------------------------
-----------------------------------------------------------
(a) Fund share transactions are at $1 per share for the U.S.
Government Money
Market Portfolio.
(b) Includes undistributed net
    investment income (loss) of    $    (43,957)
--        $  2,377,788    $    470,031        $   (301,622)
------------------------------------------------------------
-----------------------------------------------------------


SMALL CAPITALIZATION

VALUE PORTFOLIO
                                                      ------
----------------------
                                                       Six
Months
                                   Year Ended
Ended         Year Ended
                                  December 31,          June
30,      December 31,
                                      1997
1998            1997
INCREASE (DECREASE)
IN NET ASSETS
------------------------------------------------------------
-----------------------------------------------------------
Operations
 Net investment income (loss)     $   (556,708)       $
365,372    $    655,639
------------------------------------------------------------
-----------------------------------------------------------
 Net realized gain (loss) on
   investment and foreign
   currency transactions            24,119,898
11,111,681      17,387,992
------------------------------------------------------------
-----------------------------------------------------------
 Net change in unrealized
   appreciation/
   depreciation of investments       5,445,586
(8,211,313)     18,899,607
------------------------------------------------------------
-----------------------------------------------------------
 Net increase (decrease) in net
   assets
   resulting from operations        29,008,776
3,265,740      36,943,238
------------------------------------------------------------
-----------------------------------------------------------
Dividends and Distributions
 Dividends from net investment
   income                                   --
--        (664,037)
------------------------------------------------------------
-----------------------------------------------------------
 Dividends in excess of net
   investment
   income                                   --
--         (94,907)
------------------------------------------------------------
-----------------------------------------------------------
 Distributions from net
   realized gains                  (21,977,874)
(2,216,932)    (17,432,911)
------------------------------------------------------------
-----------------------------------------------------------
 Tax return of capital
   distributions                            --
--              --
------------------------------------------------------------
-----------------------------------------------------------
Total distributions                (21,977,874)
(2,216,932)    (18,191,855)
------------------------------------------------------------
-----------------------------------------------------------
Fund share transactions(a)
 Net proceeds from shares sold      38,578,759
31,133,842      44,917,116
------------------------------------------------------------
-----------------------------------------------------------
 Net asset value of shares
   issued to shareholders in
   reinvestment of dividends and
   distributions                    21,564,493
2,157,018      17,747,752
------------------------------------------------------------
-----------------------------------------------------------
 Cost of shares reacquired         (48,745,293)
(33,881,193)    (44,673,985)
------------------------------------------------------------
-----------------------------------------------------------
 Net increase/(decrease) in net
   assets from Fund share
   transactions                     11,397,959
(590,333)     17,990,883
------------------------------------------------------------
-----------------------------------------------------------
      Total increase (decrease)     18,428,861
458,475      36,742,266
NET ASSETS
------------------------------------------------------------
-----------------------------------------------------------
Beginning of period                147,469,275
163,414,169     126,671,903
------------------------------------------------------------
-----------------------------------------------------------
End of period(b)                  $165,898,136
$163,872,644    $163,414,169
------------------------------------------------------------
-----------------------------------------------------------
(a) Fund share transactions are
Market Portfolio.
(b) Includes undistributed net
    investment income (loss) of   $   (556,708)       $
365,372              --
------------------------------------------------------------
-----------------------------------------------------------

------------------------------------------------------------
--------------------
                See Notes to Financial Statements beginning on page 51

            INTERNATIONAL                    INTERNATIONAL
                EQUITY                           BOND
TOTAL RETURN                  INTERMEDIATE-TERM
              PORTFOLIO                        PORTFOLIO
BOND PORTFOLIO                  BOND PORTFOLIO
     ----------------------------     ----------------------
-----     ---------------------------     ------------------
---------
      Six Months                       Six Months
Six Months                      Six Months
        Ended        Year Ended          Ended        Year
Ended         Ended        Year Ended         Ended
Year Ended
       June 30,     December 31,        June 30,
December 31,       June 30,     December 31,       June 30,
December 31,
         1998           1997              1998
1997             1998           1997             1998
1997

     -------------------------------------------------------
------------------------------------------------------------
---------
     $  2,925,429   $   2,820,604     $    549,812   $
1,560,613      $  1,599,897   $ 2,668,018      $  2,778,978
$  5,389,243
     -------------------------------------------------------
------------------------------------------------------------
---------
        9,142,048      25,216,162         (273,297)
(2,969,114 )       1,164,322       995,324           933,777
1,604,324
     -------------------------------------------------------
------------------------------------------------------------
---------
       31,306,087      (1,064,582)          12,235
(880,530 )        (573,354)      580,802          (651,713)
772,378
     -------------------------------------------------------
------------------------------------------------------------
---------
       43,373,564      26,972,184          288,750
(2,289,031 )       2,190,865     4,244,144         3,061,042
7,765,945
     -------------------------------------------------------
------------------------------------------------------------
---------
         (396,509)     (2,820,604)        (549,812)
--        (1,467,270)   (2,523,654 )      (2,664,834)
(5,281,003)
     -------------------------------------------------------
------------------------------------------------------------
---------
               --      (3,343,171)        (166,648)
(227,344 )              --            --                --
--
     -------------------------------------------------------
------------------------------------------------------------
---------
       (3,092,912)    (25,343,801)              --
(14,562 )         (50,039)     (465,731 )         (92,870)
(1,471,335)
     -------------------------------------------------------
------------------------------------------------------------
---------
               --              --               --
(1,320,129 )              --            --                --
--
     -------------------------------------------------------
------------------------------------------------------------
---------
       (3,489,421)    (31,507,576)        (716,460)
(1,562,035 )      (1,517,309)   (2,989,385 )
(2,757,704)    (6,752,338)
     -------------------------------------------------------
------------------------------------------------------------
---------
      188,912,125     355,674,205        5,129,857
10,444,049        17,935,209    14,859,623        28,405,578
29,443,555
     -------------------------------------------------------
------------------------------------------------------------
---------
        3,426,436      30,918,137          665,281
1,488,888         1,398,819     2,845,116         2,510,074
6,439,182
     -------------------------------------------------------
------------------------------------------------------------
---------
     (206,998,468)   (384,768,978)      (6,683,788)
(18,672,976 )      (8,469,931)  (17,766,511 )
(25,213,539)   (42,217,583)
     -------------------------------------------------------
------------------------------------------------------------
---------
      (14,659,907)      1,823,364         (888,650)
(6,740,039 )      10,864,097       (61,772 )       5,702,113
(6,334,846)
     -------------------------------------------------------
------------------------------------------------------------
---------
       25,224,236      (2,712,028)      (1,316,360)
(10,591,105 )      11,537,653     1,192,987
6,005,451     (5,321,239)
     -------------------------------------------------------
------------------------------------------------------------
---------
      237,850,898     240,562,926       31,188,595
41,779,700        50,410,782    49,217,795        95,070,778
100,392,017
     -------------------------------------------------------
------------------------------------------------------------
---------
     $263,075,134   $ 237,850,898     $ 29,872,235
$31,188,595      $ 61,948,435   $50,410,782
$101,076,229   $ 95,070,778
     -------------------------------------------------------
------------------------------------------------------------
---------

     $ (2,061,126)  $     316,826     $   (977,844)  $
(314,807 )    $    337,772   $   223,566      $    498,408
$    218,646
     -------------------------------------------------------
------------------------------------------------------------
---------

                                          U.S. GOVERNMENT
        MORTGAGE BACKED                        MONEY
     SECURITIES PORTFOLIO                MARKET PORTFOLIO
  ---------------------------   ----------------------------
-------
    Six Months                     Six Months
      Ended        Year Ended         Ended            Year
Ended
     June 30,     December 31,      June 30,
December 31,
      1998           1997            1998
1997
     -------------------------------------------------------
------------------------------------------------------------
---------
    $  2,259,561   $ 4,459,335    $     1,701,471     $
1,850,349
     -------------------------------------------------------
------------------------------------------------------------
---------

         293,643       197,457                 --
(469)
     -------------------------------------------------------
------------------------------------------------------------
---------

        (215,976)    1,432,889                 --
--
     -------------------------------------------------------
------------------------------------------------------------
---------

       2,337,228     6,089,681          1,701,471
1,849,880
     -------------------------------------------------------
------------------------------------------------------------
---------
      (2,171,672)   (4,425,133 )       (1,701,471)
(1,849,880)
     -------------------------------------------------------
------------------------------------------------------------
---------

              --            --                 --
--
     -------------------------------------------------------
------------------------------------------------------------
---------

              --            --                 --
--
     -------------------------------------------------------
------------------------------------------------------------
---------
              --            --                 --
--
     -------------------------------------------------------
------------------------------------------------------------
---------
      (2,171,672)   (4,425,133 )       (1,701,471)
(1,849,880)
     -------------------------------------------------------
------------------------------------------------------------
---------
       8,993,286    13,448,142      1,218,460,166
1,070,854,061
     -------------------------------------------------------
------------------------------------------------------------
---------

       1,720,563     3,643,014          1,270,662
1,601,795
     -------------------------------------------------------
------------------------------------------------------------
---------
      (8,957,063)  (21,027,273 )   (1,154,702,826)
(1,057,527,680)
     -------------------------------------------------------
------------------------------------------------------------
---------

       1,756,786    (3,936,117 )       65,028,002
14,928,176
     -------------------------------------------------------
------------------------------------------------------------
---------
       1,922,342    (2,271,569 )       65,028,002
14,928,176
     -------------------------------------------------------
------------------------------------------------------------
---------
      71,595,507    73,867,076         42,325,532
27,397,356
     -------------------------------------------------------
------------------------------------------------------------
---------
    $ 73,517,849   $71,595,507    $   107,353,534     $
42,325,532
     -------------------------------------------------------
------------------------------------------------------------
---------
     $    145,231   $    57,342                 --
--
     -------------------------------------------------------
------------------------------------------------------------
---------

------------------------------------------------------------
--------------------
                See Notes to Financial Statements beginning on page 51

               THE TARGET PORTFOLIO TRUST
               Financial Highlights (Unaudited)

LARGE CAPITALIZATION

GROWTH PORTFOLIO
                                                    --------
--------------------------------------------------------
                                                    Six
Months
                                                      Ended
Year Ended December 31,
                                                     June
30,           --------------------------------------------
                                                       1998
1997              1996            1995(e)

PER SHARE OPERATING
PERFORMANCE:
------------------------------------------------------------
--------------------------------------------------------
Net asset value, beginning of period
$13.58             $12.97            $12.13
$9.74
------------------------------------------------------------
--------------------------------------------------------
Income from investment operations
Net investment income (loss)                               -
-                 --(f)            .02               .10
------------------------------------------------------------
--------------------------------------------------------
Net realized and unrealized gains (losses)
 on
 investment transactions
3.47               2.61              2.33              2.41
------------------------------------------------------------
--------------------------------------------------------
      Total from investment
        operations
3.47               2.61              2.35              2.51
------------------------------------------------------------
--------------------------------------------------------
Less distributions
Dividends from net investment income                       -
-               (.01)             (.02)             (.10)
------------------------------------------------------------
--------------------------------------------------------
Distributions in excess of net
 investment income                                         -
-                 --                --              (.01)
------------------------------------------------------------
--------------------------------------------------------
Distributions from net realized gains                      -
-              (1.99)            (1.49)             (.01)
------------------------------------------------------------
--------------------------------------------------------
      Total distributions                                  -
-              (2.00)            (1.51)             (.12)
------------------------------------------------------------
--------------------------------------------------------
Net asset value, end of period
$17.05             $13.58            $12.97
$12.13
------------------------------------------------------------
--------------------------------------------------------

TOTAL RETURN(d)
25.55%             20.77%            21.09%
25.76%
------------------------------------------------------------
--------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA:
------------------------------------------------------------
--------------------------------------------------------
Net assets, end of period (000)
$296,398           $243,895          $220,782
$180,077
------------------------------------------------------------
--------------------------------------------------------
Average net assets (000)
$272,929           $242,233          $202,736
$162,982
------------------------------------------------------------
--------------------------------------------------------
Ratios to average net assets
 Expenses
 .69%(b)            .73%              .82%              .78%
------------------------------------------------------------
--------------------------------------------------------
 Net investment income (loss)
(.03)%(b)          (.01)%             .19%              .88%
------------------------------------------------------------
--------------------------------------------------------
Portfolio turnover rate
26%                82%               65%              154%
------------------------------------------------------------
--------------------------------------------------------



January 5,

1993(a)

Through

December 31,
                                             1994(e)
1993(e)
PER SHARE OPERATING
PERFORMANCE:
------------------------------------------------------------
--------------------------------------------------------
Net asset value, beginning of period            $9.91
$10.00
------------------------------------------------------------
--------------------------------------------------------
Income from investment operations
Net investment income (loss)                      .10
 .07(c)
------------------------------------------------------------
--------------------------------------------------------
Net realized and unrealized gains (losses)
 on
 investment transactions                         (.16)
(.12)
------------------------------------------------------------
--------------------------------------------------------
      Total from investment
        operations                               (.06)
(.05)
------------------------------------------------------------
--------------------------------------------------------
Less distributions
Dividends from net investment income             (.10)
(.04)
------------------------------------------------------------
--------------------------------------------------------
Distributions in excess of net
 investment income                               (.01)
--
------------------------------------------------------------
--------------------------------------------------------
Distributions from net realized gains              --
--
------------------------------------------------------------
--------------------------------------------------------
      Total distributions                        (.11)
(.04)
------------------------------------------------------------
--------------------------------------------------------
Net asset value, end of period                  $9.74
$9.91
------------------------------------------------------------
--------------------------------------------------------
TOTAL RETURN(d)                                  (.68)%
(.46)%
------------------------------------------------------------
--------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA:
------------------------------------------------------------
--------------------------------------------------------
Net assets, end of period (000)              $142,072
$98,089
------------------------------------------------------------
--------------------------------------------------------
Average net assets (000)                     $129,687
$48,033
------------------------------------------------------------
--------------------------------------------------------
Ratios to average net assets
 Expenses                                         .81%
1.05%(b)(c)
------------------------------------------------------------
--------------------------------------------------------
 Net investment income (loss)                    1.08%
 .84%(b)(c)
------------------------------------------------------------
--------------------------------------------------------
Portfolio turnover rate                            24%
4%
------------------------------------------------------------
--------------------------------------------------------

(a) Commencement of investment operations.
(b) Annualized.
(c) Net of expense subsidies.
(d) Total return is calculated assuming a purchase of shares on the first day
and a sale on the last day of each period reported and
includes reinvestment of
dividends and distributions.
 Total return for periods of less than a full year are not
annualized.
(e) Calculated based upon average shares outstanding during
the period.
(f) Less than $.005 per share.
------------------------------------------------------------
--------------------
                See Notes to Financial Statements beginning on page 51

SMALL CAPITALIZATION
                                      LARGE CAPITALIZATION
GROWTH
                                         VALUE PORTFOLIO
PORTFOLIO
         ---------------------------------------------------
----------------------------     ---------------------------
---------

January 5,
         Six Months
1993(a)        Six Months      Year Ended December
           Ended                    Year Ended December 31,
Through          Ended                 31,
          June 30,      ------------------------------------
-----------     December 31,      June 30,      ------------
---------
            1998          1997       1996(e)      1995(e)
1994(e)        1993(e)           1998          1997
1996

          --------------------------------------------------
------------------------------------------------------------
---------
            $16.21        $13.97       $12.57       $10.02
$10.11         $10.00          $15.57        $14.93
$14.15
          --------------------------------------------------
------------------------------------------------------------
---------
               .14           .31          .31          .33
 .26            .21(c)         (.03)         (.05)
(.02)
          --------------------------------------------------
------------------------------------------------------------
---------
              1.33          3.77         2.07         2.89
(.04)           .02            1.72          3.02
2.63
          --------------------------------------------------
------------------------------------------------------------
---------
              1.47          4.08         2.38         3.22
 .22            .23            1.69          2.97
2.61
          --------------------------------------------------
------------------------------------------------------------
---------
              (.03)         (.28)        (.31)        (.30)
(.25)          (.11)             --            --
--
          --------------------------------------------------
------------------------------------------------------------
---------
                --            --         (.03)          --
--             --              --            --           --
          --------------------------------------------------
------------------------------------------------------------
---------
              (.35)        (1.56)        (.64)        (.37)
(.06)          (.01)           (.38)        (2.33)
(1.83)
          --------------------------------------------------
------------------------------------------------------------
---------
              (.38)        (1.84)        (.98)        (.67)
(.31)          (.12)           (.38)        (2.33)
(1.83)
          --------------------------------------------------
------------------------------------------------------------
---------
            $17.30        $16.21       $13.97       $12.57
$10.02         $10.11          $16.88        $15.57
$14.93
          --------------------------------------------------
------------------------------------------------------------
---------

             9.01%        29.80%       19.17%       32.08%
2.18%          2.29%         20.18%        20.85%
18.88%
          --------------------------------------------------
------------------------------------------------------------
---------

          --------------------------------------------------
------------------------------------------------------------
---------
          $292,799      $275,093     $227,706     $187,596
$142,219        $96,074        $178,828      $165,898
$147,469
          --------------------------------------------------
------------------------------------------------------------
---------
          $289,093      $253,579     $208,898     $163,124
$128,865        $46,623        $176,809      $156,570
$141,496
          --------------------------------------------------
------------------------------------------------------------
---------

               .69%(b)       .72%         .77%         .76%
 .81%          1.05%(b)(c)       .77%         .79%
 .89%
          --------------------------------------------------
------------------------------------------------------------
---------
              1.68%(b)      1.90%        2.33%        2.83%
2.66%          2.12%(b)(c)      (.34)%       (.36)%
(.32)%
          --------------------------------------------------
------------------------------------------------------------
---------
                15%           21%          22%          59%
6%             3%             30%          106%         108%
          --------------------------------------------------
------------------------------------------------------------
---------
                                     January 5,
                                      1993(a)
                                      Through
                                    December 31,
           1995(e)      1994(e)       1993(e)
          --------------------------------------------------
------------------------------------------------------------
---------
            $11.59      $11.86         $10.00
          --------------------------------------------------
------------------------------------------------------------
---------
               .02         .01          .01(c)
          --------------------------------------------------
------------------------------------------------------------
---------
              2.84        (.27)          1.86
          --------------------------------------------------
------------------------------------------------------------
---------
              2.86        (.26)          1.87
          --------------------------------------------------
------------------------------------------------------------
---------
              (.02)       (.01)          (.01)
          --------------------------------------------------
------------------------------------------------------------
---------
                --          --             --
          --------------------------------------------------
------------------------------------------------------------
---------
              (.28)         --             --
          --------------------------------------------------
------------------------------------------------------------
---------
              (.30)       (.01)          (.01)
          --------------------------------------------------
------------------------------------------------------------
---------
            $14.15      $11.59         $11.86
          --------------------------------------------------
------------------------------------------------------------
---------
             24.62%      (2.19)%        18.66%
          --------------------------------------------------
------------------------------------------------------------
---------
          --------------------------------------------------
------------------------------------------------------------
---------
          $121,533     $96,462        $63,917
          --------------------------------------------------
------------------------------------------------------------
---------
          $107,649     $87,403        $29,313
          --------------------------------------------------
------------------------------------------------------------
---------
               .85%        .93%          1.05%(b)(c)
          --------------------------------------------------
------------------------------------------------------------
---------
               .12%        .10%           .11%(b)(c)
          --------------------------------------------------
------------------------------------------------------------
---------
               120%         97%            72%
          --------------------------------------------------
------------------------------------------------------------
---------

------------------------------------------------------------
--------------------
                See Notes to Financial Statements beginning on page 51

               THE TARGET PORTFOLIO TRUST
               Financial Highlights
               (Unaudited)

SMALL CAPITALIZATION

VALUE

PORTFOLIO(e)
                                                    --------
--------------------------------------------------------
                                                    Six
Months
                                                       Ended
Year Ended December 31,
                                                     June
30,            -------------------------------------------
                                                       1998
1997              1996             1995

PER SHARE OPERATING
PERFORMANCE:
------------------------------------------------------------
--------------------------------------------------------
Net asset value, beginning of period
$17.50             $15.22            $13.07           $11.07
------------------------------------------------------------
--------------------------------------------------------
Income from investment operations
Net investment income (loss)
 .04                .08               .11              .14
------------------------------------------------------------
--------------------------------------------------------
Net realized and unrealized gains (losses)
 on
 investment transactions
 .34               4.37              2.71             2.00
------------------------------------------------------------
--------------------------------------------------------
      Total from investment
      operations
 .38               4.45              2.82             2.14
------------------------------------------------------------
--------------------------------------------------------
Less distributions
Dividends from net investment income
--               (.08)             (.11)            (.14)
------------------------------------------------------------
--------------------------------------------------------
Distributions in excess of net
 investment income
--               (.01)               --               --
------------------------------------------------------------
--------------------------------------------------------
Distributions from net realized gains
(.24)             (2.08)             (.56)              --
------------------------------------------------------------
--------------------------------------------------------
Distributions in excess of net realized
 gains
--                 --                --               --
------------------------------------------------------------
--------------------------------------------------------
Tax return of capital distributions
--                 --                --               --
------------------------------------------------------------
--------------------------------------------------------
      Total distributions
(.24)             (2.17)             (.67)            (.14)
------------------------------------------------------------
--------------------------------------------------------
Net asset value, end of period
$17.64             $17.50            $15.22           $13.07
------------------------------------------------------------
--------------------------------------------------------

TOTAL RETURN(d)
2.06%             29.98%             21.75%           19.21%
------------------------------------------------------------
--------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA:
------------------------------------------------------------
--------------------------------------------------------
Net assets, end of period (000)
$163,873           $163,414          $126,672
$97,594
------------------------------------------------------------
--------------------------------------------------------
Average net assets (000)
$169,816           $144,160          $110,564
$88,085
------------------------------------------------------------
--------------------------------------------------------
Ratios to average net assets
 Expenses
 .77%(b)            .81%              .92%            1.00%
------------------------------------------------------------
--------------------------------------------------------
 Net investment income (loss)
 .43%(b)            .45%              .77%            1.14%
------------------------------------------------------------
--------------------------------------------------------
Portfolio turnover rate
18%                36%               60%             110%
------------------------------------------------------------
--------------------------------------------------------



January 5,

1993(a)

Through

December 31,
                                              1994
1993
PER SHARE OPERATING
PERFORMANCE:
------------------------------------------------------------
--------------------------------------------------------
Net asset value, beginning of period          $12.72
$10.00
------------------------------------------------------------
--------------------------------------------------------
Income from investment operations
Net investment income (loss)                     .11
(.01)(c)
------------------------------------------------------------
--------------------------------------------------------
Net realized and unrealized gains (losses)
 on
 investment transactions                       (1.49)
3.19
------------------------------------------------------------
--------------------------------------------------------
      Total from investment
      operations                               (1.38)
3.18
------------------------------------------------------------
--------------------------------------------------------
Less distributions
Dividends from net investment income              --
--
------------------------------------------------------------
--------------------------------------------------------
Distributions in excess of net
 investment income                                --
--
------------------------------------------------------------
--------------------------------------------------------
Distributions from net realized gains           (.27)
(.46)
------------------------------------------------------------
--------------------------------------------------------
Distributions in excess of net realized
 gains                                            --
--
------------------------------------------------------------
--------------------------------------------------------
Tax return of capital distributions               --
--
------------------------------------------------------------
--------------------------------------------------------
      Total distributions                       (.27)
(.46)
------------------------------------------------------------
--------------------------------------------------------
Net asset value, end of period                $11.07
$12.72
------------------------------------------------------------
--------------------------------------------------------
TOTAL RETURN(d)                               (11.03)%
31.86%
------------------------------------------------------------
--------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA:
------------------------------------------------------------
--------------------------------------------------------
Net assets, end of period (000)              $84,163
$64,430
------------------------------------------------------------
--------------------------------------------------------
Average net assets (000)                     $83,891
$29,039
------------------------------------------------------------
--------------------------------------------------------
Ratios to average net assets
 Expenses                                        .93%
1.05%(b)(c)
------------------------------------------------------------
--------------------------------------------------------
 Net investment income (loss)                    .88%
(.11)%(b)(c)
------------------------------------------------------------
--------------------------------------------------------
Portfolio turnover rate                           97%
112%
------------------------------------------------------------
--------------------------------------------------------

(a) Commencement of investment operations.
(b) Annualized.
(c) Net of expense subsidies.
(d) Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions.
 Total return for periods of less than a full year are not annualized.
(e) Calculated based upon average shares outstanding during the period.
(f) Less than $.005 per share.

------------------------------------------------------------
--------------------
                See Notes to Financial Statements beginning on page 51

INTERNATIONAL
                                           INTERNATIONAL
BOND
                                         EQUITY PORTFOLIO
PORTFOLIO
          --------------------------------------------------
-----------------------------     --------------------------
--------

January 5,
          Six Months
1993(a)        Six Months     Year Ended December
            Ended                    Year Ended December 31,
Through          Ended                31,
           June 30,      -----------------------------------
------------     December 31,      June 30,      -----------
--------
             1998          1997         1996       1995(e)
1994(e)        1993(e)           1998         1997
1996

           -------------------------------------------------
------------------------------------------------------------
--------
             $14.27        $14.82       $13.64       $11.95
$13.09         $10.00           $9.17       $10.17
$10.19
           -------------------------------------------------
------------------------------------------------------------
--------
                .19           .21          .25          .17
 .06            .07             .16          .42         .51
           -------------------------------------------------
------------------------------------------------------------
--------
               2.48          1.32         1.79         1.67
(.01)          3.16            (.07)       (1.00)
(.08)
           -------------------------------------------------
------------------------------------------------------------
--------
               2.67          1.53         2.04         1.84
 .05           3.23             .09         (.58)        .43
           -------------------------------------------------
------------------------------------------------------------
--------
               (.03)         (.41)        (.22)        (.11)
(.01)          (.01)           (.16)          --
(.21)
           -------------------------------------------------
------------------------------------------------------------
--------
                 --            --           --           --
--             --            (.06)        (.06)         --
           -------------------------------------------------
------------------------------------------------------------
--------
               (.20)        (1.67)        (.64)        (.04)
(1.07)          (.05)             --         --(f)
(.24)
           -------------------------------------------------
------------------------------------------------------------
--------
                 --            --           --           --
(.11)          (.08)             --           --          --
           -------------------------------------------------
------------------------------------------------------------
--------
                 --            --           --           --
--             --              --         (.36)         --
           -------------------------------------------------
------------------------------------------------------------
--------
               (.23)        (2.08)        (.86)        (.15)
(1.19)          (.14)           (.22)        (.42)
(.45)
           -------------------------------------------------
------------------------------------------------------------
--------
             $16.71        $14.27       $14.82       $13.64
$11.95         $13.09           $9.04        $9.17
$10.17
           -------------------------------------------------
------------------------------------------------------------
--------

              18.65%        10.60%       15.25%       15.38%
 .18%         32.38%            .80%       (5.73)%      4.45%
           -------------------------------------------------
------------------------------------------------------------
--------

           -------------------------------------------------
------------------------------------------------------------
--------
           $263,075      $237,851     $240,563     $191,598
$188,025       $127,121         $29,872      $31,189
$41,780
           -------------------------------------------------
------------------------------------------------------------
--------
           $254,524      $245,536     $221,626     $183,414
$179,614        $49,769         $30.812      $35,163
$38,788
           -------------------------------------------------
------------------------------------------------------------
--------

                .89%(b)       .93%         .99%        1.02%
1.07%          1.40%(b)        1.36%(b)     1.35%
1.34%
           -------------------------------------------------
------------------------------------------------------------
--------
               2.32%(b)      1.15%        1.77%        1.32%
 .47%           .64%(b)        3.60%(b)     4.44%       5.02%
           -------------------------------------------------
------------------------------------------------------------
--------
                 19%           37%          39%          76%
116%            65%             44%         202%        226%
           -------------------------------------------------
------------------------------------------------------------
--------


                          May 17,
                          1994(a)
                          Through
                        December 31,
             1995           1994
           -------------------------------------------------
------------------------------------------------------------
--------
             $9.57         $10.00
           -------------------------------------------------
------------------------------------------------------------
--------
               .57(c)         .27(c)
           -------------------------------------------------
------------------------------------------------------------
--------
               .82           (.19)
           -------------------------------------------------
------------------------------------------------------------
--------
              1.39            .08
           -------------------------------------------------
------------------------------------------------------------
--------
              (.57)          (.27)
           -------------------------------------------------
------------------------------------------------------------
--------
                --           (.24)
           -------------------------------------------------
------------------------------------------------------------
--------
              (.20)            --
           -------------------------------------------------
------------------------------------------------------------
--------
                --             --
           -------------------------------------------------
------------------------------------------------------------
--------
                --             --
           -------------------------------------------------
------------------------------------------------------------
--------
              (.77)          (.51)
           -------------------------------------------------
------------------------------------------------------------
--------
            $10.19          $9.57
           -------------------------------------------------
------------------------------------------------------------
--------
             14.66%           .71%
           -------------------------------------------------
------------------------------------------------------------
--------
           $34,660        $21,447
           -------------------------------------------------
------------------------------------------------------------
--------
           $29,510        $15,366
           -------------------------------------------------
------------------------------------------------------------
--------
              1.00%(c)       1.00%(b)(c)
           -------------------------------------------------
------------------------------------------------------------
--------
              5.56%(c)       4.84%(b)(c)
           -------------------------------------------------
------------------------------------------------------------
--------
               456%           361%
           -------------------------------------------------
------------------------------------------------------------
--------

------------------------------------------------------------
--------------------
                See Notes to Financial Statements beginning on page 51

               THE TARGET PORTFOLIO TRUST
               Financial Highlights (Unaudited)

TOTAL RETURN

BOND PORTFOLIO
                                                    --------
------------------------------------------------------------
------------
                                                    Six
Months
                                                       Ended
Year Ended December 31,
                                                     June
30,            ---------------------------------------------
--------------
                                                       1998
1997          1996             1995             1994
PER SHARE OPERATING
PERFORMANCE:
------------------------------------------------------------
------------------------------------------------------------
------------
Net asset value, beginning of period                $10.56
$10.28           $10.62            $9.48           $10.28
------------------------------------------------------------
------------------------------------------------------------
------------
Income from investment operations
Net investment income                                  .28
 .57              .57              .62(c)           .47(c)
------------------------------------------------------------
------------------------------------------------------------
------------
Net realized and unrealized gains (losses)
 on
 investment transactions                               .14
 .35             (.09)            1.18             (.82)
------------------------------------------------------------
------------------------------------------------------------
------------
      Total from investment
        operations                                     .42
 .92              .48             1.80             (.35)
------------------------------------------------------------
------------------------------------------------------------
------------
Less distributions
Dividends from net investment income                  (.27)
(.54)            (.56)            (.58)            (.45)
------------------------------------------------------------
------------------------------------------------------------
------------
Distributions in excess of net
 investment income                                      --
--               --               --               --
------------------------------------------------------------
------------------------------------------------------------
------------
Distributions from net realized gains                 (.01)
(.10)            (.26)            (.08)              --
------------------------------------------------------------
------------------------------------------------------------
------------
Distributions in excess of net realized
 gains                                                  --
--               --               --               --
------------------------------------------------------------
------------------------------------------------------------
------------
      Total distributions                             (.28)
(.64)            (.82)            (.66)            (.45)
------------------------------------------------------------
------------------------------------------------------------
------------
Net asset value, end of period                      $10.70
$10.56           $10.28           $10.62            $9.48
------------------------------------------------------------
------------------------------------------------------------
------------

TOTAL RETURN(d)                                       3.79%
9.23%            5.02%           19.63%           (3.54)%
------------------------------------------------------------
------------------------------------------------------------
------------

RATIOS/SUPPLEMENTAL DATA:
------------------------------------------------------------
------------------------------------------------------------
------------
Net assets, end of period (000)                    $61,948
$50,411          $49,218          $45,118          $31,191
------------------------------------------------------------
------------------------------------------------------------
------------
Average net assets (000)                           $58,208
$48,123          $47,246          $37,023          $31,141
------------------------------------------------------------
------------------------------------------------------------
------------
Ratios to average net assets
 Expenses
 .82%(b)            .91%             .94%             .85%(c)
 .85%(c)
------------------------------------------------------------
------------------------------------------------------------
------------
 Net investment income
5.54%(b)           5.54%            5.67%
6.21%(c)         4.90%(c)
------------------------------------------------------------
------------------------------------------------------------
------------
Portfolio turnover rate                                177%
323%             340%             141%             121%
------------------------------------------------------------
------------------------------------------------------------
------------

                                              January 5,
                                               1993(a)
                                               Through
                                             December 31,
                                                 1993
PER SHARE OPERATING
PERFORMANCE:
------------------------------------------------------------
------------------------------------------------------------
------------

Net asset value, beginning of period             $10.00
------------------------------------------------------------
------------------------------------------------------------
------------

Income from investment operations
Net investment income                               .44(c)>
------------------------------------------------------------
------------------------------------------------------------
------------

Net realized and unrealized gains (losses)
 on
 investment transactions                            .56
------------------------------------------------------------
------------------------------------------------------------
------------

      Total from investment
        operations                                 1.00
------------------------------------------------------------
------------------------------------------------------------
------------

Less distributions
Dividends from net investment income               (.44)
------------------------------------------------------------
------------------------------------------------------------
------------

Distributions in excess of net
 investment income                                 (.02)
------------------------------------------------------------
------------------------------------------------------------
------------

Distributions from net realized gains              (.19)
------------------------------------------------------------
------------------------------------------------------------
------------

Distributions in excess of net realized
 gains                                             (.07)
------------------------------------------------------------
------------------------------------------------------------
------------

      Total distributions                          (.72)
------------------------------------------------------------
------------------------------------------------------------
------------

Net asset value, end of period                   $10.28
------------------------------------------------------------
------------------------------------------------------------
------------

TOTAL RETURN(d)                                   10.18%
------------------------------------------------------------
------------------------------------------------------------
------------

RATIOS/SUPPLEMENTAL DATA:
------------------------------------------------------------
------------------------------------------------------------
------------

Net assets, end of period (000)                 $25,917
------------------------------------------------------------
------------------------------------------------------------
------------

Average net assets (000)                        $12,594
------------------------------------------------------------
------------------------------------------------------------
------------

Ratios to average net assets
 Expenses
 .85%(b)(c)
------------------------------------------------------------
------------------------------------------------------------
------------

 Net investment income
3.87%(b)(c)
------------------------------------------------------------
------------------------------------------------------------
------------

Portfolio turnover rate                             171%
------------------------------------------------------------
------------------------------------------------------------
------------

(a) Commencement of investment operations.
(b) Annualized.
(c) Net of expense subsidies.
(d) Total return is calculated assuming a purchase of shares on the first day
and a sale on the last day of each period reported and
includes reinvestment of
dividends and distributions.
 Total returns for periods of less than one full year are
not annualized.
------------------------------------------------------------
--------------------
                See Notes to Financial Statements beginning on page 51

                                        INTERMEDIATE-TERM
MORTGAGE BACKED
                                          BOND PORTFOLIO
SECURITIES PORTFOLIO
           -------------------------------------------------
---------------------------     ----------------------------
------

January 5,

1993(a)
           Six Months
Through       Six Months     Year Ended December
             Ended                   Year Ended December 31,
December         Ended                31,
            June 30,      ----------------------------------
-----------         31,          June 30,      -------------
------
              1998          1997         1996        1995
1994          1993            1998         1997        1996

            ------------------------------------------------
------------------------------------------------------------
------
            $  10.42      $  10.30     $  10.51     $  9.56
$ 10.26       $ 10.00        $  10.45      $ 10.21     $
10.31
            ------------------------------------------------
------------------------------------------------------------
------
                 .30           .58          .59         .63
 .49           .46(c)          .33          .64         .65
            ------------------------------------------------
------------------------------------------------------------
------
                 .03           .28         (.07)        .94
(.71)          .46             .01          .23        (.12)
            ------------------------------------------------
------------------------------------------------------------
------
                 .33           .86          .52        1.57
(.22)          .92             .34          .87         .53
            ------------------------------------------------
------------------------------------------------------------
------
                (.29)         (.57)        (.59)       (.60)
(.48)         (.45)           (.31)        (.63)       (.63)
            ------------------------------------------------
------------------------------------------------------------
------
                  --            --           --          --
--            --              --           --          --
            ------------------------------------------------
------------------------------------------------------------
------
                (.01)         (.17)        (.14)       (.02)
--          (.18)             --           --          --
            ------------------------------------------------
------------------------------------------------------------
------
                  --            --           --          --
--          (.03)             --           --          --
            ------------------------------------------------
------------------------------------------------------------
------
                (.30)         (.74)        (.73)       (.62)
(.48)         (.66)           (.31)        (.63)       (.63)
            ------------------------------------------------
------------------------------------------------------------
------
              $10.45        $10.42       $10.30      $10.51
$9.56        $10.26          $10.48       $10.45      $10.21
            ------------------------------------------------
------------------------------------------------------------
------

                3.02%         8.57%        5.22%      16.87%
(2.23)%        9.33%           3.19%        8.82%
5.56%
            ------------------------------------------------
------------------------------------------------------------
------

            ------------------------------------------------
------------------------------------------------------------
------
            $101,076       $95,071     $100,392     $77,125
$62,924       $60,651         $73,518      $71,596
$73,867
            ------------------------------------------------
------------------------------------------------------------
------
             $98,072       $95,575      $81,723     $68,628
$69,602       $32,441         $72,917      $71,757
$72,214
            ------------------------------------------------
------------------------------------------------------------
------

                 .68%(b)       .71%         .73%        .79%
 .80%          .85%(b)(c)       .70%(b)     .88%        .91%
            ------------------------------------------------
------------------------------------------------------------
------
                5.71%(b)      5.64%        5.69%       6.09%
5.06%         4.27%(b)(c)      6.25%(b)    6.21%       6.44%
            ------------------------------------------------
------------------------------------------------------------
------
                 211%          249%         311%         93%
77%          129%              9%         128%        102%
            ------------------------------------------------
------------------------------------------------------------
------
                                      January 5,
                                       1993(a)
                                       Through
                                     December 31,
              1995        1994           1993
            ------------------------------------------------
------------------------------------------------------------
------
            $  9.51     $ 10.18       $  10.00
            ------------------------------------------------
------------------------------------------------------------
------
                .68(c)      .61(c)         .57(c)
            ------------------------------------------------
------------------------------------------------------------
------

                .83        (.66)           .28
            ------------------------------------------------
------------------------------------------------------------
------

               1.51        (.05)           .85
            ------------------------------------------------
------------------------------------------------------------
------
               (.68)       (.61)          (.57)
            ------------------------------------------------
------------------------------------------------------------
------

               (.03)       (.01)          (.02)
            ------------------------------------------------
------------------------------------------------------------
------
                 --          --           (.08)
            ------------------------------------------------
------------------------------------------------------------
------
                 --          --             --
            ------------------------------------------------
------------------------------------------------------------
------
               (.71)       (.62)          (.67)
            ------------------------------------------------
------------------------------------------------------------
------
             $10.31       $9.51         $10.18
            ------------------------------------------------
------------------------------------------------------------
------
              16.18%        (.51)%        8.56%
            ------------------------------------------------
------------------------------------------------------------
------
            $69,759     $61,971        $60,100
            ------------------------------------------------
------------------------------------------------------------
------
            $65,149     $66,276        $29,710
            ------------------------------------------------
------------------------------------------------------------
------
                .85%(c)     .85%(c)        .85%(b)(c)
            ------------------------------------------------
------------------------------------------------------------
------
               6.79%(c)    6.19%(c)       5.30%(b)(c)
            ------------------------------------------------
------------------------------------------------------------
------
                154%        380%           134%
            ------------------------------------------------
------------------------------------------------------------
------

------------------------------------------------------------
--------------------
                See Notes to Financial Statements beginning on page 51

               THE TARGET PORTFOLIO TRUST
               Financial Highlights
               (Unaudited)

U.S. GOVERNMENT

MONEY

MARKET PORTFOLIO
                                                    --------
--------------------------------------------------------
                                                    Six
Months
                                                       Ended
Year Ended December 31,
                                                     June
30,            -------------------------------------------
                                                       1998
1997              1996             1995

PER SHARE OPERATING
PERFORMANCE:
------------------------------------------------------------
--------------------------------------------------------
Net asset value, beginning of period
$1.00              $1.00             $1.00            $1.00
------------------------------------------------------------
--------------------------------------------------------
Income from investment operations
Net investment income
 .024               .049              .045
 .051(c)
------------------------------------------------------------
--------------------------------------------------------
      Total from investment
        operations
 .024               .049              .045             .051
------------------------------------------------------------
--------------------------------------------------------
Less distributions
Dividends from net investment income
(.024)             (.049)            (.045)           (.051)
------------------------------------------------------------
--------------------------------------------------------
      Total distributions
(.024)             (.049)            (.045)           (.051)
------------------------------------------------------------
--------------------------------------------------------
Net asset value, end of period
$1.00              $1.00             $1.00            $1.00
------------------------------------------------------------
--------------------------------------------------------

TOTAL RETURN(d)
2.45%              4.95%            4.53%            5.25%
------------------------------------------------------------
--------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA:
------------------------------------------------------------
--------------------------------------------------------
Net assets, end of period (000)
$107,354            $42,326           $27,397
$18,855
------------------------------------------------------------
--------------------------------------------------------
Average net assets (000)
$69,138            $37,675           $19,132
$20,173
------------------------------------------------------------
--------------------------------------------------------
Ratios to average net assets
 Expenses
 .55%(b)            .65%              .89%
 .75%(c)
------------------------------------------------------------
--------------------------------------------------------
 Net investment income
4.96%(b)           4.91%             4.49%
5.18%(c)
------------------------------------------------------------
--------------------------------------------------------



January 5,

1993(a)

Through

December 31,
                                              1994
1993
PER SHARE OPERATING
PERFORMANCE:
------------------------------------------------------------
--------------------------------------------------------
Net asset value, beginning of period           $1.00
$1.00
------------------------------------------------------------
--------------------------------------------------------
Income from investment operations
Net investment income                           .037(c)
 .025(c)
------------------------------------------------------------
--------------------------------------------------------
      Total from investment
        operations                              .037
 .025
------------------------------------------------------------
--------------------------------------------------------
Less distributions
Dividends from net investment income           (.037)
(.025)
------------------------------------------------------------
--------------------------------------------------------
      Total distributions                      (.037)
(.025)
------------------------------------------------------------
--------------------------------------------------------
Net asset value, end of period                 $1.00
$1.00
------------------------------------------------------------
--------------------------------------------------------
TOTAL RETURN(d)                                3.79%
2.56%
------------------------------------------------------------
--------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA:
------------------------------------------------------------
--------------------------------------------------------
Net assets, end of period (000)              $21,438
$2,997
------------------------------------------------------------
--------------------------------------------------------
Average net assets (000)                     $15,048
$1,407
------------------------------------------------------------
--------------------------------------------------------
Ratios to average net assets
 Expenses                                        .50%(c)
 .50%(b)(c)
------------------------------------------------------------
--------------------------------------------------------
 Net investment income                          4.03%(c)
2.51%(b)(c)
------------------------------------------------------------
--------------------------------------------------------

(a) Commencement of investment operations.
(b) Annualized.
(c) Net of expense subsidies.
(d) Total return is calculated assuming a purchase of shares on the first day
and a sale on the last day of each period reported and
includes reinvestment of
dividends and distributions.
 Total return for periods of less than a full year are not
annualized.
------------------------------------------------------------
--------------------
                See Notes to Financial Statements beginning on page 51

               THE TARGET PORTFOLIO TRUST
               Notes to Financial Statements (Unaudited)

           The Target Portfolio Trust (the 'Fund') is an open-end management investment company. The Fund was established as a Delaware business trust on July 29, 1992 and consists of ten separate portfolios (the
           'Portfolio' or 'Portfolios'): Large
Capitalization Growth Portfolio,
           Large Capitalization Value Portfolio, Small
Capitalization
Growth Portfolio, Small
Capitalization Value Portfolio, International Equity
Portfolio, International
Bond Portfolio, Total Return Bond Portfolio, Intermediate-
Term Bond Portfolio,
Mortgage Backed Securities Portfolio and U.S. Government
Money Market Portfolio.
All the Portfolios are diversified as defined under the Investment Company Act of 1940 except for the International Bond Portfolio. Investment operations commenced on January 5, 1993 with the exception of the International Bond
Portfolio which commenced on May 17, 1994.

      The Portfolios' investment objectives are as follows:
Large Capitalization
Growth Portfolio--long-term capital appreciation through investment primarily in common stocks that, in the investment adviser's opinion, are characterized by a growth of earnings faster than that of the S&P 500; Large Capitalization Value
Portfolio--total return of capital appreciation and dividend income through investment primarily in common stocks that, in the adviser's opinion, have above average price appreciation potential; Small Capitalization Growth
Portfolio--maximum capital appreciation through investment primarily in common stocks of 'emerging growth' companies; Small Capitalization Value
Portfolio--above average capital appreciation through investment in common stocks that, in the adviser's opinion, are undervalued or overlooked in the marketplace; International Equity Portfolio--capital appreciation through investment primarily in common stocks of companies domiciled outside the United
States; International Bond Portfolio--high total return through investment primarily in high quality foreign debt securities denominated primarily in foreign currencies; Total Return Bond Portfolio--total return of current income and capital appreciation through investment primarily in fixed-income securities of varying maturities with a dollar-weighted average portfolio maturity of more than four years but not more than fifteen years; Intermediate-Term Bond
Portfolio--current income and reasonable stability of principal through investment primarily in high quality fixed-income securities of varying maturities with a dollar-weighted average portfolio maturity of more than three years but not more than ten years; Mortgage Backed Securities Portfolio--high current income primarily and capital appreciation secondarily each consistent with the protection of capital through investment primarily in mortgage-related securities; U.S. Government Money Market Portfolio--maximum current income consistent with maintenance of liquidity and preservation of principal through investment exclusively in short-term securities issued or guaranteed by the U.S.
Government, its agencies or instrumentalities.
      The ability of issuers of debt securities (other than those issued or guaranteed by the U.S. Government) held by the Portfolios to meet their obligations may be affected by economic or political developments in a specific industry, region or country.

----------------------------------------------------------
Note 1. Accounting Policies
      The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.
      Securities Valuations: Securities, including options, futures contracts and options thereon, for which the primary market is on a national securities exchange, commodities exchange or board of trade are valued at the last sale price on such exchange or board of trade on the date of valuation or, if there was no sale on such day, at the average of readily available closing bid and asked prices on such day.
      Securities, including options, that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed to be over-the-counter, are valued at the average of the most recently quoted bid and asked prices provided by a principal market maker or dealer.
      U.S. Government securities for which market quotations are available are valued at a price provided by an independent broker/dealer or pricing service.
      Quotations of foreign securities in a foreign currency are converted to
U.S. dollar equivalents at the current rate obtained from a recognized bank or dealer.
      Securities for which market quotations are not available, are valued in good faith under procedures adopted by the Trustees.
      Securities held by the U.S. Government Money Market Portfolio are valued at amortized cost, which approximates market value. Short-term securities held by the other portfolios which mature in sixty days or less are valued at amortized cost which approximates market value. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between the principal amount due at maturity and cost. Short-term securities held by the other portfolios which mature in more than sixty days are valued at current market quotations.
      In connection with transactions in repurchase agreements, it is the Fund's policy that its custodian take possession of the underlying collateral securities, the value of which exceeds the principal amount of the repurchase transaction, including accrued interest. If the seller defaults, and the value of the collateral declines or, if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.
      All securities (except those of the U.S. Government
Money Market
Portfolio) are valued as of 4:15 p.m., New York

------------------------------------------------------------
--------------------
time. The U.S. Government Money Market Portfolio calculates net asset value as of 4:30 p.m., New York time.
      Securities Transactions and Net Investment Income:
Securities transactions
are recorded on the trade date. Realized gains and losses on sales of securities are calculated on the identified cost basis. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. The Fund amortizes premiums and discounts paid on purchases of portfolio securities as adjustments to interest income. Expenses are recorded on the accrual basis which may require the use of certain estimates by management.
      Financial Futures Contracts: A financial futures contract is an agreement to purchase (long) or sell (short) an agreed amount of securities at a set price for delivery on a future date. Upon entering into a financial futures contract, the Portfolio is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount. This amount is known as the 'initial margin.' Subsequent payments, known as 'variation margin,' are made or received by the Portfolio each day, depending on the daily fluctuations in the value of the underlying security. Such variation margin is recorded for financial statement purposes on a daily basis as unrealized gain or loss. When the contract expires or is closed, the gain or loss is realized and is presented in the statement of operations as net realized gain (loss) on financial futures contracts.

      The Portfolio invests in financial futures contracts in order to hedge its existing portfolio securities, or securities the Portfolio intends to purchase, against fluctuations in value caused by changes in prevailing interest rates.
Should interest rates move unexpectedly, the Portfolio may not achieve the anticipated benefits of the financial futures contracts and may realize a loss.
The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates and the underlying hedged assets. The International Equity Portfolio, International Bond Portfolio,
Intermediate-Term Bond Portfolio, Mortgage-Backed Securities
Portfolio and Total
Return Bond Portfolio are the only portfolios that may invest in financial futures contracts.
      Foreign Currency Translation: The books and records of the Portfolios are maintained in U.S. dollars. Foreign currency amounts are translated into U.S.
dollars on the following basis:

      (i) market value of investment securities, other assets and liabilities--at the closing rates of exchange;

      (ii) purchases and sales of investment securities, income and expenses--at the rate of exchange prevailing on the respective dates of such transactions.

      Although the net assets of the Portfolios are presented at the foreign exchange rates and market values at the close of the fiscal period, the
Portfolios do not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of securities held at the end of the fiscal period. Similarly, the Portfolios do not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities sold during the fiscal period.
Accordingly, these realized foreign currency gains (losses) are included in the reported net realized gains (losses) on investment transactions.
      Net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from sales and maturities of short-term securities, holding of foreign currencies, currency gains or losses realized between the trade and settlement dates of securities transactions, and the difference between the amounts of dividends, interest and foreign taxes recorded on the Fund's books and the U.S. dollar equivalent amounts actually received or paid. Net currency gains and losses from valuing foreign currency denominated assets and liabilities at period-end exchange rates are reflected as a component of net unrealized appreciation/depreciation on investments and foreign currencies.
      Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of domestic origin as a result of, among other factors, the level of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.
      Forward Currency Contracts: The International Equity
Portfolio,
International Bond Portfolio, Intermediate-Term Bond
Portfolio and Total Return
Bond Portfolio may enter into forward currency contracts in order to hedge their exposure to changes in foreign currency exchange rates on their foreign portfolio holdings. A forward currency contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. The
Portfolio enters into forward currency contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings or on specific receivables and payables denominated in a foreign currency. The contracts are valued daily at current exchange rates and any unrealized gain or loss is included in net unrealized appreciation or depreciation on investments.
Gain or loss is realized on the settlement date of the contract equal to the difference between the settlement value of the original and renegotiated forward contracts. This gain or loss, if any, is included in net realized gain (loss) on foreign currency transactions. Risks may arise upon entering into these contracts from the potential inability of the counter parties to meet the terms of their contracts.
      Options: The International Equity Portfolio, the
International Bond
Portfolio, the Intermediate-Term Bond Portfolio, the Total Return Bond Portfolio and the Mortgage-Backed Securities Portfolio may either purchase or write options in order to hedge against adverse market movements or fluctuations in value caused by changes in prevailing interest rates or foreign currency exchange rates with respect to securities or currencies which the Portfolio currently owns or intends to purchase. When the Portfolio purchases an option, it pays a premium and an amount equal to that premium is recorded as an investment. When the Portfolio writes an option, it receives a premium and an amount equal to that premium is recorded as a liability. The investment or liability is adjusted daily to reflect the current market value of the option.
If an option expires unexercised, the Fund realizes a gain or loss to the extent of the premium received or paid. If an option is exercised, the premium received or paid is an adjustment to the proceeds from the sale or the cost basis of the purchase in determining whether the Portfolio has realized a gain or loss. The difference between the premium and the amount received or paid on effecting a closing purchase or sale transaction is also treated as a realized gain or loss.
Gain or loss on purchased options is included in net realized gain (loss) on investment

------------------------------------------------------------
--------------------
transactions. Gain or loss on written options is presented separately as net realized gain (loss) on written option transactions.

      The Portfolio, as writer of an option, has no control over whether the underlying securities or currencies may be sold (called) or purchased (put). As a result, the Portfolio bears the market risk of an unfavorable change in the price of the security or currency underlying the written option. The Portfolio, as purchaser of an option, bears the risk of the potential inability of the counterparties to meet the terms of their contracts.
      Reclassification of Capital Accounts: The Fund accounts for and reports distributions to shareholders in accordance with American Institute of Certified
Public Accountants (AICPA) Statement of Position 93-2:
Determination,
Disclosure, and Financial Statement Presentation of Income,
Capital Gain, and
Return of Capital Distributions by Investment Companies. The effect of applying this Statement of Position on the International Equity Portfolio, International
Bond Portfolio, Total Return Bond Portfolio and Intermediate-Term Bond Portfolio was to reclassify $(4,906,872), $(496,389), $(18,421) and
$165,618,
respectively, of net foreign currency gains/losses to undistributed
(overdistribution) net investment income from accumulated net realized gains
(losses).
      Dividends and Distributions: The International Bond
Portfolio, Total
Return Bond Portfolio, Intermediate-Term Bond Portfolio and
Mortgage Backed
Securities Portfolio declare dividends of their net investment income daily and pay such dividends monthly. The U.S. Government Money Market Portfolio declares net investment income and any net capital gain (loss) daily and pays such dividends monthly. Each other Portfolio declares and pays a dividend of its net investment income, if any, at least annually. Each Portfolio except for the U.S.
Government Money Market Portfolio declares and pays its net capital gains, if any, at least annually.

      Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles.
      Taxes: For federal income tax purposes, each portfolio in the Fund is treated as a separate tax-paying entity. It is the intent of each portfolio to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net income to its shareholders. Therefore, no federal income tax provision is required.
      Withholding taxes on foreign interest and dividends have been provided for in accordance with the Portfolios' understanding of the applicable country's tax rules and rates.
      Deferred Organizational Expenses: A total of $279,000 was incurred in connection with the organization of the Fund. These costs have been deferred and are being amortized ratably over a period of sixty months from the date the
Portfolio commenced investment operations.

----------------------------------------------------------
Note 2. Agreements
      The Fund has a management agreement with Prudential
Investments Fund
Management LLC ('PIFM') pursuant to which PIFM manages the investment operations of the Fund, administers the Fund's affairs and is responsible for the selection, subject to review and approval of the Trustees, of the advisers. PIFM supervises the advisers' performance of advisory services and makes recommendations to the Trustees as to whether the advisers' contracts should be renewed, modified or terminated. PIFM pays for the costs pursuant to the advisory agreements, the cost of compensation of officers of the Fund, occupancy and certain clerical and accounting costs of the Fund. The Fund bears all other costs and expenses.
      PIFM has subadvisory agreements with the advisers noted below pursuant to which each adviser furnishes investment advisory services in connection with the management of the Portfolios. Each of the two advisers of the domestic equity
Portfolios--the Large Capitalization Growth Portfolio, Large
Capitalization
Value Portfolio, Small Capitalization Growth Portfolio and
Small Capitalization
Value Portfolio--manages approximately 50% of the assets of the respective
Portfolio. In general, in order to maintain an approximately equal division of assets between the two advisers, all daily cash inflows (i.e., subscriptions and reinvested distributions) and outflows (i.e., redemptions and expenses items) will be divided between the two advisers as PIFM deems it appropriate. In addition, there will be a periodic rebalancing of each Portfolio's assets to take account of market fluctuations in order to maintain the approximately equal allocation. As a consequence, each Portfolio will allocate assets from the better performing of the two advisers to the other.

Portfolio                            Adviser
-----------------   ----------------------------------------
--
Large
  Capitalization
  Growth.........   Oak Associates and
                    Columbus Circle Investors
Large
  Capitalization
  Value..........   INVESCO MIM Inc. and
                    Hotchkis and Willey
Small
  Capitalization
  Growth.........   Nicholas-Applegate Capital Management
and
                    Investment Advisors, Inc.
Small
  Capitalization
  Value..........   Wood, Struthers & Winthrop and
                    Lazard Freres Asset Management
International
  Equity.........   Lazard Freres Asset Management
International
  Bond...........   Delaware International Advisers Ltd.
Total Return Bond
  and
Intermediate-Term
  Bond...........   Pacific Investment Management Co.
Mortgage Backed
  Securities and
  U.S. Government
  Money Market...   Wellington Management Company, LLP

      The management fee paid PIFM is computed daily and payable monthly, at an annual rate of the average daily net assets of the Portfolios specified below and PIFM, in turn, pays each adviser a fee for its services.

                               Total
Portfolio                  Management Fee    Adviser Fee
------------------------   --------------    -----------
Large Capitalization
  Growth................         .60%             .30%
Large Capitalization
  Value.................         .60%             .30%
Small Capitalization
  Growth................         .60%             .30%
Small Capitalization
  Value.................         .60%             .30%
International Equity....         .70%             .40%
International Bond......         .50%             .30%
Total Return Bond.......         .45%             .25%
Intermediate-Term
  Bond..................         .45%             .25%
Mortgage Backed
  Securities............         .45%             .25%
U.S. Government Money
  Market................         .25%            .125%

------------------------------------------------------------
--------------------

      The Fund had a distribution agreement with Prudential
Securities
Incorporated ('PSI') for distribution of the Fund's shares. PSI served the Fund without compensation. Effective July 1, 1998, Prudential Investment Management
Services LLC ('PIMS') became the distributor of the Fund and serves the Fund under the same terms and conditions as under the agreement with PSI.

      PIFM, PSI and PIMS are indirect, wholly owned subsidiaries of The
Prudential Insurance Company of America.

----------------------------------------------------------
Note 3. Other Transactions
with Affiliates
      Prudential Mutual Fund Services LLC ('PMFS'), a wholly owned subsidiary of
PIFM, serves as the Fund's transfer agent. The following amounts represent the fees PMFS charged for the six months ended June 30, 1998 as well as the fees due
PMFS as of June 30, 1998.

                          Amount incurred
                              for the         Amount Due
                          six months ended      as of
                              June 30,         June 30,
Portfolio                       1998             1998
------------------------  ----------------   ------------
Large Capitalization
  Growth................      $ 49,700          $8,800
Large Capitalization
  Value.................        50,300           8,900
Small Capitalization
  Growth................        49,700           8,800
Small Capitalization
  Value.................        48,700           8,600
International Equity....        48,900           8,700
International Bond......        16,200           2,800
Total Return Bond.......        19,600           3,500
Intermediate-Term
  Bond..................        21,600           3,900
Mortgage Backed
  Securities............        23,500           4,100
U.S. Government Money
  Market................         6,700           1,300

      For the six months ended June 30, 1998, PSI earned approximately $2,700 and $3,375 in brokerage commissions on behalf of certain portfolio transactions executed with the Large Capitalization Growth Portfolio and Large Capitalization
Value Portfolio, respectively.

----------------------------------------------------------
Note 4. Portfolio Securities
      Purchases and sales of portfolio securities, excluding short-term investments and written options, for the six months ended
June 30, 1998 were as
follows:

Portfolio                      Purchases        Sales
----------------------------  ------------   ------------
Large Capitalization
  Growth....................  $ 67,940,145   $ 77,262,760
Large Capitalization
  Value.....................    44,887,914     41,227,841
Small Capitalization
  Growth....................    51,160,572     61,446,470
Small Capitalization
  Value.....................    33,174,811     29,918,706
International Equity........    46,186,602     63,344,933
International Bond..........    13,090,298     13,948,478

Portfolio                      Purchases        Sales
----------------------------  ------------   ------------
Total Return Bond...........   125,594,272    105,568,718
Intermediate-Term Bond......   208,803,358    183,017,199
Mortgage Backed
  Securities................    14,689,271      6,435,325

      The federal income tax basis and unrealized appreciation/depreciation of each of the Portfolios' investments, excluding written options as of June 30,
1998, were as follows:

                                  Net
                              Unrealized
                             Appreciation          Gross
Unrealized
Portfolio        Basis       (Depreciation)  Appreciation
Depreciation
------------  ------------   -------------   ------------
--------------
Large
  Capitalization
  Growth....  $190,710,854   $ 107,580,789   $111,203,349
$  3,622,560
Large
  Capitalization
  Value.....   201,905,424      91,765,303     96,144,365
4,379,062
Small
  Capitalization
  Growth....   140,788,787      39,374,922     46,663,560
7,288,638
Small
  Capitalization
  Value.....   152,994,750      31,644,565     39,693,798
8,049,233
International
  Equity....   204,856,678      64,083,782     76,196,306
12,112,524
International
  Bond......    29,086,445        (417,629)       490,545
908,174
Total Return
  Bond......    75,445,863         356,508        515,465
158,957
Intermediate-
  Term
  Bond......   112,597,136         238,664        601,960
363,296
Mortgage
  Backed
  Securities...   70,996,360     2,197,488      2,361,525
164,037

      For federal income tax purposes, the Mortgage Backed Securities Portfolio had a capital loss carryforward as of December 31, 1997 of approximately
$1,083,600 which expires in 2002. Accordingly, no capital gain distributions are expected to be paid to shareholders of the Mortgage Backed Securities Portfolio until future net gains have been realized in excess of such carryforward. In addition, the International Bond Portfolio and the International Equity
Portfolio are electing to treat net currency losses of approximately $165,700 and $60,668, respectively and the Large Capitalization Growth Portfolio is electing to treat net capital losses of approximately $3,715,800, incurred in the two-month period ended December 31, 1997 as having been incurred in the current year.
      At June 30, 1998, the Total Return and Intermediate-Term Bond Portfolios bought 67 and 261 financial futures contracts, respectively, on U.S. Treasury
Bonds, both expiring on September 18, 1998. The unrealized appreciation on such contracts as of June 30, 1998 were as follows:

                                        Value on
Unrealized
                         Value at       June 30,
Appreciation
Portfolio               Acquisition       1998
(Depreciation)
----------------------  -----------   ------------   -------
-------
Total Return Bond.....  $ 8,065,578   $ 8,058,281       $
(7,297)
Intermediate-Term
  Bond................   29,362,125    29,476,719
114,594

------------------------------------------------------------
--------------------

      At June 30, 1998, the Total Return Bond Portfolio had outstanding forward currency contracts to sell foreign currencies, as follows:

                           Value at
Foreign Currency        Settlement Date    Current
Sale Contracts            Receivable        Value
Appreciation
----------------------  ---------------   ----------   -----
---------
German Deutsche marks,
  expiring 9/24/98....    $ 1,020,134     $1,014,679      $
5,455
                        ---------------   ----------
------
                        ---------------   ----------
------

      Transactions in options written during the six months ended June 30, 1998, were as follows:

                                         Number of
Premiums
Target Total Return                      Contracts
Received
--------------------------------------   ---------    ------
--
Options outstanding at December 31,
  1997................................        --      $    -
-
Options written.......................        14
6,925
                                         ---------    ------
--
Options outstanding at June 30,
  1998................................        14      $
6,925
                                         ---------    ------
--
                                         ---------    ------
--

                                         Number of
Premiums
Intermediate-Term Bond Portfilio         Contracts
Received
--------------------------------------   ---------    ------
--
Options outstanding at December 31,
  1997................................        --      $    -
-
Options written.......................        23
11,377
                                         ---------    ------
--
Options outstanding at June 30,
  1998................................        23
$11,377
                                         ---------    ------
--
                                         ---------    ------
--

------------------------------------------------------------
--------------------

Note 5. Capital

      The Fund has authorized an unlimited number of shares of beneficial interest at $.001 par value per share. Of the shares outstanding at June 30,
1998, PIFM owned 1,125 shares of each portfolio, except for the International
Bond Portfolio, of which it owned 252,543 shares.

      Transactions in shares of beneficial interest during the six months ended
June 30, 1998 were as follows:


Shares

Issued in

Reinvestment                          Increase/

of Dividends                         (Decrease)
                                               Shares
and              Shares           in Shares
Portfolio                                       Sold
Distributions      Reacquired        Outstanding
--------------------------------------      -------------
------------       -----------       -----------
Large Capitalization Growth
  Portfolio...........................         1,899,022
--              (2,471,868)        (572,846)
Large Capitalization Value
  Portfolio...........................         1,915,490
349,938         (2,311,824)         (46,396)
Small Capitalization Growth
  Portfolio...........................         1,427,348
220,380         (1,710,136)         (62,408)
Small Capitalization Value
  Portfolio...........................         1,688,146
112,697         (1,845,743)         (44,900)
International Equity Portfolio........        11,973,055
205,916        (13,096,601)        (917,630)
International Bond Portfolio..........           556,593
72,149           (724,859)         (96,117)
Total Return Bond Portfolio...........         1,685,150
131,582           (797,283)       1,019,449
Intermediate-Term Bond Portfolio......         2,715,118
240,073         (2,410,706)         544,485
Mortgage Backed Securities Portfolio..           857,258
164,025           (854,162)         167,121

      Transactions in shares of beneficial interest during the year ended
December 31, 1997 were as follows:


Shares

Issued in

Reinvestment                          Increase/

of Dividends                         (Decrease)
                                               Shares
and              Shares           in Shares
Portfolio                                       Sold
Distributions      Reacquired        Outstanding
--------------------------------------      -------------
------------       -----------       -----------
Large Capitalization Growth
  Portfolio...........................         3,273,409
2,367,133         (4,709,116)         931,426
Large Capitalization Value
  Portfolio...........................         3,430,654
1,783,097         (4,539,037)         674,714
Small Capitalization Growth
  Portfolio...........................         2,375,813
1,448,105         (3,049,714)         774,204
Small Capitalization Value
  Portfolio...........................         2,564,741
1,051,562         (2,602,621)       1,013,682
International Equity Portfolio........        23,121,459
2,177,188        (24,872,919)         425,728
International Bond Portfolio..........         1,097,817
157,365         (1,963,982)        (708,800)
Total Return Bond Portfolio...........         1,432,562
273,531         (1,719,713)         (13,620)
Intermediate-Term Bond Portfolio......         2,836,650
620,854         (4,075,790)        (618,286)
Mortgage Backed Securities Portfolio..         1,308,386
354,474         (2,049,370)        (386,510)

------------------------------------------------------------
--------------------

Target's Shareholder Services
Target strives to demonstrate that top managers can make a difference, asset allocation can limit volatility and quality services are worth paying for. So here's a sampling of the services you receive as a Target shareholder. This impressive list should confirm that your choice to use
Target was the right
one for you and your family.

Consulting Services
1) A Financial Advisor's professional guidance to assist you.
2)  Questionnaire process addresses your investment needs.
3)  Personalized investment policy statement (the
Evaluation) details your risk
    profile.
4) 66 recommended asset allocations or unlimited number of customized allocations are available.
5) Investment advisers manage or co-manage a portion of each Target portfolio.
6) Adviser monitoring helps ensure that they perform as expected over the long term.
7) Adviser changes are made if long-term performance is poor.
8) Free, unlimited allocation changes help you react to changing market conditions.
9) Research services from Ibbotson Associates are used for allocation construction.
10) IRA analysis details your overall IRA allocation and suggests a new one, if appropriate.

Reporting Services
1) Customized quarterly reports contain time-weighted and dollar-weighted returns.
2) Detailed tax information including gains, losses and average cost per share.
3) Quarterly adviser comments focus on their specific market expertise.
4) Detailed performance of market indices.

(ICON)
                                    56

Trustees
Eugene C. Dorsey
Douglas H. McCorkindale
Thomas T. Mooney
Richard A. Redeker

Officers
Richard A Redeker
President

Robert F. Gunia
Vice President

Grace C. Torres
Treasurer

Stephen M. Ungerman
Assistant Treasurer

S. Jane Rose
Secretary

David F. Connor
Assistant Secretary

Manager
Prudential Investments Fund
Management LLC
Gateway Center Three
100 Mulberry Street
Newark, NJ 07102-4077

Investment Advisers
Columbus Circle Investors
Metro Center
One Station Plaza
Stamford, CT 06902

Delaware International
Advisers Ltd.
80 Cheapside
London, ECZV6EE
United Kingdom

Hotchkis and Wiley
800 West Sixth Street
Los Angeles, CA 90017

INVESCO Capital Management
1315 Peachtree Street
Suite 500
Atlanta, GA 30309

Investment Advisers, Inc.
3700 First Bank Place
P.O. Box 357
Minneapolis, MN 55440

Lazard Freres Asset Management
30 Rockefeller Plaza
New York, NY 10020

Oak Associates
3875 Embassy Parkway
Suite 250
Akron, OH 44333

Nicholas-Applegate
Capital Management
600 West Broadway
San Diego, CA 92101

Pacific Investment
Management Company
840 Newport Center Drive
Newport Beach, CA 92658

Wellington Management Company
75 State Street
Boston, MA 02109

Wood, Struthers & Winthrop
277 Park Avenue
New York, NY 10005

Distributor
Prudential Investment
Management Services LLC
Gateway Center Three
100 Mulberry Street
Newark, NJ 07102-4077

Custodian
State Street Bank and Trust Company
One Heritage Drive
North Quincy, MA 02171

Transfer Agent
Prudential Mutual Fund
Services LLC
Raritan Plaza One
Edison, NJ 08837

Independent Accountants
PricewaterhouseCoopers LLP
1177 Avenue of the Americas
New York, NY 10036

Legal Counsel
Gardner, Carton & Douglas
Quaker Tower
321 North Clark Street
Chicago, IL 60610-4795

The accompanying financial statements as of June 30, 1998 were not audited and, accordingly, no opinion is expressed on them.

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

875921 87 6    875921 40 5    875921 88 4    875921 60 3
875921 20 7    875921 30 6    875921 80 1    TMF 158 E2
875921 10 8    875921 50 4    875921 70 2

(ICON)